United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-8104
                                   ---------------------------------------------

                          Touchstone Funds Group Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                303 Broadway, Suite 1100, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Jill T. McGruder, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:   09/30
                          -------

Date of reporting period: 3/31/09
                          -------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

                                                                  MARCH 31, 2009
                                                                     (UNAUDITED)



Semi-Annual Report


--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Diversified Small Cap Value Fund

Touchstone Healthcare and Biotechnology Fund

Touchstone Intermediate Fixed Income Fund

Touchstone International Growth Fund

Touchstone Mid Cap Fund

Touchstone Premium Yield Equity Fund

Touchstone Sands Capital Select Growth Fund

Touchstone Short Duration Fixed Income Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Ultra Short Duration Fixed Income Fund

Touchstone Value Opportunities Fund


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[LOGO] TOUCHSTONE(R)
       INVESTMENTS

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

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

                                                                         Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                         4-5
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                     6-11
--------------------------------------------------------------------------------
Statements of Operations                                                12-15
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                     16-23
--------------------------------------------------------------------------------
Financial Highlights                                                    24-46
--------------------------------------------------------------------------------
Notes to Financial Statements                                           47-64
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
    Diversified Small Cap Value Fund                                    65-66
--------------------------------------------------------------------------------
    Healthcare and Biotechnology Fund                                      67
--------------------------------------------------------------------------------
    Intermediate Fixed Income Fund                                         68
--------------------------------------------------------------------------------
    International Growth Fund                                           69-70
--------------------------------------------------------------------------------
    Mid Cap Fund                                                        71-72
--------------------------------------------------------------------------------
    Premium Yield Equity Fund                                              73
--------------------------------------------------------------------------------
    Sands Capital Select Growth Fund                                       74
--------------------------------------------------------------------------------
    Short Duration Fixed Income Fund                                    75-76
--------------------------------------------------------------------------------
    Small Cap Value Opportunities Fund                                  77-78
--------------------------------------------------------------------------------
    Ultra Short Duration Fixed Income Fund                              79-80
--------------------------------------------------------------------------------
    Value Opportunities Fund                                               81
--------------------------------------------------------------------------------
Other Items                                                             82-95
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)
March 31, 2009
--------------------------------------------------------------------------------

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Financials                                                                 31.8
Information Technology                                                     14.6
Consumer Discretionary                                                     10.1
Industrials                                                                 9.9
Utilities                                                                   7.4
Materials                                                                   7.2
Health Care                                                                 6.8
Consumer Staples                                                            5.8
Energy                                                                      5.4
Investment Funds                                                           18.1
Other Assets/Liabilities (Net)                                            (17.1)
                                                                         ------
TOTAL                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Information Technology                                                     17.7
Health Care                                                                17.1
Consumer Staples                                                           11.2
Financials                                                                  9.4
Telecommunication Services                                                  8.8
Energy                                                                      8.8
Industrials                                                                 6.4
Materials                                                                   5.9
Consumer Discretionary                                                      4.7
Utilities                                                                   3.4
Investment Fund                                                             6.3
Other Assets/Liabilities (Net)                                              0.3
                                                                         ------
TOTAL                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HEALTHCARE AND BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Health Care                                                                98.2
Investment Funds                                                           27.4
Other Assets/Liabilities (Net)                                            (25.6)
                                                                         ------
TOTAL                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                     (% OF INVESTMENT SECURITIES)
AAA                                                                       100.0
                                                                         ------
TOTAL                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MID CAP FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Information Technology                                                     24.1
Consumer Discretionary                                                     16.6
Industrials                                                                11.2
Financials                                                                  9.9
Health Care                                                                 9.1
Utilities                                                                   8.4
Energy                                                                      7.1
Consumer Staples                                                            4.9
Telecommunication Services                                                  2.8
Materials                                                                   1.7
Investment Funds                                                           31.3
Other Assets/Liabilities (Net)                                            (27.1)
                                                                         ------
TOTAL                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PREMIUM YIELD EQUITY FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Consumer Staples                                                           18.5
Energy                                                                     17.8
Utilities                                                                  13.5
Health Care                                                                13.1
Telecommunication Services                                                 12.2
Information Technology                                                      9.1
Consumer Discretionary                                                      7.3
Industrials                                                                 2.3
Investment Fund                                                             6.4
Other Assets/Liabilities (Net)                                             (0.2)
                                                                         ------
TOTAL                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                     (% OF INVESTMENT SECURITIES)
U.S. Treasury                                                               5.0
U.S. Agency                                                                75.5
AAA                                                                         9.5
AA                                                                          4.9
A                                                                           4.3
BBB                                                                         0.8
                                                                         ------
TOTAL                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ULTRA SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                     (% OF INVESTMENT SECURITIES)
U.S. Treasury                                                               2.5
U.S. Agency                                                                75.9
AAA                                                                         4.6
AA                                                                          5.9
A                                                                           2.4
Cash                                                                        8.7
                                                                         ------
TOTAL                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SANDS CAPITAL SELECT GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Information Technology                                                     33.1
Health Care                                                                21.7
Energy                                                                     14.0
Consumer Discretionary                                                     12.0
Financials                                                                 10.1
Materials                                                                   3.0
Telecommunication Services                                                  2.6
Industrials                                                                 1.5
Investment Funds                                                            8.6
Other Assets/Liabilities (Net)                                             (6.6)
                                                                         ------
TOTAL                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Financials                                                                 30.7
Information Technology                                                     22.8
Industrials                                                                13.7
Consumer Discretionary                                                      9.0
Materials                                                                   5.7
Health Care                                                                 4.7
Utilities                                                                   4.1
Consumer Staples                                                            4.0
Energy                                                                      2.2
Telecommunication Services                                                  1.8
Investment Funds                                                           14.8
Other Assets/Liabilities (Net)                                            (13.5)
                                                                         ------
TOTAL                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Financials                                                                 19.3
Energy                                                                     14.9
Consumer Staples                                                           13.2
Health Care                                                                12.8
Consumer Discretionary                                                      8.6
Utilities                                                                   7.2
Information Technology                                                      6.9
Industrials                                                                 6.6
Telecommunication Services                                                  5.0
Materials                                                                   4.4
Investment Funds                                                           16.8
Other Assets/Liabilities (Net)                                            (15.7)
                                                                         ------
TOTAL                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                    DIVERSIFIED
                                                                     SMALL CAP     HEALTHCARE AND  INTERMEDIATE    INTERNATIONAL
                                                                       VALUE       BIOTECHNOLOGY   FIXED INCOME       GROWTH
                                                                        FUND           FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost                                                          $ 117,204,141   $  54,605,053   $   6,040,053   $  30,532,017
================================================================================================================================
  Affiliated securities, at market value                           $   1,160,909   $     702,622   $   6,039,697   $   1,406,720
  Non-affiliated securities, at market value                          80,933,257      53,924,506             382      20,925,621
--------------------------------------------------------------------------------------------------------------------------------
  At market value - including $11,189,866 and $10,991,246
    of securities loaned for the Diversified Small Cap Value Fund
    and Healthcare and Biotechnology Fund, respectively.           $  82,094,166   $  54,627,128   $   6,040,079   $  22,332,341
Cash                                                                          --              --              --          73,677
Dividends and interest receivable                                         59,854          37,651           4,143          84,320
Receivable for capital shares sold                                        73,011          15,883           7,446             675
Receivable for securities sold                                           607,307         603,187              --              --
Receivable for securities lending income                                   4,728           3,685              --              --
Tax reclaim receivable                                                        --           2,000              --              --
Other assets                                                              11,798          17,566           1,070          29,957
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                          82,850,864      55,307,100       6,052,738      22,520,970
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                          5,564              --             595              --
Payable upon return of securities loaned                              11,536,363      11,213,136              --              --
Payable for capital shares redeemed                                       56,988          99,752         114,035          15,272
Payable for securities purchased                                         823,847         439,346              --          73,677
Payable to Advisor                                                        43,372          37,409           4,807          17,481
Payable to other affiliates                                               48,617          18,489           4,399           2,488
Payable to Trustees                                                        3,500           2,972           2,781           4,236
Other accrued expenses and liabilities                                   216,920           3,775          25,505           9,143
--------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     12,735,171      11,814,879         152,122         122,297
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                         $  70,115,693   $  43,492,221   $   5,900,616   $  22,398,673
================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                    $ 125,036,657   $  57,427,302   $   7,862,791   $  33,109,218
Accumulated net investment income (loss)                                 158,651        (110,104)         (7,617)         83,055
Accumulated net realized losses on investments
  and foreign currency transactions                                  (20,236,104)    (14,528,801)     (1,954,584)     (2,593,924)
Net unrealized appreciation (depreciation) on investments            (34,843,511)        703,178              26      (8,199,676)
Net unrealized appreciation on foreign currency and translation
  of other assets and liabilities denominated in foreign currency             --             646              --              --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                         $  70,115,693   $  43,492,221   $   5,900,616   $  22,398,673
--------------------------------------------------------------------------------------------------------------------------------

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                          $     962,691   $  39,632,475   $          --   $  22,275,101
================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value)                                    127,384       3,494,257              --       4,058,520
================================================================================================================================
Net asset value and redemption price per share                     $        7.56   $       11.34   $          --   $        5.49
================================================================================================================================
Maximum offering price per share                                   $        8.02   $       12.03   $          --   $        5.82
================================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Contiued)
--------------------------------------------------------------------------------

                                                                  DIVERSIFIED
                                                                   SMALL CAP    HEALTHCARE AND  INTERMEDIATE  INTERNATIONAL
                                                                     VALUE      BIOTECHNOLOGY   FIXED INCOME     GROWTH
                                                                     FUND           FUND           FUND           FUND
---------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                        $     551,662  $   3,859,746  $          --  $     121,950
===========================================================================================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value)                                   73,697        347,684             --         22,277
===========================================================================================================================
Net asset value, offering price and redemption price per share*  $        7.49  $       11.10  $          --  $        5.47
===========================================================================================================================

PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares                        $          --  $          --  $          --  $       1,622
===========================================================================================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value)                                       --             --             --            296
===========================================================================================================================
Net asset value, offering price and redemption price per share   $          --  $          --  $          --  $        5.47
===========================================================================================================================

PRICING OF CLASS Z SHARES
Net assets attributable to Class Z shares                        $  68,601,340  $          --  $          --  $          --
===========================================================================================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value)                                9,055,229             --             --             --
===========================================================================================================================
Net asset value, offering price and redemption price per share   $        7.58  $          --  $          --  $          --
===========================================================================================================================

PRICING OF INSTITUTIONAL CLASS SHARES
Net assets attributable to Institutional Class shares            $          --  $          --  $   5,900,616  $          --
===========================================================================================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value)                                       --             --        681,781             --
===========================================================================================================================
Net asset value, offering price and redemption price per share   $          --  $          --  $        8.65  $          --
===========================================================================================================================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                                                 SANDS CAPITAL   SHORT DURATION
                                                                                    PREMIUM          SELECT           FIXED
                                                                    MID CAP       YIELD EQUITY       GROWTH          INCOME
                                                                     FUND             FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost                                                        $ 223,931,003   $  20,770,970   $ 373,488,662   $  43,378,333
==============================================================================================================================
  Affiliated securities, at market value                         $   6,780,251   $     915,614   $   5,181,517   $      92,919
  Non-affiliated securities, at market value                       203,308,334      13,433,709     297,495,852      43,654,984
------------------------------------------------------------------------------------------------------------------------------
  At market value - including $44,668,931 and $18,986,920
    of securities loaned for the Mid Cap Fund and Sands Capital
    Select Growth Fund, respectively.                            $ 210,088,585   $  14,349,323   $ 302,677,369   $  43,747,903
Dividends and interest receivable                                      105,331          36,277         116,537         180,408
Receivable for capital shares sold                                     435,656         103,731         685,202              56
Receivable for securities sold                                       6,785,826              --         682,157              --
Receivable for securities lending income                                16,639              --           8,510              --
Tax reclaim receivable                                                     475              --              --              --
Other assets                                                            15,449          23,947          34,713           5,777
------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                       217,447,961      14,513,278     304,204,488      43,934,144
------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                           --           2,772              --           1,800
Payable upon return of securities loaned                            45,036,806              --      19,155,171              --
Payable for capital shares redeemed                                    275,491           1,936         558,041          39,207
Payable for securities purchased                                     6,661,647         160,285              --              --
Payable to Advisor                                                      91,168           7,456         196,295           9,408
Payable to other affiliates                                             14,490           1,282          79,779          17,819
Payable to Trustees                                                      3,293           3,532           3,408           2,246
Other accrued expenses and liabilities                                  18,085           8,892         370,384          71,678
------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   52,100,980         186,155      20,363,078         142,158
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                       $ 165,346,981   $  14,327,123   $ 283,841,410   $  43,791,986
==============================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                  $ 396,402,042   $  28,213,905   $ 494,233,963   $  48,967,942
Accumulated net investment income (loss)                              (163,721)          6,085        (750,916)        (14,385)
Accumulated net realized losses on investments                    (217,227,226)     (7,471,220)   (140,808,173)     (5,531,141)
Net unrealized appreciation (depreciation) on investments          (13,664,114)     (6,421,647)    (68,833,464)        369,570
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                       $ 165,346,981   $  14,327,123   $ 283,841,410   $  43,791,986
------------------------------------------------------------------------------------------------------------------------------

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                        $     264,199   $  13,371,321   $          --   $          --
==============================================================================================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value)                                   29,826       2,833,011              --              --
==============================================================================================================================
Net asset value and redemption price per share                   $        8.86   $        4.72   $          --   $          --
==============================================================================================================================
Maximum offering price per share                                 $        9.40   $        5.01   $          --   $          --
==============================================================================================================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                        $     125,768   $     954,337   $          --   $          --
==============================================================================================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value)                                   14,165         202,213              --              --
==============================================================================================================================
Net asset value, offering price and redemption price per share*  $        8.88   $        4.72   $          --   $          --
==============================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                                              SANDS CAPITAL  SHORT DURATION
                                                                                  PREMIUM         SELECT          FIXED
                                                                   MID CAP      YIELD EQUITY      GROWTH         INCOME
                                                                    FUND            FUND           FUND           FUND
------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares                       $          --  $       1,465  $  68,594,838  $          --
==============================================================================================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value)                                      --            311     13,794,884             --
==============================================================================================================================
Net asset value, offering price and redemption price per share  $          --  $        4.72  $        4.97  $          --
==============================================================================================================================

PRICING OF CLASS Z SHARES
Net assets attributable to Class Z shares                       $   1,544,810  $          --  $ 215,246,572  $  43,791,986
==============================================================================================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value)                                 174,839             --     43,798,822      4,480,728
==============================================================================================================================
Net asset value, offering price and redemption price per share  $        8.84  $          --  $        4.91  $        9.77
==============================================================================================================================

PRICING OF INSTITUTIONAL CLASS SHARES
Net assets attributable to Institutional Class shares           $ 163,412,204  $          --  $          --  $          --
==============================================================================================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value)                              18,394,932             --             --             --
==============================================================================================================================
Net asset value, offering price and redemption price per share  $        8.88  $          --  $          --  $          --
==============================================================================================================================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                     SMALL CAP           ULTRA
                                                                       VALUE          SHORT DURATION         VALUE
                                                                   OPPORTUNITIES       FIXED INCOME      OPPORTUNITIES
                                                                       FUND               FUND                FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost                                                          $  82,839,506      $ 120,995,023      $ 199,415,371
======================================================================================================================
  Affiliated securities, at market value                           $   1,659,707      $  10,333,408      $   3,383,296
  Non-affiliated securities, at market value                          80,313,220        108,329,464        152,328,923
----------------------------------------------------------------------------------------------------------------------
  At market value - including $8,588,993 and $15,031,583
    of securities loaned for the Small Cap Value Opportunities
    Fund and Value Opportunities Fund, respectively.               $  81,972,927      $ 118,662,872      $ 155,712,219
Cash                                                                     214,401                 --                 --
Dividends and interest receivable                                        109,238            725,203            222,272
Receivable for capital shares sold                                        37,768             26,797            330,076
Receivable for securities sold                                         2,519,428             37,987                 --
Receivable for securities lending income                                   7,594                 --              5,983
Other assets                                                              14,977             16,022             29,303
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                          84,876,333        119,468,881        156,299,853
----------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                             --             13,772             59,252
Payable upon return of securities loaned                               9,059,459                 --         19,187,499
Payable for capital shares redeemed                                      690,839            220,391            122,020
Payable for securities purchased                                       2,657,502                 --          2,085,371
Payable to Advisor                                                        55,856             22,135             75,536
Payable to other affiliates                                               91,327             17,788             21,084
Payable to Trustees                                                        1,259              2,595              2,942
Other accrued expenses and liabilities                                   101,237            196,564            116,965
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     12,657,479            473,245         21,670,669
----------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                         $  72,218,854      $ 118,995,636      $ 134,629,184
======================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                    $ 139,644,306      $ 133,177,054      $ 206,965,915
Accumulated net investment income (loss)                                  82,613             (6,800)           (49,738)
Accumulated net realized losses on investments                       (67,009,574)       (11,842,533)       (28,617,224)
Net unrealized depreciation on investments                              (498,491)        (2,332,085)       (43,669,769)
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                         $  72,218,854      $ 118,995,636      $ 134,629,184
----------------------------------------------------------------------------------------------------------------------

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                          $          --      $          --      $   9,370,966
======================================================================================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value)                                         --                 --          1,007,124
======================================================================================================================
Net asset value and redemption price per share                     $          --      $          --      $        9.30
======================================================================================================================
Maximum offering price per share                                   $          --      $          --      $        9.87
======================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                     SMALL CAP           ULTRA
                                                                       VALUE          SHORT DURATION         VALUE
                                                                   OPPORTUNITIES       FIXED INCOME      OPPORTUNITIES
                                                                       FUND               FUND                FUND
----------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                           $          --     $          --     $   3,417,912
======================================================================================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value)                                          --                --           368,445
======================================================================================================================
Net asset value, offering price and redemption price per share*     $          --     $          --     $        9.28
======================================================================================================================

PRICING OF CLASS Z SHARES
Net assets attributable to Class Z shares                           $  72,218,854     $ 118,995,636     $ 121,840,306
======================================================================================================================
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value)                                   7,242,872        12,387,121        13,109,302
======================================================================================================================
Net asset value, offering price and redemption price per share      $        9.97     $        9.61     $        9.29
======================================================================================================================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                  INTERNATIONAL GROWTH FUND
                                                                                          ------------------------------------------
                                              DIVERSIFIED                                   SIX MONTHS     PERIOD          YEAR
                                               SMALL CAP    HEALTHCARE AND  INTERMEDIATE      ENDED        ENDED           ENDED
                                                 VALUE      BIOTECHNOLOGY   FIXED INCOME     MARCH 31,   SEPTEMBER 30,  DECEMBER 31,
                                                 FUND            FUND           FUND           2009        2008(B)         2007
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities          $     22,739   $     33,149   $      7,619  $     13,904  $      2,251   $         --
Dividends from non-affiliated securities (A)     1,092,530        217,038         40,255       209,007        99,239         62,622
Interest                                                43              9        354,477           184            --          2,614
Income from securities loaned                       77,377         35,862             --            --            --             --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                          1,192,689        286,058        402,351       223,095       101,490         65,236
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                           358,315        246,295         33,186        92,953        37,748         23,086
Administration fees                                 84,310         49,259         14,750        20,656            61             --
Accounting and pricing fees                             --             --             --            --        65,625         74,365
Transfer Agent fees, Class A                         1,733         51,476             --           392         3,439          1,974
Transfer Agent fees, Class C                           293          3,554             --           249            --             --
Transfer Agent fees, Class Y                            --             --             --            50            --             --
Transfer Agent fees, Class Z                        62,130             --             --            --            --             --
Transfer Agent fees, Institutional Class                --             --          2,069            --            --             --
Distribution expenses, Class A                       2,376         56,208             --        25,710         9,444          5,772
Distribution expenses, Class C                       2,621         21,463             --           432            --             --
Reports to shareholders                             16,143         15,392          3,205         2,258        41,250         16,747
Professional fees                                    5,726          4,184          4,537        11,212        32,381         31,800
Shareholder servicing fees                          88,778             --             --            --            --             --
Registration fees, Class A                           2,680         14,264             --         4,967        13,136         17,970
Registration fees, Class C                           2,317          4,699             --         4,967            --             --
Registration fees, Class Y                              --             --             --         4,657            --             --
Registration fees, Class Z                           3,639             --             --            --            --             --
Registration fees, Institutional Class                  --             --          1,480            --            --             --
Trustees' fees and expenses                          3,123          3,523          1,053         4,236        27,000         18,000
Custodian fees                                       3,298          2,845            776         3,123        11,196          8,283
Postage and supplies                                 7,266          9,004          1,154         5,906            90          1,491
Compliance fees and expenses                           834            723            808           498         1,587            120
Other expenses                                       1,525          1,128          2,733         1,244         3,782          5,502
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                     647,107        484,017         65,751       183,510       246,739        205,110
Fees waived by the Administrator                   (35,314)       (49,259)        (3,939)      (20,656)          (61)            --
Fees waived and/or expenses
  reimbursed by the Advisor                             --        (38,596)            --       (23,786)     (189,821)      (170,469)
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                       611,793        396,162         61,812       139,068        56,857         34,641
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                       580,896       (110,104)       340,539        84,027        44,633         30,595
====================================================================================================================================

REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS
Net realized gains (losses) from
  security transactions                        (19,642,679)   (10,233,270)    (1,868,187)   (2,258,571)     (320,230)       217,507
Net realized losses from foreign
  currency transactions                                 --       (126,318)            --            --            --             --
Net change in unrealized appreciation/
  depreciation on investments                  (24,545,986)    (5,848,056)     1,550,339    (7,538,578)   (1,265,129)       197,015
Net change in unrealized
  appreciation/depreciation on
  foreign currency transactions                         --          1,380             --            --            --             --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Operations (Continued)
--------------------------------------------------------------------------------

                                                                                        INTERNATIONAL GROWTH FUND
                                                                                ------------------------------------------
                                    DIVERSIFIED                                   SIX MONTHS     PERIOD          YEAR
                                     SMALL CAP    HEALTHCARE AND  INTERMEDIATE      ENDED        ENDED           ENDED
                                       VALUE      BIOTECHNOLOGY   FIXED INCOME     MARCH 31,   SEPTEMBER 30,  DECEMBER 31,
                                       FUND            FUND           FUND           2009        2008(B)         2007
--------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS     $(44,188,665)  $(16,206,264)  $   (317,848) $ (9,797,149) $ (1,585,359)  $    414,522
--------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS        $(43,607,769)  $(16,316,368)  $     22,691  $ (9,713,122) $ (1,540,726)  $    445,117
==========================================================================================================================

(A) Net of foreign
     tax withholding of:            $         --   $      3,463   $         --  $      6,318  $        143   $      4,407

(B) Effective after the close of business on December 31, 2007, the Fund changed its fiscal year end to September 30.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations (Continued)
--------------------------------------------------------------------------------

                                                                                                  SANDS CAPITAL   SHORT DURATION
                                                                                     PREMIUM         SELECT           FIXED
                                                                      MID CAP      YIELD EQUITY      GROWTH          INCOME
                                                                       FUND           FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                              $     125,084   $       8,070   $      94,811   $      50,456
Dividends from non-affiliated securities (A)                          1,410,965         416,852         599,928         113,623
Interest                                                                    709              39             236         784,000
Income from securities loaned                                           209,859              --         218,431              --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               1,746,617         424,961         913,406         948,079
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                875,616          51,987         962,337          56,397
Administration fees                                                     218,905          14,853         318,219          45,118
Shareholder servicing fees                                                2,445              --         270,675          54,470
Transfer Agent fees, Class A                                                904             442              --              --
Transfer Agent fees, Class C                                                 92              68              --              --
Transfer Agent fees, Class Y                                                 --              48          27,646              --
Transfer Agent fees, Class Z                                              4,777              --         115,805          19,393
Transfer Agent fees, Institutional Class                                  3,238              --              --              --
Registration fees, Class A                                                2,792           7,521              --              --
Registration fees, Class C                                                2,802           6,036              --              --
Registration fees, Class Y                                                   --           6,819              --              --
Registration fees, Class Z                                                4,987              --          22,771           6,492
Registration fees, Institutional Class                                    6,533              --              --              --
Professional fees                                                        15,018           5,718          19,903           5,021
Reports to shareholders                                                   5,187           1,434          31,628           6,654
Postage and supplies                                                      6,522           6,630          15,733           2,198
Distribution expenses, Class A                                              270          17,843              --              --
Distribution expenses, Class C                                              482           2,886              --              --
Trustees' fees and expenses                                               3,339           3,158           3,262           3,698
Custodian fees                                                            3,050             522           5,202             599
Compliance fees and expenses                                              1,455             493           1,461             655
Other expenses                                                            5,443             520           6,407           4,146
--------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                        1,163,857         126,978       1,801,049         204,841
Fees waived by the Administrator                                       (177,110)        (14,853)       (136,727)        (37,748)
Fees waived and/or expenses reimbursed by the Advisor                        --         (21,207)             --              --
--------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                            986,747          90,918       1,664,322         167,093
--------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                            759,870         334,043        (750,916)        780,986
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions             (135,316,454)     (5,078,264)   (105,433,836)         22,284
Net change in unrealized appreciation/
  depreciation on investments                                        13,008,157      (2,601,986)    (34,469,456)        841,972
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS          (122,308,297)     (7,680,250)   (139,903,292)        864,256
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS             $(121,548,427)  $  (7,346,207)  $(140,654,208)  $   1,645,242
================================================================================================================================

(A) Net of foreign tax withholding of:                            $       2,030   $       8,759   $          --   $          --

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations (Continued)
--------------------------------------------------------------------------------

                                                          SMALL CAP        ULTRA
                                                            VALUE      SHORT DURATION    VALUE
                                                        OPPORTUNITIES   FIXED INCOME  OPPORTUNITIES
                                                            FUND           FUND          FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                   $     24,615   $    138,663   $     49,236
Dividends from non-affiliated securities                    728,450         96,461      2,057,426
Interest                                                        804      2,756,079             27
Income from securities loaned                               124,987             --        101,238
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                     878,856      2,991,203      2,207,927
---------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                    419,047        155,952        478,609
Administration fees                                          88,405        124,763        129,354
Shareholder servicing fees                                   87,719        140,189         63,621
Transfer Agent fees, Class A                                     --             --          4,209
Transfer Agent fees, Class C                                     --             --          1,627
Transfer Agent fees, Class Z                                136,223         53,709         49,687
Reports to shareholders                                      29,356         11,455          9,577
Registration fees, Class A                                       --             --          5,787
Registration fees, Class C                                       --             --          5,160
Registration fees, Class Z                                   10,337         12,593         16,207
Distribution expenses, Class A                                   --             --          9,598
Distribution expenses, Class C                                   --             --         18,541
Professional fees                                             8,632          9,451          6,033
Postage and supplies                                          1,214          6,551          7,270
Trustees' fees and expenses                                   1,893          3,649          3,590
Custodian fees                                                1,002          1,450          3,521
Compliance fees and expenses                                    877            894          1,085
Other expenses                                                2,972          6,201          1,663
---------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                              787,677        526,857        815,139
Fees waived by the Administrator                            (88,405)       (96,261)       (35,051)
Fees waived and/or expenses reimbursed by the Advisor       (38,637)            --             --
---------------------------------------------------------------------------------------------------
NET EXPENSES                                                660,635        430,596        780,088
---------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                       218,221      2,560,607      1,427,839
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from security transactions          (45,099,278)    (1,385,985)   (27,110,120)
Net change in unrealized appreciation/
  depreciation on investments                            (1,025,923)      (548,784)   (27,696,195)
---------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS       (46,125,201)    (1,934,769)   (54,806,315)
---------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS  $(45,906,980)  $    625,838   $(53,378,476)
===================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                 DIVERSIFIED
                                                                                  SMALL CAP                       HEALTHCARE AND
                                                                                  VALUE FUND                   BIOTECHNOLOGY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                        SIX MONTHS                       SIX MONTHS
                                                                           ENDED          YEAR             ENDED          YEAR
                                                                         MARCH 31,       ENDED            MARCH 31,       ENDED
                                                                           2009        SEPTEMBER 30,       2009        SEPTEMBER 30,
                                                                        (UNAUDITED)       2008          (UNAUDITED)        2008
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                          $     580,896   $     864,380   $    (110,104)  $    (522,337)
Net realized gains (losses) from security transactions                  (19,642,679)      6,992,973     (10,233,270)     (3,152,100)
Net realized gains (losses) from foreign currency transactions                   --              --        (126,318)          3,538
Net change in unrealized appreciation/depreciation on investments       (24,545,986)    (21,709,390)     (5,848,056)     (3,345,627)
Net change in unrealized appreciation/depreciation
  from foreign currency transactions                                             --              --           1,380            (941)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                              (43,607,769)    (13,852,037)    (16,316,368)     (7,017,467)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                         (14,528)         (3,956)             --      (5,166,603)
From net investment income, Class C                                          (2,099)         (2,925)             --        (220,880)
From net investment income, Class Z                                        (564,266)       (857,493)             --              --
From net realized gains, Class A                                           (160,060)        (63,928)             --      (1,016,771)
From net realized gains, Class C                                            (30,402)        (23,056)             --         (43,469)
From net realized gains, Class Z                                         (5,319,332)    (41,283,195)             --              --
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                (6,090,687)    (42,234,553)             --      (6,447,723)
------------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                                 2,743,038         549,659       8,252,401      48,340,108
Reinvested  distributions                                                   173,706          67,890              --       5,512,885
Payments for shares redeemed                                             (1,490,681)        (88,324)    (14,727,237)    (33,569,549)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS     1,426,063         529,225      (6,474,836)     20,283,444
------------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                   214,801         631,196         311,766       6,624,608
Reinvested distributions                                                     15,820          22,064              --         117,545
Payments for shares redeemed                                                (26,818)        (69,868)       (915,856)     (1,363,976)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS       203,803         583,392        (604,090)      5,378,177
------------------------------------------------------------------------------------------------------------------------------------

CLASS Z
Proceeds from shares sold                                                 8,324,831      19,684,903              --              --
Reinvested distributions                                                  5,738,522      41,080,333              --              --
Payments for shares redeemed                                            (19,847,728)    (60,102,669)             --              --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS Z SHARE TRANSACTIONS    (5,784,375)        662,567              --              --
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (53,852,965)    (54,311,406)    (23,395,294)     12,196,431

NET ASSETS
Beginning of period                                                     123,968,658     178,280,064      66,887,515      54,691,084
------------------------------------------------------------------------------------------------------------------------------------
End of period                                                         $  70,115,693   $ 123,968,658   $  43,492,221   $  66,887,515
====================================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                              $     158,651   $     158,648   $    (110,104)  $          --
====================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                     INTERMEDIATE
                                                   FIXED INCOME FUND                        INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS                    SIX MONTHS
                                            ENDED         YEAR            ENDED         PERIOD           YEAR           YEAR
                                          MARCH 31,       ENDED         MARCH 31,        ENDED          ENDED          ENDED
                                            2009       SEPTEMBER 30,      2009        SEPTEMBER 30,   DECEMBER 31,   DECEMBER 31,
                                         (UNAUDITED)      2008         (UNAUDITED)     2008(A)(B)        2007            2006
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                   $    340,539   $    856,780   $     84,027   $     44,633   $     30,595   $        749
Net realized gains (losses) from
  security transactions                   (1,868,187)       292,998     (2,258,571)      (320,230)       217,507         74,677
Net change in unrealized appreciation/
  depreciation on investments              1,550,339     (1,269,633)    (7,538,578)    (1,265,129)       197,015        212,024
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM OPERATIONS                  22,691       (119,855)    (9,713,122)    (1,540,726)       445,117        287,450
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A               --             --           (968)       (44,621)       (30,744)          (751)
From net investment income, Class Y               --             --             (5)           (11)            --             --
From net investment income,
  Institutional Class                       (347,889)      (864,148)            --             --             --             --
From net realized gains, Class A                  --             --             --        (96,726)            --        (61,868)
From net realized gains, Class C                  --             --             --            (10)      (143,085)            --
From net realized gains, Class Y                  --             --             --            (10)            --             --
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS             (347,889)      (864,148)          (973)      (141,378)      (173,829)       (62,619)
------------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                         --             --      6,966,568     25,035,840      2,060,415      1,095,954
Reinvested distributions                          --             --          1,008        140,376        171,620         61,344
Payments for shares redeemed*                     --             --       (628,587)    (1,691,354)      (545,390)      (310,977)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS A SHARE TRANSACTIONS                      --             --      6,338,989     23,484,862      1,686,645        846,321
------------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                         --             --        145,447          2,500             --             --
Reinvested distributions                          --             --             --             10             --             --
Payments for shares redeemed                      --             --         (8,478)            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS C SHARE TRANSACTIONS                      --             --        136,969          2,510             --             --
------------------------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                         --             --             --          2,500             --             --
Reinvested distributions                          --             --              5             20             --             --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS Y SHARE TRANSACTIONS                      --             --              5          2,520             --             --
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------


                                                     INTERMEDIATE
                                                   FIXED INCOME FUND                        INTERNATIONAL GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS                    SIX MONTHS
                                            ENDED         YEAR            ENDED         PERIOD           YEAR           YEAR
                                          MARCH 31,       ENDED         MARCH 31,        ENDED          ENDED          ENDED
                                            2009       SEPTEMBER 30,      2009        SEPTEMBER 30,   DECEMBER 31,   DECEMBER 31,
                                         (UNAUDITED)      2008         (UNAUDITED)     2008(A)(B)        2007            2006
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Proceeds from shares sold               $    503,797   $  3,365,524   $         --   $         --   $         --   $         --
Reinvested distributions                     333,148        827,891             --             --             --             --
Payments for shares redeemed              (9,987,695)    (7,318,171)            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
 INSTITUTIONAL CLASS SHARE TRANSACTIONS   (9,150,750)    (3,124,756)            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE)
 IN NET ASSETS                            (9,475,948)    (4,108,759)    (3,238,132)    21,807,788      1,957,933      1,071,152

NET ASSETS
Beginning of period                       15,376,564     19,485,323     25,636,805      3,829,017      1,871,084        799,932
------------------------------------------------------------------------------------------------------------------------------------
End of period                           $  5,900,616   $ 15,376,564   $ 22,398,673   $ 25,636,805   $  3,829,017   $  1,871,084
====================================================================================================================================

ACCUMULATED NET
 INVESTMENT INCOME (LOSS)               $     (7,617)  $       (267)  $     83,055   $          1   $         --   $         --
====================================================================================================================================


(A) Effective after the close of business on December 31, 2007, the Fund changed its fiscal year end to September 30.

(B) Classes C and Y represent the period from commencement of operations (September 29, 2008) through September 30, 2008.

* The cost of shares redeemed for the International Growth Fund is net of the 2% redemption fee on Fund shares which have been held 60 days or less. For the nine months ended September 30, 2008, these fees were $6,466. For the years ended December 31, 2007 and 2006, these fees were $938 and $161, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------



                                                                                                              PREMIUM
                                                                                    MID CAP                 YIELD EQUITY
                                                                                     FUND                       FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         SIX MONTHS                    SIX MONTHS
                                                                           ENDED          YEAR            ENDED         PERIOD
                                                                          MARCH 31,       ENDED          MARCH 31,       ENDED
                                                                           2009        SEPTEMBER 30,      2009        SEPTEMBER 30,
                                                                        (UNAUDITED)       2008         (UNAUDITED)     2008(A)(B)
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                 $     759,870   $     404,833   $     334,043   $     845,316
Net realized losses from security transactions                         (135,316,454)    (79,816,887)     (5,078,264)     (2,420,818)
Net change in unrealized appreciation/depreciation on investments        13,008,157     (59,420,702)     (2,601,986)     (3,819,661)
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                             (121,548,427)   (138,832,756)     (7,346,207)     (5,395,163)
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                            (760)             --        (322,902)       (797,478)
From net investment income, Class C                                              --              --         (11,099)        (13,875)
From net investment income, Class Y                                              --              --             (39)            (18)
From net investment income, Class Z                                          (6,806)             --              --              --
From net investment income, Institutional Class                          (1,025,805)             --              --              --
From net realized gains, Class A                                               (679)         (1,305)             --              --
From net realized gains, Class C                                               (196)           (475)             --              --
From net realized gains, Class Y                                                 --      (4,618,823)             --              --
From net realized gains, Class Z                                             (6,060)       (144,841)             --              --
From net realized gains, Institutional Class                               (544,160)             --              --              --
From return of capital, Class A                                                  --              --              --         (33,941)
From return of capital, Class C                                                  --              --              --            (592)
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                (1,584,466)     (4,765,444)       (334,040)       (845,904)
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                                   230,458         115,793       1,283,145      24,689,913
Reinvested distributions                                                      1,271           1,304         318,419         831,173
Payments for shares redeemed                                                (66,310)       (122,798)       (207,957)        (11,228)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS       165,419          (5,701)      1,393,607      25,509,858
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                   160,596          31,391         644,017         696,948
Reinvested distributions                                                        196             475           8,014          14,290
Payments for shares redeemed                                                (43,554)        (26,190)        (18,520)         (2,334)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS                  117,238           5,676         633,511         708,904
-----------------------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                                        --              --              --           2,500
Reinvested distributions                                                         --              --              39              18
Payments for shares redeemed                                                     --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS                       --              --              39           2,518
-----------------------------------------------------------------------------------------------------------------------------------

CLASS Z
Proceeds from shares sold                                                   432,230       2,136,325              --              --
Reinvested distributions                                                     11,591         142,147              --              --
Payments for shares redeemed                                             (1,155,066)    (12,401,165)             --              --
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS Z SHARE TRANSACTIONS                 (711,245)    (10,122,693)             --              --
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------



                                                                                                               PREMIUM
                                                                                     MID CAP                 YIELD EQUITY
                                                                                      FUND                       FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS                    SIX MONTHS
                                                                            ENDED          YEAR            ENDED         PERIOD
                                                                           MARCH 31,       ENDED          MARCH 31,       ENDED
                                                                            2009        SEPTEMBER 30,      2009        SEPTEMBER 30,
                                                                         (UNAUDITED)       2008         (UNAUDITED)     2008(A)(B)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Proceeds from shares sold                                              $  47,667,779   $ 211,911,977   $          --   $          --
Reinvested distributions                                                     135,921       1,066,871              --              --
Payments for shares redeemed                                            (184,707,718)   (130,941,824)             --              --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  INSTITUTIONAL CLASS SHARE TRANSACTIONS                                (136,904,018)     82,037,024              --              --
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                 (260,465,499)    (71,683,894)     (5,653,090)     19,980,213

NET ASSETS
Beginning of period                                                      425,812,480     497,496,374      19,980,213              --
------------------------------------------------------------------------------------------------------------------------------------
End of period                                                          $ 165,346,981   $ 425,812,480   $  14,327,123   $  19,980,213
====================================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                               $    (163,721)  $     109,780   $       6,085   $       6,082
====================================================================================================================================

(A) Represents the period from commencement of operations (December 3, 2007) through September 30, 2008.

(B) Class Y represents the period from commencement of operations (August 12, 2008) through September 30, 2008.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------


                                                                                  SANDS CAPITAL
                                                                                  SELECT GROWTH            SHORT DURATION
                                                                                      FUND                FIXED INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         SIX MONTHS                    SIX MONTHS
                                                                           ENDED           YEAR           ENDED           YEAR
                                                                         MARCH 31,        ENDED          MARCH 31,       ENDED
                                                                           2009        SEPTEMBER 30,      2009        SEPTEMBER 30,
                                                                        (UNAUDITED)        2008        (UNAUDITED)        2008
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                          $    (750,916)  $  (4,437,427)  $     780,986   $   2,432,421
Net realized gains (losses) from security transactions                 (105,433,836)      9,044,188          22,284      (1,271,833)
Net change in unrealized appreciation/depreciation on investments       (34,469,456)   (165,311,237)        841,972         177,951
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                  (140,654,208)   (160,704,476)      1,645,242       1,338,539
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class Z                                              --              --        (795,371)     (2,449,791)
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                        --              --        (795,371)     (2,449,791)
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS Y
Proceeds from shares sold                                                11,653,566      60,693,615              --              --
Payments for shares redeemed                                            (38,286,586)    (95,239,473)             --              --
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS              (26,633,020)    (34,545,858)             --              --
-----------------------------------------------------------------------------------------------------------------------------------

CLASS Z
Proceeds from shares sold                                                78,829,116     235,792,575       1,576,480         904,404
Reinvested distributions                                                         --              --         783,220       2,409,375
Payments for shares redeemed                                           (122,575,439)   (139,363,795)     (6,406,335)    (14,406,085)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CLASS Z SHARE TRANSACTIONS                                            (43,746,323)     96,428,780      (4,046,635)    (11,092,306)
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL DECREASE IN NET ASSETS                                           (211,033,551)    (98,821,554)     (3,196,764)    (12,203,558)

NET ASSETS
Beginning of period                                                     494,874,961     593,696,515      46,988,750      59,192,308
-----------------------------------------------------------------------------------------------------------------------------------
End of period                                                         $ 283,841,410   $ 494,874,961   $  43,791,986   $  46,988,750
===================================================================================================================================

ACCUMULATED NET INVESTMENT LOSS                                       $    (750,916)  $          --   $     (14,385)  $          --
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------


                                                                                 SMALL CAP                    ULTRA SHORT
                                                                             VALUE OPPORTUNITIES            DURATION FIXED
                                                                                   FUND                       INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS                   SIX MONTHS
                                                                             ENDED        YEAR           ENDED            YEAR
                                                                           MARCH 31,     ENDED          MARCH 31,        ENDED
                                                                            2009       SEPTEMBER 30,      2009        SEPTEMBER 30,
                                                                         (UNAUDITED)     2008(A)       (UNAUDITED)        2008
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                          $     218,221   $     (43,603)  $   2,560,607   $   7,645,319
Net realized losses from security transactions                          (45,099,278)    (20,405,279)     (1,385,985)     (3,298,587)
Net change in unrealized appreciation/depreciation on investments        (1,025,923)     (9,432,031)       (548,784)     (2,400,870)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                   (45,906,980)    (29,880,913)        625,838       1,945,862
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                              --            (372)             --              --
From net investment income, Class Z                                        (155,058)       (174,221)     (2,567,407)     (7,561,408)
From net realized gains, Class A                                                 --         (30,785)             --              --
From net realized gains, Class C                                                 --          (7,330)             --              --
From net realized gains, Class Z                                           (135,276)    (16,312,232)             --              --
-----------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                  (290,334)    (16,524,940)     (2,567,407)     (7,561,408)
-----------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                                        --       1,275,883              --              --
Reinvested distributions                                                         --          31,157              --              --
Payments for shares redeemed                                                     --      (1,293,212)             --              --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS                       --          13,828              --              --
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                        --         135,921              --              --
Reinvested distributions                                                         --           7,044              --              --
Payments for shares redeemed                                                     --        (214,704)             --              --
-----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS                       --         (71,739)             --              --
-----------------------------------------------------------------------------------------------------------------------------------

CLASS Z
Proceeds from shares sold                                                 7,859,953      27,377,000      19,777,829      75,996,643
Reinvested distributions                                                    279,749      15,630,203       2,481,852       7,319,453
Payments for shares redeemed                                            (21,836,048)    (68,546,478)    (45,159,734)    (79,908,726)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CLASS Z SHARE TRANSACTIONS                                            (13,696,346)    (25,539,275)    (22,900,053)      3,407,370
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL DECREASE IN NET ASSETS                                            (59,893,660)    (72,003,039)    (24,841,622)     (2,208,176)

NET ASSETS
Beginning of period                                                     132,112,514     204,115,553     143,837,258     146,045,434
-----------------------------------------------------------------------------------------------------------------------------------
End of period                                                         $  72,218,854   $ 132,112,514   $ 118,995,636   $ 143,837,258
===================================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                              $      82,613   $      19,450   $      (6,800)  $          --
===================================================================================================================================

(A) Classes A and C represent the period from October 1, 2007 through June 13, 2008.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------


                                                                         VALUE OPPORTUNITIES
                                                                                FUND
--------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS
                                                                       ENDED            YEAR
                                                                      MARCH 31,        ENDED
                                                                        2009         SEPTEMBER 30,
                                                                    (UNAUDITED)         2008
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                              $   1,427,839   $   1,698,832
Net realized losses from security transactions                       (27,110,120)     (1,035,681)
Net change in unrealized appreciation/depreciation on investments    (27,696,195)    (31,094,111)
--------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                           (53,378,476)    (30,430,960)
--------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                      (92,885)        (56,168)
From net investment income, Class C                                      (27,275)        (10,708)
From net investment income, Class Z                                   (1,306,672)     (1,663,047)
From net realized gains, Class A                                              --         (92,498)
From net realized gains, Class C                                              --         (51,999)
From net realized gains, Class Z                                              --      (8,553,559)
--------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS             (1,426,832)    (10,427,979)
--------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                              6,577,458      10,517,094
Reinvested distributions                                                  84,806         147,326
Payments for shares redeemed                                          (2,688,999)     (1,512,627)
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS             3,973,265       9,151,793
--------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                              2,060,363       4,244,880
Reinvested distributions                                                  20,795          51,418
Payments for shares redeemed                                          (1,180,626)       (245,732)
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS               900,532       4,050,566
--------------------------------------------------------------------------------------------------

CLASS Z
Proceeds from shares sold                                             32,502,340     118,208,342
Reinvested distributions                                               1,202,644       9,637,603
Payments for shares redeemed                                         (30,000,389)    (27,140,352)
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS Z SHARE TRANSACTIONS             3,704,595     100,705,593
--------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                              (46,226,916)     73,049,013

NET ASSETS
Beginning of period                                                  180,856,100     107,807,087
--------------------------------------------------------------------------------------------------
End of period                                                      $ 134,629,184   $ 180,856,100
==================================================================================================

ACCUMULATED NET INVESTMENT LOSS                                    $     (49,738)  $     (50,745)
==================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP VALUE FUND - CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED            YEAR        PERIOD
                                                              MARCH 31,        ENDED        ENDED
                                                                2009       SEPTEMBER 30,  SEPTEMBER 30,
                                                             (UNAUDITED)       2008         2007(A)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $ 12.64         $ 19.56      $ 26.95
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                         0.06            0.04         0.02
  Net realized and unrealized gains (losses) on investments    (4.51)          (1.62)        0.38
---------------------------------------------------------------------------------------------------------
Total from investment operations                               (4.45)          (1.58)        0.40
---------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                         (0.06)          (0.08)          --
  Distributions from net realized gains                        (0.57)          (5.26)       (7.79)
---------------------------------------------------------------------------------------------------------
Total distributions                                            (0.63)          (5.34)       (7.79)
---------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $  7.56         $ 12.64      $ 19.56
=========================================================================================================
Total return (B)                                              (35.59%)(C)      (8.85%)       1.68%(C)
=========================================================================================================
Net assets at end of period (000s)                           $   963         $   625      $   205
=========================================================================================================
Ratio of net expenses to average net assets                     1.44%(D)        1.45%        1.28%(D)
Ratio of gross expenses to average net assets                   1.85%(D)        5.87%        1.81%(D)
Ratio of net investment income to average net assets            1.58%(D)        0.67%        0.23%(D)
Portfolio turnover rate                                           50%(D)          67%          79%

(A) Represents the period from commencement of operations (November 20, 2006) through September 30, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP VALUE FUND - CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED            YEAR        PERIOD
                                                              MARCH 31,        ENDED        ENDED
                                                                2009       SEPTEMBER 30,  SEPTEMBER 30,
                                                             (UNAUDITED)       2008         2007(A)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $ 12.48         $ 19.48      $ 26.95
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                  0.02           (0.01)       (0.04)
  Net realized and unrealized gains (losses) on investments    (4.41)          (1.67)        0.36
---------------------------------------------------------------------------------------------------------
Total from investment operations                               (4.39)          (1.68)        0.32
---------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                         (0.03)          (0.06)          --
  Distributions from net realized gains                        (0.57)          (5.26)       (7.79)
---------------------------------------------------------------------------------------------------------
Total distributions                                            (0.60)          (5.32)       (7.79)
---------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $  7.49         $ 12.48      $ 19.48
=========================================================================================================
Total return (B)                                              (35.53%)(C)      (9.56%)       1.26%(C)
=========================================================================================================
Net assets at end of period (000s)                           $   552         $   619      $    79
=========================================================================================================
Ratio of net expenses to average net assets                     2.19%(D)        2.20%        1.86%(D)
Ratio of gross expenses to average net assets                   3.14%(D)        4.39%        1.86%(D)
Ratio of net investment income (loss) to average net assets     0.63%(D)       (0.09%)      (0.38%)(D)
Portfolio turnover rate                                           50%(D)          67%          79%

(A) Represents the period from commencement of operations (November 20, 2006) through September 30, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP VALUE FUND - CLASS Z

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                        YEAR ENDED SEPTEMBER 30,
                                                MARCH 31, 2009   -------------------------------------------------------------------
                                                 (UNAUDITED)      2008         2007        2006            2005         2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         $   12.62      $   19.55    $   25.10    $   27.63       $   23.76    $   19.23
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                      0.06           0.09        (0.03)       (0.12)          (0.14)       (0.01)
  Net realized and unrealized gains
    (losses) on investments                        (4.47)         (1.67)        2.27         2.12            4.01         4.57
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   (4.41)         (1.58)        2.24         2.00            3.87         4.56
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income             (0.06)         (0.09)          --           --              --        (0.03)
  Distributions from net realized gains            (0.57)         (5.26)       (7.79)       (4.53)             --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (0.63)         (5.35)       (7.79)       (4.53)             --        (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period               $    7.58      $   12.62    $   19.55    $   25.10       $   27.63    $   23.76
====================================================================================================================================
Total return                                      (35.31%)(A)     (8.89%)       9.12%        8.47%          16.29%       23.72%
====================================================================================================================================
Net assets at end of period (000's)            $  68,601      $ 122,725    $ 177,996    $ 259,279       $ 450,011    $ 540,278
====================================================================================================================================
Ratio of net expenses to average net assets         1.45%(B)       1.45%        1.43%        1.32%(C)        1.23%        1.22%
Ratio of gross expenses to average net assets       1.52%(B)       1.45%        1.43%        1.32%           1.23%        1.22%
Ratio of net investment income (loss)
  to average net assets                             1.38%(B)       0.63%       (0.08%)      (0.37%)         (0.48%)      (0.09%)
Portfolio turnover rate                               50%(B)         67%          79%          98%             78%          61%

(A)   Not annualized.

(B)   Annualized.

(C) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.31%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

HEALTHCARE AND BIOTECHNOLOGY FUND - CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                        YEAR ENDED SEPTEMBER 30,
                                                MARCH 31, 2009   -------------------------------------------------------------------
                                                 (UNAUDITED)      2008         2007        2006            2005         2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         $     15.10      $   18.28    $   15.91    $   16.13       $  13.79    $   12.31
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                (0.02)         (0.11)       (0.14)       (0.18)         (0.16)       (0.06)
  Net realized and unrealized gains
    (losses) on investments                          (3.74)         (1.09)        3.10         0.40           3.02         1.55
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     (3.76)         (1.20)        2.96         0.22           2.86         1.49
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Distributions from net realized gains                 --          (1.65)       (0.59)       (0.44)         (0.52)       (0.01)
  Distributions from return of capital                  --          (0.33)          --           --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     --          (1.98)       (0.59)       (0.44)         (0.52)       (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period               $     11.34      $   15.10    $   18.28    $   15.91       $  16.13    $   13.79
====================================================================================================================================
Total return (A)                                    (24.90%)(B)     (7.82%)      19.25%        1.37%         21.10%       12.12%
====================================================================================================================================
Net assets at end of period (000's)            $    39,632      $  60,959    $  53,295    $  55,120       $ 59,742    $  35,371
====================================================================================================================================
Ratio of net expenses to average net assets           1.55%(C)       1.55%        1.67%        1.85%(D)       1.88%        1.61%
Ratio of gross expenses to average net assets         1.90%(C)       1.73%        1.80%        1.85%          1.88%        1.84%
Ratio of net investment loss to average net assets   (0.38%)(C)     (0.72%)      (0.63%)      (0.99%)        (1.35%)      (1.10%)
Portfolio turnover rate                                149%(C)        127%         156%         158%           169%         163%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.84%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

HEALTHCARE AND BIOTECHNOLOGY FUND - CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED           YEAR         PERIOD
                                                              MARCH 31,        ENDED          ENDED
                                                                2009        SEPTEMBER 30,   SEPTEMBER 30,
                                                             (UNAUDITED)        2008         2007(A)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $   14.90       $   18.19    $   15.98
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                            (0.07)          (0.16)       (0.03)
  Net realized and unrealized gains (losses) on investments      (3.73)          (1.15)        2.83
----------------------------------------------------------------------------------------------------------
Total from investment operations                                 (3.80)          (1.31)        2.80
----------------------------------------------------------------------------------------------------------
Less distributions:
  Distributions from net realized gains                             --           (1.65)       (0.59)
  Distributions from return of capital                              --           (0.33)          --
----------------------------------------------------------------------------------------------------------
Total distributions                                                 --           (1.98)       (0.59)
----------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $   11.10       $   14.90    $   18.19
==========================================================================================================
Total return (B)                                                (25.50%)(C)      (8.53%)      18.15%(C)
==========================================================================================================
Net assets at end of period (000s)                           $   3,860       $   5,929    $   1,396
==========================================================================================================
Ratio of net expenses to average net assets                       2.29%(D)        2.30%        2.23%(D)
Ratio of gross expenses to average net assets                     2.74%(D)        2.64%        2.57%(D)
Ratio of net investment loss to average net assets               (1.12%)(D)      (1.46%)      (1.27%)(D)
Portfolio turnover rate                                            149%(D)         127%         156%

(A) Represents the period from commencement of operations (November 20, 2006) through September 30, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

INTERMEDIATE FIXED INCOME FUND - INSTITUTIONAL CLASS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                        YEAR ENDED SEPTEMBER 30,
                                                    MARCH 31, 2009 -----------------------------------------------------------------
                                                     (UNAUDITED)     2008         2007        2006            2005         2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                $  8.90      $   9.51    $   9.58    $   9.94       $    10.27    $    10.40
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                  0.20          0.44        0.45        0.39             0.42          0.43
  Net realized and unrealized losses on investments     (0.24)        (0.60)      (0.07)      (0.12)           (0.19)        (0.13)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (0.04)        (0.16)       0.38        0.27             0.23          0.30
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                  (0.21)        (0.45)      (0.45)      (0.40)           (0.42)        (0.43)
  Distributions from net realized gains                    --            --          --       (0.23)           (0.14)           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (0.21)        (0.45)      (0.45)      (0.63)           (0.56)        (0.43)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                      $  8.65      $   8.90    $   9.51    $   9.58       $     9.94    $    10.27
====================================================================================================================================
Total return                                            (0.55%)(A)    (1.95%)      4.07%       2.87%            2.27%         2.97%
====================================================================================================================================
Net assets at end of period (000's)                   $ 5,901      $ 15,377    $ 19,485    $ 21,689       $   26,166    $   32,334
====================================================================================================================================
Ratio of net expenses to average net assets              0.84%(B)      0.85%       0.87%       0.91%(C)         0.80%         0.80%
Ratio of gross expenses to average net assets            0.89%(B)      1.15%       0.99%       0.95%            0.86%         0.85%
Ratio of net investment income to average net assets     4.63%(B)      4.61%       4.72%       4.13%            3.91%         3.94%
Portfolio turnover rate                                    19%(B)        62%         71%         62%              70%           45%

(A)   Not annualized.

(B)   Annualized.

(C) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.89%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

INTERNATIONAL GROWTH FUND - CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED          PERIOD
                                             MARCH 31,       ENDED                        YEAR ENDED DECEMBER 31,
                                              2009         SEPTEMBER 30,  ----------------------------------------------------------
                                           (UNAUDITED)       2008(A)         2007         2006           2005      2004      2003
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $    8.56       $   11.88       $   10.25     $    8.62     $    7.76  $   6.79  $   5.08
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                       0.02            0.02            0.10          0.01          0.04      0.01      0.10
  Net realized and unrealized gains
    (losses) on investments                  (3.09)          (3.30)           2.23          1.97          1.09      0.96      1.71
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             (3.07)          (3.28)           2.33          1.98          1.13      0.97      1.81
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.00)(B)       (0.02)          (0.10)        (0.01)        (0.04)       --     (0.10)
  Distributions from net realized gains         --           (0.03)          (0.60)        (0.34)        (0.23)       --        --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                          (0.00)(B)       (0.05)          (0.70)        (0.35)        (0.27)       --     (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Paid-in capital from redemption fees            --            0.01            0.00(B)       0.00(B)         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period         $    5.49       $    8.56       $   11.88     $   10.25     $    8.62  $   7.76  $   6.79
====================================================================================================================================
Total return(C)                             (35.86%)(D)     (27.55%)(D)      22.77%        23.01%        14.57%    14.29     35.82%
====================================================================================================================================
Net assets at end of period (000s)       $  22,275       $  25,631       $   3,829     $   1,871     $     800  $    609  $    640
====================================================================================================================================
Ratio of net expenses
  to average net assets                       1.34%(E)        1.48%(E)        1.50%         1.50%         1.50%     1.50%     1.50%
Ratio of gross expenses
  to average net assets                       1.67%(E)        6.42%(E)        8.88%        15.14%        25.80%    23.37%    11.33%
Ratio of net investment income
  (loss) to average net assets                0.82%(E)        1.16%(E)        1.32%         0.06%         0.64%     0.10%    (0.02%)
Portfolio turnover rate                         29%(E)          35%(E)          91%           67%           75%       86%      161%

(A) Effective after the close of business on December 31, 2007, the Fund changed its fiscal year end to September 30.

(B)   Amount rounds to less than $0.01.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

INTERNATIONAL GROWTH FUND - CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED         PERIOD
                                                             MARCH 31,        ENDED
                                                               2009        SEPTEMBER 30,
                                                            (UNAUDITED)      2008(A)
----------------------------------------------------------------------------------------
Net asset value at beginning of period                       $  8.57       $  8.52
----------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                         0.00(B)       0.00(B)
  Net realized and unrealized gains (losses) on investments    (3.10)         0.08
----------------------------------------------------------------------------------------
Total from investment operations                               (3.10)         0.08
----------------------------------------------------------------------------------------
Distributions from net realized gains                             --         (0.03)
----------------------------------------------------------------------------------------
Net asset value at end of period                             $  5.47       $  8.57
========================================================================================
Total return (C)                                              (36.17%)(D)     0.97%(D)
========================================================================================
Net assets at end of period (000s)                           $   122       $     3
========================================================================================
Ratio of net expenses to average net assets                     2.07%(E)      0.73%(E)
Ratio of gross expenses to average net assets                  14.23%(E)    832.55%(E)
Ratio of net investment income to average net assets            0.16%(E)      0.80%(E)
Portfolio turnover rate                                           29%(E)        35%(E)

(A) Represents the period from commencement of operations (September 29, 2008) through September 30, 2008.

(B)   Amount rounds to less than $0.01 per share.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

INTERNATIONAL GROWTH FUND - CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED         PERIOD
                                                             MARCH 31,        ENDED
                                                               2009        SEPTEMBER 30,
                                                            (UNAUDITED)      2008(A)
----------------------------------------------------------------------------------------
Net asset value at beginning of period                       $  8.54       $  8.52
----------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                         0.03          0.00(B)
  Net realized and unrealized gains (losses) on investments    (3.08)         0.09
----------------------------------------------------------------------------------------
Total from investment operations                               (3.05)         0.09
----------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                         (0.02)        (0.04)
  Distributions from net realized gains                           --         (0.03)
----------------------------------------------------------------------------------------
Total distributions                                            (0.02)        (0.07)
----------------------------------------------------------------------------------------
Net asset value at end of period                             $  5.47       $  8.54
========================================================================================
Total return                                                  (35.78%)(C)     1.04%(C)
========================================================================================
Net assets at end of period (000s)                           $     2       $     3
========================================================================================
Ratio of net expenses to average net assets                     1.10%(D)      0.22%(D)
Ratio of gross expenses to average net assets                 530.64%(D)    834.03%(D)
Ratio of net investment income to average net assets            1.03%(D)      1.32%(D)
Portfolio turnover rate                                           29%(D)        35%(D)

(A) Represents the period from commencement of operations (September 29, 2008) through September 30, 2008.

(B)   Amount rounds to less than $0.01 per share.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MID CAP FUND - CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED       YEAR         PERIOD
                                                              MARCH 31,     ENDED         ENDED
                                                                2009    SEPTEMBER 30,  SEPTEMBER 30,
                                                             (UNAUDITED)    2008         2007(A)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $ 13.07       $ 17.86    $ 18.14
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                  0.02         (0.02)     (0.00)(B)
  Net realized and unrealized losses on investments            (4.17)        (4.60)     (0.28)
-----------------------------------------------------------------------------------------------------
Total from investment operations                               (4.15)        (4.62)     (0.28)
-----------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                         (0.03)           --         --
  Distributions from net realized gains                        (0.03)        (0.17)        --
-----------------------------------------------------------------------------------------------------
Total distributions                                            (0.06)        (0.17)        --
-----------------------------------------------------------------------------------------------------
Net asset value at end of period                             $  8.86       $ 13.07    $ 17.86
=====================================================================================================
Total return (C)                                              (31.82%)(D)   (26.11%)    (1.54%)(D)
=====================================================================================================
Net assets at end of period (000s)                           $   264       $   159    $   210
=====================================================================================================
Ratio of net expenses to average net assets                     1.14%(E)      1.15%      0.94%(E)
Ratio of gross expenses to average net assets                   4.70%(E)      4.09%     14.21%(E)
Ratio of net investment income (loss) to average net assets     0.56%(E)     (0.16%)    (0.09%)(E)
Portfolio turnover rate                                          169%(E)       157%       193%

(A) Represents the period from commencement of operations (May 14, 2007) through September 30, 2007.

(B)   Amount rounds to less than $0.01 per share.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MID CAP FUND - CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        YEAR         PERIOD
                                                      MARCH 31,     ENDED         ENDED
                                                        2009     SEPTEMBER 30, SEPTEMBER 30,
                                                     (UNAUDITED)      2008       2007(A)
---------------------------------------------------------------------------------------------
Net asset value at beginning of period               $ 13.12       $ 17.84    $ 18.14
---------------------------------------------------------------------------------------------
Loss from investment operations:
  Net investment loss                                  (0.01)        (0.15)     (0.02)
  Net realized and unrealized losses on investments    (4.20)        (4.40)     (0.28)
---------------------------------------------------------------------------------------------
Total from investment operations                       (4.21)        (4.55)     (0.30)
---------------------------------------------------------------------------------------------
Distributions from net realized gains                  (0.03)        (0.17)        --
---------------------------------------------------------------------------------------------
Net asset value at end of period                     $  8.88       $ 13.12    $ 17.84
=============================================================================================
Total return (B)                                      (32.12%)(C)   (25.74%)    (1.65%)(C)
=============================================================================================
Net assets at end of period (000s)                   $   126       $    30    $    36
=============================================================================================
Ratio of net expenses to average net assets             1.88%(D)      1.90%      1.35%(D)
Ratio of gross expenses to average net assets           8.00%(D)     31.40%     28.68%(D)
Ratio of net investment loss to average net assets     (0.22%)(D)    (0.91%)    (0.51%)(D)
Portfolio turnover rate                                  169%(D)       157%       193%

(A) Represents the period from commencement of operations (May 14, 2007) through September 30, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MID CAP FUND - CLASS Z

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS            YEAR ENDED               PERIOD
                                                                ENDED              SEPTEMBER 30,              ENDED
                                                             MARCH 31, 2009   -------------------------   SEPTEMBER 30,
                                                             (UNAUDITED)         2008           2007         2006(A)
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $    13.05       $    17.85    $    15.26    $    16.73
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                     0.02            (0.08)         0.09          0.01
  Net realized and unrealized gains (losses) on investments       (4.17)           (4.55)         2.62         (1.48)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  (4.15)           (4.63)         2.71         (1.47)
---------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                            (0.03)              --         (0.12)           --
  Distributions from net realized gains                           (0.03)           (0.17)           --            --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (0.06)           (0.17)        (0.12)           --
---------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $     8.84       $    13.05    $    17.85    $    15.26
===========================================================================================================================
Total return                                                     (31.87%)(B)      (26.18%)       17.84%        (8.79%)(B)
===========================================================================================================================
Net assets at end of period (000's)                          $    1,545       $    3,267    $   15,203    $      350
===========================================================================================================================
Ratio of net expenses to average net assets                        1.15%(C)         1.15%         1.14%         1.16%(C)(D)
Ratio of gross expenses to average net assets                      2.21%(C)         1.48%         1.25%         1.82%(C)
Ratio of net investment income (loss) to average net assets        0.50%(C)        (0.27%)       (0.12%)        0.63%(C)
Portfolio turnover rate                                             169%(C)          157%          193%          323%

(A) Represents the period from commencement of operations (April 24, 2006) through September 30, 2006.

(B)   Not annualized

(C)   Annualized.

(D) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.15%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MID CAP FUND - INSTITUTIONAL CLASS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS                                                                         YEAR
                                          ENDED                         YEAR ENDED SEPTEMBER 30,                            ENDED
                                       MARCH 31, 2009   ------------------------------------------------------------------ DEC. 31,
                                        (UNAUDITED)         2008         2007        2006         2005 (A)      2004       2003(B)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period  $   13.14       $   17.91    $   15.28    $  15.36      $ 13.29       $ 12.79    $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income (loss)               0.04            0.01         0.11        0.04        (0.01)         0.08       0.01
  Net realized and unrealized gains
    (losses) on investments                 (4.22)          (4.61)        2.65        1.00         2.47          2.70       3.99
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            (4.18)          (4.60)        2.76        1.04         2.46          2.78       4.00
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income      (0.05)             --        (0.13)      (0.03)          --         (0.09)        --
  Distributions from net realized gains     (0.03)          (0.17)          --       (1.09)       (0.39)        (2.19)     (1.21)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (0.08)          (0.17)       (0.13)      (1.12)       (0.39)        (2.28)     (1.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period        $    8.88       $   13.14    $   17.91    $  15.28      $ 15.36       $ 13.29    $ 12.79
====================================================================================================================================
Total return                               (31.86%)(C)     (25.92%)      18.13%       7.10%       18.53%(C)     21.78%     40.24%(C)
====================================================================================================================================
Net assets at end of period (000's)     $ 163,412       $ 422,356    $ 482,047    $ 87,032      $   842       $   410    $   337
====================================================================================================================================
Ratio of net expenses
  to average net assets                      0.90%(D)        0.90%        0.90%       0.91%(E)     1.00%(D)      0.90%      0.90%(D)
Ratio of gross expenses
  to average net assets                      1.05%(D)        1.03%        1.06%       1.81%        8.23%(D)      0.90%      0.90%(D)
Ratio of net investment income (loss)
  to average net assets                      0.70%(D)        0.09%        0.39%       0.82%       (0.02%)(D)     0.59%      0.12%(D)
Portfolio turnover rate                       169%(D)         157%         193%        323%         120%(D)       193%       141%(D)

(A) For the nine-month period ended September 30, 2005. Effective January 1, 2005, the Fund changed its fiscal year end from December 31 to September 30.

(B) Represents the period from commencement of operations (January 2, 2003) through December 31, 2003.

(C)   Not annualized.

(D)   Annualized.

(E) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.90%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

PREMIUM YIELD EQUITY FUND - CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED             PERIOD
                                                         MARCH 31,           ENDED
                                                           2009          SEPTEMBER 30,
                                                        (UNAUDITED)        2008(A)
--------------------------------------------------------------------------------------
Net asset value at beginning of period                $     7.56       $    10.00
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                     0.12             0.33
  Net realized and unrealized losses on investments        (2.84)           (2.44)
--------------------------------------------------------------------------------------
Total from investment operations                           (2.72)           (2.11)
--------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                     (0.12)           (0.32)
  Distributions from return of capital                        --            (0.01)
--------------------------------------------------------------------------------------
Total distributions                                        (0.12)           (0.33)
--------------------------------------------------------------------------------------
Net asset value at end of period                      $     4.72       $     7.56
======================================================================================
Total return (B)                                          (36.16%)(C)      (21.48%)(C)
======================================================================================
Net assets at end of period (000s)                    $   13,371       $   19,411
======================================================================================
Ratio of net expenses to average net assets                 1.20%(D)         1.20%(D)
Ratio of gross expenses to average net assets               1.52%(D)         1.53%(D)
Ratio of net investment income to average net assets        4.54%(D)         4.68%(D)
Portfolio turnover rate                                       32%(D)          181%(D)

(A) Represents the period from commencement of operations (December 3, 2007) through September 30, 2008.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

PREMIUM YIELD EQUITY FUND - CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED         PERIOD
                                                       MARCH 31,      ENDED
                                                        2009       SEPTEMBER 30,
                                                     (UNAUDITED)     2008(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period               $  7.56       $ 10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                 0.05          0.29
  Net realized and unrealized losses on investments    (2.79)        (2.45)
--------------------------------------------------------------------------------
Total from investment operations                       (2.74)        (2.16)
--------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                 (0.10)        (0.27)
  Distributions from return of capital                    --         (0.01)
--------------------------------------------------------------------------------
Total distributions                                    (0.10)        (0.28)
--------------------------------------------------------------------------------
Net asset value at end of period                     $  4.72       $  7.56
================================================================================
Total return (B)                                      (36.36%)(C)   (21.95%)(C)
================================================================================
Net assets at end of period (000s)                   $   954       $   567
================================================================================
Ratio of net expenses to average net assets             1.93%(D)      1.94%(D)
Ratio of gross expenses to average net assets           4.24%(D)      5.31%(D)
Ratio of net investment income to average net assets    3.57%(D)      3.93%(D)
Portfolio turnover rate                                   32%(D)       181%(D)

(A) Represents the period from commencement of operations (December 3, 2007) through September 30, 2008.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

PREMIUM YIELD EQUITY FUND - CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED         PERIOD
                                                       MARCH 31,      ENDED
                                                        2009       SEPTEMBER 30,
                                                     (UNAUDITED)     2008(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period                $  7.55       $  8.30
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                  0.13          0.04
  Net realized and unrealized losses on investments     (2.83)        (0.73)
--------------------------------------------------------------------------------
Total from investment operations                        (2.70)        (0.69)
--------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                  (0.13)        (0.05)
  Distributions from return of capital                     --         (0.01)
--------------------------------------------------------------------------------
Total Distributions                                     (0.13)        (0.06)
--------------------------------------------------------------------------------
Net asset value at end of period                      $  4.72       $  7.55
================================================================================
Total return                                           (35.99%)(B)    (8.37%)(B)
================================================================================
Net assets at end of period (000s)                    $     2       $     2
================================================================================
Ratio of net expenses to average net assets              0.95%(C)      0.90%(C)
Ratio of gross expenses to average net assets          837.27%(C)    453.70%(C)
Ratio of net investment income to average net assets     4.77%(C)      3.16%(C)
Portfolio turnover rate                                    32%(C)       181%(C)

(A) Represents the period from commencement of operations (August 12, 2008) through September 30, 2008.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

SANDS CAPITAL SELECT GROWTH FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                             YEAR ENDED SEPTEMBER 30,
                                                  MARCH 31, 2009   -----------------------------------------------------------------
                                                   (UNAUDITED)       2008          2007        2006         2005       2004 (A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              $   6.86      $    9.15    $    7.60    $    7.81    $   6.80   $      6.74
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                  (0.01)         (0.06)       (0.05)       (0.06)      (0.06)           --
  Net realized and unrealized gains
    (losses) on investments                            (1.88)         (2.23)        1.60        (0.15)       1.07          0.06
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       (1.89)         (2.29)        1.55        (0.21)       1.01          0.06
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                    $   4.97      $    6.86    $    9.15    $    7.60    $   7.81   $      6.80
====================================================================================================================================
Total return                                          (27.55%)(B)    (25.03%)      20.39%       (2.69%)     14.85%         0.89%(B)
====================================================================================================================================
Net assets at end of period (000s)                  $ 68,595      $ 130,920    $ 213,672    $ 182,001    $ 81,976   $    32,591
====================================================================================================================================
Ratio of net expenses to average net assets             0.85%(C)       1.16%        1.03%        1.10%       1.11%         1.10%(C)
Ratio of gross expenses to average net assets           0.93%(C)       1.19%        1.03%        1.23%       1.19%         1.10%(C)
Ratio of net investment loss to average net assets     (0.28%)(C)     (0.59%)      (0.67%)      (0.74%)     (0.62%)       (0.79%)(C)
Portfolio turnover rate                                   50%(C)         39%          24%          24%         24%           11%(C)

(A) Represents the period from commencement of operations (August 27, 2004) through Septembr 30, 2004.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

SANDS CAPITAL SELECT GROWTH FUND -- CLASS Z

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS                                                                     YEAR
                                              ENDED                        YEAR ENDED SEPTEMBER 30,                        ENDED
                                          MARCH 31, 2009 --------------------------------------------------------------- OCTOBER 31,
                                            (UNAUDITED)       2008        2007        2006       2005        2004(A)        2003
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $    6.79      $    9.08   $    7.57   $    7.80   $    6.80   $   6.13      $   4.81
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                          (0.01)         (0.06)      (0.09)      (0.05)      (0.03)     (0.06)        (0.04)(B)
  Net realized and unrealized gains
    (losses) on investments                    (1.87)         (2.23)       1.60       (0.18)       1.03       0.73          1.36
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               (1.88)         (2.29)       1.51       (0.23)       1.00       0.67          1.32
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $    4.91      $    6.79   $    9.08   $    7.57   $    7.80   $   6.80      $   6.13
====================================================================================================================================
Total return                                  (27.69%)(C)    (25.22%)     19.95%      (2.95%)     14.71%     10.93%(C)     27.44%
====================================================================================================================================
Net assets at end of period (000s)         $ 215,246      $ 363,955   $ 380,025   $ 365,390   $ 162,999   $ 70,027      $ 43,878
====================================================================================================================================
Ratio of net expenses
  to average net assets                         1.11%(D)       1.41%       1.29%       1.35%       1.36%      1.20%(D)      1.17%
Ratio of gross expenses
  to average net assets                         1.20%(D)       1.43%       1.35%       1.48%       1.44%      1.35%(D)      1.45%
Ratio of net investment loss
  to average net assets                        (0.53%)(D)     (0.85%)     (0.92%)     (0.99%)     (0.84%)    (0.95%)(D)    (0.81%)
Portfolio turnover rate                           50%(D)         39%         24%         24%         24%        11%(D)        28%

(A) For the eleven-month period ended September 30, 2004. The Fund changed its fiscal year end from October 31 to September 30.

(B)   Based on average shares outstanding.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

SHORT DURATION FIXED INCOME FUND -- CLASS Z

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                        YEAR ENDED SEPTEMBER 30,
                                                     MARCH 31, 2009 ----------------------------------------------------------------
                                                      (UNAUDITED)      2008          2007        2006         2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                $    9.59      $    9.81   $     9.76   $     9.87   $    10.04    $    10.14
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                    0.17           0.45         0.45         0.38         0.31          0.28
  Net realized and unrealized gains
    (losses) on investments                                0.18          (0.22)        0.05        (0.07)       (0.10)        (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           0.35           0.23         0.50         0.31         0.21          0.18
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                      (0.17)         (0.45)       (0.45)       (0.42)       (0.38)        (0.28)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                      $    9.77      $    9.59   $     9.81   $     9.76   $     9.87    $    10.04
====================================================================================================================================
Total return                                               3.68%(A)       2.36%        5.19%        3.23%        2.12%         1.84%
====================================================================================================================================
Net assets at end of period (000's)                   $  43,792      $  46,989   $   59,192   $   76,090   $  112,833    $  172,213
====================================================================================================================================
Ratio of net expenses to average net assets                0.74%(B)       0.74%        0.74%        0.72%        0.61%         0.46%
Ratio of gross expenses to average net assets              0.91%(B)       0.94%        0.82%        0.74%        0.66%         0.60%
Ratio of net investment income to average net assets       3.46%(B)       4.60%        4.62%        3.97%        3.18%         2.49%
Portfolio turnover rate                                      28%(B)         25%          21%          10%          46%           84%

(A)   Not annualized.

(B)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

SMALL CAP VALUE OPPORTUNITIES FUND -- CLASS Z

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                          YEAR ENDED SEPTEMBER 30,
                                              MARCH 31, 2009 ----------------------------------------------------------------------
                                               (UNAUDITED)      2008          2007        2006         2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         $  15.45      $   20.48      $   18.94    $   18.35     $  16.21   $     12.72
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                     0.03          (0.00)(A)      (0.02)       (0.08)        0.02         (0.04)
  Net realized and unrealized gains
    (losses) on investments                       (5.47)         (3.22)          2.05         0.96         3.76          3.75
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  (5.44)         (3.22)          2.03         0.88         3.78          3.71
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income            (0.02)         (0.02)            --        (0.02)          --            --
  Distributions from net realized gains           (0.02)         (1.79)         (0.49)       (0.27)       (1.64)        (0.22)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                               (0.04)         (1.81)         (0.49)       (0.29)       (1.64)        (0.22)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period               $   9.97      $   15.45      $   20.48    $   18.94     $  18.35   $     16.21
====================================================================================================================================
Total return                                     (35.27%)(B)    (16.81%)        10.77%        4.84%       24.32%        29.36%
====================================================================================================================================
Net assets at end of period (000s)             $ 72,219      $ 132,113      $ 204,027    $ 249,431     $ 74,235   $    14,533
====================================================================================================================================
Ratio of net expenses to average net assets        1.50%(C)       1.50%          1.58%        1.63%(D)     1.46%         1.45%
Ratio of gross expenses to average net assets      1.79%(C)       1.74%          1.71%        1.65%        2.04%         1.82%
Ratio of net investment income (loss)
  to average net assets                            0.50%(C)      (0.03%)        (0.01%)      (0.43%)       0.29%        (0.23%)
Portfolio turnover rate                             197%(C)        222%           127%          99%         193%          272%

(A)   Amount rounds to less than $.0.01 per share.

(B)   Not annualized.

(C)   Annualized.

(D) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.62%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

ULTRA SHORT DURATION FIXED INCOME FUND -- CLASS Z

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                         ENDED                          YEAR ENDED SEPTEMBER 30,
                                                     MARCH 31, 2009  ---------------------------------------------------------------
                                                      (UNAUDITED)      2008          2007        2006         2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                $    9.74       $   10.08    $   10.06    $   10.08    $   10.12    $   10.17
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                    0.19            0.47         0.53         0.44         0.30         0.21
  Net realized and unrealized gains
    (losses) on investments                               (0.12)          (0.34)        0.01        (0.02)       (0.03)       (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           0.07            0.13         0.54         0.42         0.27         0.16
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                      (0.20)          (0.47)       (0.52)       (0.44)       (0.31)       (0.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                      $    9.61       $    9.74    $   10.08    $   10.06    $   10.08    $   10.12
====================================================================================================================================
Total return                                               0.68%(A)        1.26%        5.48%        4.28%        2.67%        1.63%
====================================================================================================================================
Net assets at end of period (000s)                    $ 118,996       $ 143,837    $ 146,045    $ 173,716    $ 305,222    $ 391,934
====================================================================================================================================
Ratio of net expenses to average net assets                0.69%(B)        0.69%        0.69%        0.69%        0.59%        0.46%
Ratio of gross expenses to average net assets              0.84%(B)        0.82%        0.75%        0.69%        0.62%        0.58%
Ratio of net investment income to average net assets       4.10%(B)        4.72%        5.25%        4.30%        2.93%        2.08%
Portfolio turnover rate                                      10%(B)          56%          26%          38%          68%          44%

(A)   Not annualized.

(B)   Annualized.


VALUE OPPORTUNITIES FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED           YEAR          PERIOD
                                                              MARCH 31,        ENDED         ENDED
                                                                2009        SEPTEMBER 30,  SEPTEMBER 30,
                                                             (UNAUDITED)       2008          2007(A)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $   13.46       $   17.85    $   19.51
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           0.11            0.18         0.09
  Net realized and unrealized gains (losses) on investments      (4.16)          (2.97)        1.95
--------------------------------------------------------------------------------------------------------
Total from investment operations                                 (4.05)          (2.79)        2.04
--------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.11)          (0.17)       (0.12)
  Distributions from net realized gains                             --           (1.43)       (3.58)
--------------------------------------------------------------------------------------------------------
Total distributions                                              (0.11)          (1.60)       (3.70)
--------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $    9.30       $   13.46    $   17.85
========================================================================================================
Total return (B)                                                (30.16%)(C)     (17.01%)      11.90%(C)
========================================================================================================
Net assets at end of period (000s)                           $   9,371       $   8,231    $     472
========================================================================================================
Ratio of net expenses to average net assets                       1.18%(D)        1.20%        1.31%(D)
Ratio of gross expenses to average net assets                     1.50%(D)        1.68%        1.31%(D)
Ratio of net investment income to average net assets              2.22%(D)        1.25%        0.77%(D)
Portfolio turnover rate                                             67%(D)          96%          62%

(A) Represents the period from commencement of operations (November 20, 2006) through September 30, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

VALUE OPPORTUNITIES FUND - CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED          YEAR          PERIOD
                                                                MARCH 31,       ENDED         ENDED
                                                                 2009       SEPTEMBER 30,  SEPTEMBER 30,
                                                             (UNAUDITED)        2008        2007 (A)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $   13.42       $   17.81    $   19.51
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           0.07            0.11         0.05
  Net realized and unrealized gains (losses) on investments      (4.14)          (3.01)        1.93
--------------------------------------------------------------------------------------------------------
Total from investment operations                                 (4.07)          (2.90)        1.98
--------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.07)          (0.06)       (0.10)
  Distributions from net realized gains                             --           (1.43)       (3.58)
--------------------------------------------------------------------------------------------------------
Total distributions                                              (0.07)          (1.49)       (3.68)
--------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $    9.28       $   13.42    $   17.81
========================================================================================================
Total return (B)                                                (30.37%)(C)     (17.62%)      11.52%(C)
========================================================================================================
Net assets at end of period (000s)                           $   3,418       $   3,865    $     423
========================================================================================================
Ratio of net expenses to average net assets                       1.93%(D)        1.95%        1.86%(D)
Ratio of gross expenses to average net assets                     2.35%(D)        2.56%        1.86%(D)
Ratio of net investment income to average net assets              1.48%(D)        0.55%        0.20%(D)
Portfolio turnover rate                                             67%(D)          96%          62%

(A) Represents the period from commencement of operations (November 20, 2006) through September 30, 2007.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

VALUE OPPORTUNITIES FUND - CLASS Z

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                          YEAR ENDED SEPTEMBER 30,
                                                     MARCH 31, 2009   --------------------------------------------------------------
                                                      (UNAUDITED)        2008          2007        2006           2005       2004
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                $   13.45       $   17.83    $   18.89    $   19.00      $   16.51   $  14.18
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                    0.11            0.18         0.18         0.10           0.04       0.06
  Net realized and unrealized gains
    (losses) on investments                               (4.16)          (2.95)        2.52         1.38           3.90       2.84
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (4.05)          (2.77)        2.70         1.48           3.94       2.90
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                    (0.11)          (0.18)       (0.18)       (0.10)         (0.04)     (0.06)
  Distributions from net realized gains                      --           (1.43)       (3.58)       (1.49)         (1.41)     (0.51)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (0.11)          (1.61)       (3.76)       (1.59)         (1.45)     (0.57)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                      $    9.29       $   13.45    $   17.83    $   18.89      $   19.00   $  16.51
====================================================================================================================================
Total return                                             (30.19%)(A)     (16.92%)      15.83%        8.35%         24.83%     20.75%
====================================================================================================================================
Net assets at end of period (000s)                    $ 121,840       $ 168,760    $ 106,912    $ 100,038      $ 171,251   $ 59,714
====================================================================================================================================
Ratio of net expenses to average net assets                1.19%(B)        1.14%        1.12%        1.19%(C)       1.13%      1.08%
Ratio of gross expenses to average net assets              1.22%(B)        1.14%        1.17%        1.19%          1.13%      1.08%
Ratio of net investment income to average net assets       2.23%(B)        1.25%        1.03%        0.49%          0.24%      0.39%
Portfolio turnover rate                                      67%(B)          96%          62%          80%            75%        55%

(A)   Not annualized.

(B)   Annualized.

(C) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.18%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Touchstone Funds Group Trust (the Trust), is registered under the Investment Company Act of 1940, as amended, (the Act), as an open-end management investment company. The Trust consists of the following eleven mutual funds, individually, a Fund, and collectively, the Funds:

Touchstone Diversified Small Cap Value Fund
Touchstone Healthcare and Biotechnology Fund
Touchstone Intermediate Fixed Income Fund (formerly the Clover Core Fixed Income
Fund)
Touchstone International Growth Fund
Touchstone Mid Cap Fund
Touchstone Premium Yield Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Short Duration Fixed Income Fund
Touchstone Small Cap Value Opportunities Fund
Touchstone Ultra Short Duration Fixed Income Fund
Touchstone Value Opportunities Fund

Prior to September 26, 2008, the International Growth Fund (formerly the Navellier International Growth Portfolio) was part of the Navellier Millennium Funds, registered under the Act as an open-end management investment company. Effective September 26, 2008, the Fund was merged into the Trust and its fiscal year end was subsequently changed from December 31 to September 30. Prior to September 26, 2008, the Fund charged a redemption fee of 2.00% of the amount redeemed if the shares sold were held for fewer than 60 days. Redemption fees were paid directly to the Fund. Effective September 26, 2008, the Fund no longer charges a redemption fee.

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Healthcare and Biotechnology Fund, International Growth Fund, and Sands Capital Select Growth Fund, each of which is non-diversified.

The Funds are registered to offer different classes of shares: Class A shares, Class C shares, Class Y shares, Class Z shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered. Effective June 13, 2008, Class A and Class C shares of the Small Cap Value Opportunities Fund were exchanged for Class Z shares of the Small Cap Value Opportunities Fund. Effective February 1, 2009, Class Y shares of the Mid Cap Fund were changed to Institutional Class shares. Effective April 22, 2009, Class I shares of the Intermediate Fixed Income Fund (formerly the Clover Core Fixed Income
Fund) were changed to Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITY VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the advisor or sub-advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator or sub-administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The following is a summary of the inputs used to value the Funds net assets as of March 31, 2009:

                                                        LEVEL 2 -
                                                         OTHER       LEVEL 3 -
                                                       SIGNIFICANT  SIGNIFICANT
                                          LEVEL 1 -    OBSERVABLE   UNOBSERVABLE
INVESTMENTS IN SECURITIES:              QUOTED PRICES    INPUTS       INPUTS
--------------------------------------------------------------------------------
Diversified Small Cap Value Fund        $ 82,094,166  $         --  $     --
Healthcare and Biotechnology Fund         54,627,128            --        --
Intermediate Fixed Income Fund             6,039,697           382        --
International Growth Fund                 22,332,341            --        --
Mid Cap Fund                             210,088,585            --        --
Premium Yield Equity Fund                 14,349,323            --        --
Sands Capital Select Growth Fund         302,677,369            --        --
Short Duration Fixed Income Fund              92,919    43,654,984        --
Small Cap Value Opportunities Fund        81,972,927            --        --
Ultra Short Duration Fixed Income Fund    10,333,408   108,329,464        --
Value Opportunities Fund                 155,712,219            --        --

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities. As of March 31, 2009, the following Funds loaned securities and received collateral as follows:

                                              FAIR VALUE OF        VALUE OF
                                               SECURITIES         COLLATERAL
                                                LOANED             RECEIVED
--------------------------------------------------------------------------------
Diversified Small Cap Value Fund             $ 11,189,866       $ 11,536,363
Healthcare and Biotechnology Fund            $ 10,991,246       $ 11,213,136
Mid Cap Fund                                 $ 44,668,931       $ 45,036,806
Sands Capital Select Growth Fund             $ 18,986,920       $ 19,155,171
Small Cap Value Opportunities Fund           $  8,588,993       $  9,059,459
Value Opportunities Fund                     $ 15,031,583       $ 19,187,499

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

DELAYED DELIVERY TRANSACTIONS -- The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

REPURCHASE AGREEMENTS -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

SHARE VALUATION -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class C, Class Y, Class Z, and Institutional Class shares of the Funds is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is equal to the net asset value per share. However, Class C shares of the Funds are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS -- The Healthcare and Biotechnology Fund, International Growth Fund, Mid Cap Fund, and Small Cap Value Opportunities Fund declare and distribute net investment income, if any, annually, as a dividend to shareholders. The Diversified Small Cap Value Fund, Sands Capital Select Growth Fund, and Value Opportunities Fund declare and distribute net investment income, if any, quarterly, as a dividend to shareholders. The Premium Yield Equity Fund declares and distributes net investment income, if any, monthly as a dividend to shareholders. The Intermediate Fixed Income Fund, Short Duration Fixed Income Fund, and Ultra Short Duration Fixed Income Fund declare net investment income daily and distribute it monthly, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

ALLOCATIONS -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2009:

                                       DIVERSIFIED
                                        SMALL CAP            HEALTHCARE AND          INTERMEDIATE    INTERNATIONAL
                                          VALUE              BIOTECHNOLOGY           FIXED INCOME       GROWTH
                                          FUND                    FUND                  FUND             FUND
------------------------------------------------------------------------------------------------------------------
Purchases of investment securities    $ 22,080,842            $ 36,003,375           $   450,230      $ 9,533,788
------------------------------------------------------------------------------------------------------------------
Proceeds from sales and maturities    $ 30,514,095            $ 42,418,672           $ 6,015,971      $ 2,963,457
------------------------------------------------------------------------------------------------------------------

                                                                                   SANDS CAPITAL    SHORT DURATION
                                                                 PREMIUM              SELECT             FIXED
                                       MID CAP                 YIELD EQUITY           GROWTH            INCOME
                                         FUND                      FUND                FUND              FUND
------------------------------------------------------------------------------------------------------------------
Purchases of investment securities   $ 187,870,277             $ 5,287,142         $  83,286,106      $ 2,765,389
------------------------------------------------------------------------------------------------------------------
Proceeds from sales and maturities   $ 313,065,364             $ 2,407,511         $ 144,273,558      $   743,451
------------------------------------------------------------------------------------------------------------------

                                                              SMALL CAP              ULTRA
                                                                VALUE            SHORT DURATION         VALUE
                                                             OPPORTUNITIES        FIXED INCOME      OPPORTUNITIES
                                                                FUND                  FUND              FUND
------------------------------------------------------------------------------------------------------------------
Purchases of investment securities                           $  90,025,057        $           --     $ 54,696,290
------------------------------------------------------------------------------------------------------------------
Proceeds from sales and maturities                           $ 103,263,051        $      787,403     $ 44,759,693
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. ("JPMorgan" and the Sub-Administrator and Transfer Agent to the Funds). The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern).

As of March 31, 2009, 58% and 88% of the International Growth Fund and Premium Yield Equity Fund, respectively, were owned by Western-Southern and subsidiaries.

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Diversified Small Cap Value Fund                     0.85%
Healthcare and Biotechnology Fund                    1.00%
Intermediate Fixed Income Fund                       0.45%
International Growth Fund                            0.90%
Mid Cap Fund                                         0.80%
Premium Yield Equity Fund                            0.70%
Sands Capital Select Growth Fund                     0.85%
Short Duration Fixed Income Fund                     0.25%
Small Cap Value Opportunities Fund                   0.95%
Ultra Short Duration Fixed Income Fund               0.25%
Value Opportunities Fund                             0.74%

The Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Funds. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through January 31, 2010:

                                       CLASS A  CLASS C  CLASS Y  CLASS Z  INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------
Diversified Small Cap Value Fund        1.45%    2.20%      --     1.45%           --
Healthcare and Biotechnology Fund       1.55%    2.30%      --       --            --
Intermediate Fixed Income Fund            --       --       --       --          0.85%*
International Growth Fund               1.35%    2.10%    1.10%      --            --
Mid Cap Fund                            1.15%    1.90%      --     1.15%         0.90%
Premium Yield Equity Fund               1.20%    1.95%    0.95%      --            --
Short Duration Fixed Income Fund          --       --       --     0.74%           --
Small Cap Value Opportunities Fund        --       --       --     1.50%           --
Ultra Short Duration Fixed Income Fund    --       --       --     0.69%           --
Value Opportunities Fund                1.19%    1.94%      --     1.19%           --

*     Effective April 22, 2009, the Fund changed its expense limit to 0.40%.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The Advisor has agreed to limit certain Funds other operating expenses ("Other Expenses") to the following levels. These expense limitations will remain in effect until at least January 31, 2010.

                                     CLASS Y                 CLASS Z
--------------------------------------------------------------------------------
Sands Capital Select Growth Fund      0.25%                   0.25%
--------------------------------------------------------------------------------

In addition to the base advisory fee shown above, for the Sands Capital Select Growth Fund, a performance fee adjustment will be added to or subtracted from the base advisory fee depending on the performance of the Fund in relation to the investment performance of the Fund's benchmark index, for the preceding twelve month period, as follows:

                                      BASE      ANNUAL
                                    ADVISORY  ADJUSTMENT     BENCHMARK     BENCHMARK
                                      FEES      RATE           INDEX      THRESHOLD(1)
---------------------------------------------------------------------------------------
                                                          Russell 1000
Sands Capital Select Growth Fund       0.85%    +/-0.15%  Growth Index     +/-2.50%

(1) See the Funds' Prospectus and Statement of Additional Information for more information regarding the Fund's benchmark performance.

For the six months ended March 31, 2009, the Advisor's base fee was decreased by $390,085 as a result of the performance fee adjustment.

During the six months ended March 31, 2009, the Advisor waived investment advisory fees, administration fees and/or reimbursed expenses of the Funds as follows:

                                       INVESTMENT                     OTHER OPERATING
                                        ADVISORY     ADMINISTRATION       EXPENSES
                                      FEES WAIVED     FEES WAIVED        REIMBURSED
-------------------------------------------------------------------------------------
Diversified Small Cap Value Fund        $     --      $   35,314          $     --
Healthcare and Biotechnology Fund       $     --      $   49,259          $ 38,596
Intermediate Fixed Income Fund          $     --      $    3,939          $     --
International Growth Fund               $     --      $   20,656          $ 23,786
Mid Cap Fund                            $     --      $  177,110          $     --
Premium Yield Equity Fund               $    478      $   14,853          $ 20,729
Sands Capital Select Growth Fund        $     --      $  136,727          $     --
Short Duration Fixed Income Fund        $     --      $   37,748          $     --
Small Cap Value Opportunities Fund      $     --      $   88,405          $ 38,637
Ultra Short Duration Fixed Income Fund  $     --      $   96,261          $     --
Value Opportunities Fund                $     --      $   35,051          $     --

The Advisor has entered into investment sub-advisory agreements with the following parties:

FEDERATED CLOVER INVESTMENT ADVISORS         MILLER/HOWARD INVESTMENTS, INC.
Diversified Small Cap Value Fund             Premium Yield Equity Fund
Value Opportunities Fund
                                             NAVELLIER & ASSOCIATES, INC.
FEDERATED INVESTMENT MANAGEMENT COMPANY      International Growth Fund
Intermediate Fixed Income Fund
                                             SANDS CAPITAL MANAGEMENT, LLC
FORT WASHINGTON INVESTMENT ADVISORS, INC.    Sands Capital Select Growth Fund
Ultra Short Duration Fixed Income Fund
                                             TURNER INVESTMENT PARTNERS, INC.
LONGFELLOW INVESTMENT MANAGEMENT CO.         Healthcare and Biotechnology Fund
Short Duration Fixed Income Fund             Mid Cap Fund
                                             Small Cap Value Opportunities Fund

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), Touchstone Strategic Trust, and Touchstone Tax-Free Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

For the six months ended March 31, 2009, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

                                                                         AMOUNT
--------------------------------------------------------------------------------
Diversified Small Cap Value Fund                                       $ 36,985
Healthcare and Biotechnology Fund                                      $ 28,477
Intermediate Fixed Income Fund                                         $    574
International Growth Fund                                              $    225
Mid Cap Fund                                                           $  3,442
Premium Yield Equity Fund                                              $     74
Sands Capital Select Growth Fund                                       $ 82,344
Short Duration Fixed Income Fund                                       $ 16,932
Small Cap Value Opportunities Fund                                     $ 61,844
Ultra Short Duration Fixed Income Fund                                 $ 44,944
Value Opportunities Fund                                               $ 14,008

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

PLANS OF DISTRIBUTION

The Trust has adopted a Distribution and Shareholder Services Plan for Class A shares of the Diversified Small Cap Value Fund, Healthcare and Biotechnology Fund, International Growth Fund, Mid Cap Fund, Premium Yield Equity Fund, and Value Opportunities Fund (Class A Plan) under which each Fund may directly or indirectly bear expenses relating to the distribution of Class A shares of the Trust and for providing shareholder services to Class A shares. The Fund will incur and/or reimburse expenses for distribution and shareholder service of Class A shares at an annual rate not to exceed 0.25% of the average daily net assets of Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan for Class C shares of the Diversified Small Cap Value Fund, Healthcare and Biotechnology Fund, International Growth Fund, Mid Cap Fund, Premium Yield Equity Fund, and Value Opportunities Fund (Class C Plan) under which each Fund may directly or indirectly bear expenses relating to the distribution of Class C shares of the Trust and for providing shareholder services to Class C shares. The Fund will incur and/or reimburse expenses for distribution and shareholder services of Class C shares at an annual rate not to exceed 1.00% and 0.25%, respectively, of the average daily net assets of Class C shares. The combination of these fees is not to exceed 1.00% of the average daily net assets of Class C shares.

The Trust has adopted a Shareholder Services Plan for Class Z shares of the Diversified Small Cap Value Fund, Mid Cap Fund, Sands Capital Select Growth Fund, Short Duration Fixed Income Fund, Small Cap Value Opportunities Fund, Ultra Short Duration Fixed Income Fund, and Value Opportunities Fund (Class Z
Plan) under which each Fund may directly or indirectly bear expenses for providing shareholder services. The Fund will incur and/or reimburse expense for shareholder service of Class Z shares at an annual rate not to exceed 0.25% of the average daily net assets of Class Z shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of shares of the following Funds for the six months ended March 31, 2009:

                                                                         AMOUNT
--------------------------------------------------------------------------------
Diversified Small Cap Value Fund                                        $ 1,144
Healthcare and Biotechnology Fund                                       $ 5,053
International Growth Fund                                               $    28
Mid Cap Fund                                                            $   781
Premium Yield Equity Fund                                               $   535
Value Opportunities Fund                                                $ 2,370

In addition, the Underwriter collected $185, $2,925, $131, and $2,819 of contingent deferred sales charges on the redemption of Class C shares of the Diversified Small Cap Value Fund, Healthcare and Biotechnology Fund, Premium Yield Equity Fund, and Value Opportunities Fund, respectively, for the six months ended March 31, 2009.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund's investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended March 31, 2009, is as follows:

                                                             SHARE ACTIVITY
                                        -------------------------------------------------------
                                          BALANCE                                     BALANCE                      VALUE
                                          09/30/08      PURCHASES       SALES        03/31/09     DIVIDENDS      03/31/09
---------------------------------------------------------------------------------------------------------------------------
Diversified Small Cap Value Fund           3,533,567    18,480,916   (20,853,574)     1,160,909  $     22,739  $  1,160,909
---------------------------------------------------------------------------------------------------------------------------
Healthcare and Biotechnology Fund          1,237,068    31,936,739   (32,471,185)       702,622  $     33,149  $    702,622
---------------------------------------------------------------------------------------------------------------------------
Intermediate Fixed Income Fund               292,543    13,661,148    (7,913,994)     6,039,697  $      7,619  $  6,039,697
---------------------------------------------------------------------------------------------------------------------------
International Growth Fund                 20,207,886     7,604,937   (26,406,103)     1,406,720  $     13,904  $  1,406,720
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund                              17,311,821   112,976,732  (123,508,302)     6,780,251  $    125,084  $  6,780,251
---------------------------------------------------------------------------------------------------------------------------
Premium Yield Equity Fund                    925,785     4,479,881    (4,490,052)       915,614  $      8,070  $    915,614
---------------------------------------------------------------------------------------------------------------------------
Sands Capital Select Growth Fund          20,526,773    84,476,667   (99,821,923)     5,181,517  $     94,811  $  5,181,517
---------------------------------------------------------------------------------------------------------------------------
Short Duration Fixed Income Fund             511,399    16,156,778   (16,575,258)        92,919  $     50,456  $     92,919
---------------------------------------------------------------------------------------------------------------------------
Small Cap Value Opportunities Fund                --    25,463,186   (23,803,479)     1,659,707  $     24,615  $  1,659,707
---------------------------------------------------------------------------------------------------------------------------
Ultra Short Duration Fixed Income Fund     7,436,454    51,944,511   (49,047,557)    10,333,408  $    138,663  $ 10,333,408
---------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                   4,653,025    37,122,796   (38,392,525)     3,383,296  $     49,236  $  3,383,296
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

                                                      DIVERSIFIED            HEALTHCARE AND               INTERMEDIATE
                                                        SMALL CAP            BIOTECHNOLOGY                FIXED INCOME
                                                       VALUE FUND                FUND                        FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS              SIX MONTHS                 SIX MONTHS
                                                    ENDED        YEAR      ENDED        YEAR          ENDED           YEAR
                                                  MARCH 31,     ENDED     MARCH 31,    ENDED         MARCH 31,       ENDED
                                                    2009       SEPT. 30,    2009      SEPT. 30,       2009         SEPT. 30,
                                                (UNAUDITED)      2008    (UNAUDITED)    2008        (UNAUDITED)      2008
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares issued                                     289,538       40,375      674,991    2,903,539           --           --
Shares reinvested                                  20,989        5,193           --      322,958           --           --
Shares redeemed                                  (232,557)      (6,641)  (1,217,489)  (2,104,559)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding      77,970       38,927     (542,498)   1,121,938           --           --
Shares outstanding, beginning of period            49,414       10,487    4,036,755    2,914,817           --           --
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                 127,384       49,414    3,494,257    4,036,755           --           --
====================================================================================================================================

CLASS C
Shares issued                                      25,153       49,334       26,284      399,569           --           --
Shares reinvested                                   1,946        1,702           --        6,931           --           --
Shares redeemed                                    (2,950)      (5,548)     (76,415)     (85,392)          --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding      24,149       45,488      (50,131)     321,108           --           --
Shares outstanding, beginning of period            49,548        4,060      397,815       76,707           --           --
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                  73,697       49,548      347,684      397,815           --           --
====================================================================================================================================

CLASS Z
Shares issued                                     927,831    1,467,825           --           --           --           --
Shares reinvested                                 695,657    3,138,321           --           --           --           --
Shares redeemed                                (2,290,762)  (3,986,333)          --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding    (667,274)     619,813           --           --           --           --
Shares outstanding, beginning of period         9,722,503    9,102,690           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period               9,055,229    9,722,503           --           --           --           --
====================================================================================================================================

INSTITUTIONAL CLASS
Shares issued                                          --           --           --           --       55,112      348,886
Shares reinvested                                      --           --           --           --       37,063       86,355
Shares redeemed                                        --           --           --           --   (1,137,593)    (758,011)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in shares outstanding                     --           --           --           --   (1,045,418)    (322,770)
Shares outstanding, beginning of period                --           --           --           --    1,727,199    2,049,969
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                      --           --           --           --      681,781    1,727,199
====================================================================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                    INTERNATIONAL GROWTH                  MID CAP             PREMIUM YIELD
                                                            FUND                            FUND               EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS                          SIX MONTHS                SIX MONTHS
                                               ENDED       PERIOD       YEAR       ENDED          YEAR       ENDED       PERIOD
                                              MARCH 31,     ENDED      ENDED      MARCH 31,      ENDED      MARCH 31,     ENDED
                                                2009      SEPT. 30,   DEC. 31,     2009         SEPT. 30,    2009      SEPTEMBER 30,
                                             (UNAUDITED)   2008(A)     2007     (UNAUDITED)       2008     (UNAUDITED)  2008(B)(C)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares issued                                 1,168,506   2,815,460   174,634        24,335        7,252     252,885     2,474,926
Shares reinvested                                   152      16,399    14,495           132           77      58,753        95,010
Shares redeemed                                (105,214)   (158,988)  (49,485)       (6,763)      (6,994)    (47,145)       (1,418)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding            1,063,444   2,672,871   139,644        17,704          335     264,493     2,568,518
Shares outstanding, beginning of period       2,995,076     322,205   182,561        12,122       11,787   2,568,518            --
-----------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period             4,058,520   2,995,076   322,205        29,826       12,122   2,833,011     2,568,518
===================================================================================================================================

CLASS C
Shares issued                                    23,638         293        --        16,690        1,930     129,862        73,588
Shares reinvested                                    --           1        --            21           28       1,505         1,637
Shares redeemed                                  (1,655)         --        --        (4,836)      (1,670)     (4,125)         (254)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding               21,983         294        --        11,875          288     127,242        74,971
Shares outstanding, beginning of period             294          --        --         2,290        2,002      74,971            --
-----------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                22,277         294        --        14,165        2,290     202,213        74,971
===================================================================================================================================

CLASS Y
Shares issued                                        --         294        --            --           --          --           301
Shares reinvested                                    --           2        --            --           --           8             2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                   --         296        --            --           --           8           303
Shares outstanding, beginning of period             296          --        --            --           --         303            --
-----------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                   296         296        --            --           --         311           303
===================================================================================================================================

CLASS Z
Shares issued                                        --          --        --        46,181      130,930          --            --
Shares reinvested                                    --          --        --         1,206        8,376          --            --
Shares redeemed                                      --          --        --      (122,882)    (740,760)         --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in shares outstanding                   --          --        --       (75,495)    (601,454)         --            --
Shares outstanding, beginning of period              --          --        --       250,334      851,788          --            --
-----------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                    --          --        --       174,839      250,334          --            --
===================================================================================================================================

INSTITUTIONAL CLASS
Shares issued                                        --          --        --     4,853,056   13,570,336          --            --
Shares reinvested                                    --          --        --        14,265       62,610          --            --
Shares redeemed                                      --          --        --   (18,620,125)  (8,397,326)         --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding        --          --        --   (13,752,804)   5,235,620          --            --
Shares outstanding, beginning of period              --          --        --    32,147,736   26,912,116          --            --
-----------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                    --          --        --    18,394,932   32,147,736          --            --
===================================================================================================================================

(A) Effective after the close of business on December 31, 2007, the Fund changed its fiscal year end to September 30.

(B) Classes A and C represent the period from commencement of operations (December 3, 2007) through September 30, 2008.

(C) Class Y represents the period from commencement of operations (August 12, 2008) through September 30, 2008.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                  SANDS CAPITAL SELECT          SHORT DURATION FIXED        SMALL CAP VALUE
                                                       GROWTH FUND                 INCOME FUND            OPPORTUNITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS                    SIX MONTHS                SIX MONTHS
                                                   ENDED        YEAR             ENDED         YEAR       ENDED            YEAR
                                                 MARCH 31,     ENDED            MARCH 31,     ENDED      MARCH 31,        ENDED
                                                   2009       SEPT. 30,           2009       SEPT. 30,     2009         SEPT. 30,
                                                (UNAUDITED)     2008           (UNAUDITED)    2008       (UNAUDITED)     2008(A)
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares issued                                           --            --            --            --            --        71,759
Shares reinvested                                       --            --            --            --            --         1,773
Shares redeemed                                         --            --            --            --            --       (73,907)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in shares outstanding                      --            --            --            --            --          (375)
Shares outstanding, beginning of period                 --            --            --            --            --           375
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                       --            --            --            --            --            --
====================================================================================================================================

CLASS C
Shares issued                                           --            --            --            --            --         8,000
Shares reinvested                                       --            --            --            --            --           402
Shares redeemed                                         --            --            --            --            --       (12,344)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in shares outstanding                      --            --            --            --            --        (3,942)
Shares outstanding, beginning of period                 --            --            --            --            --         3,942
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                       --            --            --            --            --            --
====================================================================================================================================

CLASS Y
Shares issued                                    2,448,476     7,214,667            --            --            --            --
Shares redeemed                                 (7,726,478)  (11,497,010)           --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in shares outstanding              (5,278,002)   (4,282,343)           --            --            --            --
Shares outstanding, beginning of period         19,072,886    23,355,229            --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period               13,794,884    19,072,886            --            --            --            --
====================================================================================================================================

CLASS Z
Shares issued                                   16,542,192    28,675,860       163,117        92,468       704,747     1,576,959
Shares reinvested                                       --            --        81,169       246,218        24,829       889,469
Shares redeemed                                (26,310,128)  (16,958,619)     (663,165)   (1,471,017)   (2,037,178)   (3,876,635)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding   (9,767,936)   11,717,241      (418,879)   (1,132,331)   (1,307,602)   (1,410,207)
Shares outstanding, beginning of period         53,566,758    41,849,517     4,899,607     6,031,938     8,550,474     9,960,681
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period               43,798,822    53,566,758     4,480,728     4,899,607     7,242,872     8,550,474
====================================================================================================================================

(A) Classes A and C represent the period from October 1, 2007 through June 13, 2008.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


                                                  ULTRA SHORT DURATION         VALUE OPPORTUNITIES
                                                   FIXED INCOME FUND                  FUND
------------------------------------------------------------------------------------------------------
                                               SIX MONTHS                    SIX MONTHS
                                                 ENDED             YEAR        ENDED            YEAR
                                                MARCH 31,         ENDED       MARCH 31,        ENDED
                                                 2009            SEPT. 30,      2009         SEPT. 30,
                                              (UNAUDITED)         2008       (UNAUDITED)       2008
------------------------------------------------------------------------------------------------------
CLASS A
Shares issued                                           --            --       672,055       675,272
Shares reinvested                                       --            --         8,602         9,547
Shares redeemed                                         --            --      (284,954)      (99,826)
------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                      --            --       395,703       584,993
Shares outstanding, beginning of period                 --            --       611,421        26,428
------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                       --            --     1,007,124       611,421
======================================================================================================

CLASS C
Shares issued                                           --            --       201,496       276,218
Shares reinvested                                       --            --         2,093         3,269
Shares redeemed                                         --            --      (123,102)      (15,293)
------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                      --            --        80,487       264,194
Shares outstanding, beginning of period                 --            --       287,958        23,764
------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                       --            --       368,445       287,958
======================================================================================================

CLASS Z
Shares issued                                    2,048,469     7,586,012     3,339,108     7,691,116
Shares reinvested                                  257,711       735,459       121,796       605,666
Shares redeemed                                 (4,682,371)   (8,051,565)   (2,901,889)   (1,742,914)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding   (2,376,191)      269,906       559,015     6,553,868
Shares outstanding, beginning of period         14,763,312    14,493,406    12,550,287     5,996,419
------------------------------------------------------------------------------------------------------
Shares outstanding, end of period               12,387,121    14,763,312    13,109,302    12,550,287
======================================================================================================

6. FEDERAL TAX INFORMATION

Federal income tax - It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year an amount equal to the sum of at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The tax character of distributions paid for the periods ended September 30, 2008 and 2007 was as follows:

                                      DIVERSIFIED                     HEALTHCARE AND                INTERMEDIATE
                                    SMALL CAP VALUE                   BIOTECHNOLOGY                 FIXED INCOME
                                         FUND                              FUND                         FUND
------------------------------------------------------------------------------------------------------------------------------------
                                 YEAR             YEAR              YEAR           YEAR           YEAR           YEAR
                                ENDED            ENDED             ENDED          ENDED          ENDED          ENDED
                              SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,  SEPTEMBER 30,   SEPTEMBER 30,
                                 2008             2007             2008            2007           2008             2007
------------------------------------------------------------------------------------------------------------------------------------
From ordinary income          $15,124,522      $15,097,780     $ 1,403,820     $        --     $   864,148     $   961,663
From long-term capital gains   27,110,031       59,766,378       3,983,663       1,868,704              --              --
From return of capital                 --               --       1,060,240              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
                              $42,234,553      $74,864,158     $ 6,447,723     $ 1,868,704     $   864,148     $   961,663
------------------------------------------------------------------------------------------------------------------------------------


                                       INTERNATIONAL                                           PREMIUM
                                          GROWTH                      MID CAP                YIELD EQUITY
                                           FUND                        FUND                     FUND
----------------------------------------------------------------------------------------------------------
                                 PERIOD          YEAR            YEAR           YEAR           PERIOD
                                 ENDED          ENDED           ENDED          ENDED            ENDED
                              SEPTEMBER 30,   DECEMBER 31,   SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,
                                 2008*           2007**          2008           2007            2008
----------------------------------------------------------------------------------------------------------
From ordinary income          $   52,616      $   83,830      $4,685,264      $1,512,452      $  811,372
From long-term capital gains      88,762          89,999          80,180              --              --
From return of capital                --              --              --              --          34,532
----------------------------------------------------------------------------------------------------------
                              $  141,378      $  173,829      $4,765,444      $1,512,452      $  845,904
----------------------------------------------------------------------------------------------------------

                                    SANDS CAPITAL                 SHORT DURATION                   SMALL CAP
                                    SELECT GROWTH                  FIXED INCOME                VALUE OPPORTUNITIES
                                        FUND                          FUND                            FUND
------------------------------------------------------------------------------------------------------------------------
                               YEAR           YEAR           YEAR             YEAR            YEAR             YEAR
                              ENDED          ENDED          ENDED            ENDED           ENDED             ENDED
                           SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,
                               2008           2007           2008             2007            2008              2007
------------------------------------------------------------------------------------------------------------------------
From ordinary income          $ --           $ --        $ 2,449,791      $ 3,020,621      $ 4,124,200      $ 2,373,051
From long-term capital gains    --             --                 --               --       12,400,740        3,683,069
------------------------------------------------------------------------------------------------------------------------
                              $ --           $ --        $ 2,449,791      $ 3,020,621      $16,524,940      $ 6,056,120
------------------------------------------------------------------------------------------------------------------------

                                    ULTRA SHORT DURATION                 VALUE
                                       FIXED INCOME                   OPPORTUNITIES
                                           FUND                           FUND
-----------------------------------------------------------------------------------------------
                                  YEAR             YEAR            YEAR              YEAR
                                  ENDED            ENDED           ENDED             ENDED
                              SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,     SEPTEMBER 30,
                                  2008             2007            2008              2007
-----------------------------------------------------------------------------------------------
From ordinary income          $ 7,561,408      $ 8,051,978      $ 1,739,423      $ 6,672,464
From long-term capital gains           --               --        8,688,556       12,760,280
-----------------------------------------------------------------------------------------------
                              $ 7,561,408      $ 8,051,978      $10,427,979      $19,432,744
-----------------------------------------------------------------------------------------------

*     Represents the period from January 1, 2008 through September 30, 2008.

** Effective January 1, 2008, the Fund changed its tax year end from December 31 to September 30.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of September 30, 2008:

                                       DIVERSIFIED
                                        SMALL CAP      HEALTHCARE AND  INTERMEDIATE    INTERNATIONAL                      PREMIUM
                                          VALUE        BIOTECHNOLOGY   FIXED INCOME       GROWTH         MID CAP       YIELD EQUITY
                                           FUND           FUND             FUND            FUND           FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------------
Tax cost of portfolio investments     $ 157,246,889   $  73,295,990   $  16,818,006   $  45,166,243   $ 556,485,739   $  22,979,578
-----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation             8,668,470       8,643,305          43,014         501,242      10,881,586         172,653
Gross unrealized depreciation           (19,374,221)     (2,322,869)     (1,593,335)     (1,306,842)    (39,007,807)     (3,986,025)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation)                        (10,705,751)      6,320,436      (1,550,321)       (805,600)    (28,126,221)     (3,813,372)
Post-October losses                              --      (3,939,149)             --              --     (80,456,822)     (2,392,951)
Capital loss carryforward                        --              --         (86,389)       (190,851)             --              --
Undistributed ordinary income                    --              --           2,587             973         109,780              --
Undistributed long-term capital gains     5,509,793              --              --              --         551,095              --
Other temporary differences                 (26,550)             --          (2,854)           (972)             --            (212)
-----------------------------------------------------------------------------------------------------------------------------------
  Accumulated earnings (deficit)      $  (5,222,508)  $   2,381,287   $  (1,636,977)  $    (996,450)  $(107,922,168)  $  (6,206,535)
===================================================================================================================================

                                                                         SMALL CAP         ULTRA
                                        SANDS CAPITAL  SHORT DURATION     VALUE        SHORT DURATION       VALUE
                                        SELECT GROWTH   FIXED INCOME   OPPORTUNITIES    FIXED INCOME     OPPORTUNITIES
                                            FUND            FUND           FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------------------------
Tax cost of portfolio investments      $ 624,038,534   $  47,459,943   $ 154,204,845   $ 147,479,407     $ 235,508,011
-----------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation             54,406,260         216,326       8,628,854         976,028         7,172,052
Gross unrealized depreciation            (94,212,406)       (688,733)     (8,961,832)     (2,759,332)      (24,185,830)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation              (39,806,146)       (472,407)       (332,978)     (1,783,304)      (17,013,778)
Post-October losses                               --      (1,287,774)    (21,030,436)     (3,221,493)         (466,900)
Capital loss carryforward                (29,932,199)     (4,265,646)             --      (7,235,052)               --
Undistributed ordinary income                     --           2,249              --          14,750             9,691
Undistributed long-term capital gains             --              --         135,276              --                --
Other temporary difference                        --          (2,249)             --         (14,750)          (60,436)
-----------------------------------------------------------------------------------------------------------------------
  Accumulated deficit                  $ (69,738,345)  $  (6,025,827)  $ (21,228,138)  $ (12,239,849)    $ (17,531,423)
=======================================================================================================================

The difference between the tax cost of portfolio investments and the financial statement cost of portfolio investments is primarily due to wash sales.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

As of September 30, 2008, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                                                      EXPIRES
FUND                                                  AMOUNT      SEPTEMBER 30,
--------------------------------------------------------------------------------
Intermediate Fixed Income Fund                 $      86,389               2015
                                               -------------
International Growth Fund                      $     190,851               2016
                                               -------------
Sands Capital Select Growth Fund               $   7,727,477               2010
                                                   5,719,519               2011
                                                   2,692,298               2014
                                                  13,792,905               2015
                                               -------------
                                               $  29,932,199
                                               -------------
Short Duration Fixed Income Fund               $   1,994,293               2012
                                                      96,050               2013
                                                   1,027,850               2014
                                                     852,134               2015
                                                     295,319               2016
                                               -------------
                                               $   4,265,646
                                               -------------
Ultra Short Duration Fixed Income Fund         $   6,699,046               2012
                                                     371,187               2014
                                                     164,819               2015
                                               -------------
                                               $   7,235,052
                                               -------------

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the year ended September 30, 2008, the funds utilized capital loss carryforwards as follows:

                                                                       AMOUNT
--------------------------------------------------------------------------------
Intermediate Fixed Income Fund                                     $    205,963
Sands Capital Select Growth Fund                                   $ 12,683,947
Ultra Short Duration Fixed Income Fund                             $      6,821

Certain reclassifications of the components of net assets, as presented below, are the result of permanent differences between financial statement and income tax reporting requirements. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. The following reclassifications of net investment loss, tax character of distributions, paydown and real estate investment trust gains and losses have been made to the following Funds for the year ended September 30, 2008:

                                                        ACCUMULATED    ACCUMULATED
                                          PAID-IN     NET INVESTMENT   NET REALIZED
                                          CAPITAL      INCOME (LOSS)  GAINS (LOSSES)
------------------------------------------------------------------------------------
Healthcare and Biotechnology Fund       $(1,197,977)   $   526,140     $  671,837
Intermediate Fixed Income Fund          $        --    $     7,368     $   (7,368)
Mid Cap Fund                            $        --    $  (295,053)    $  295,053
Premium Yield Equity Fund               $   (34,532)   $     6,670     $   27,862
Sands Capital Select Growth Fund        $(4,437,427)   $ 4,437,427     $       --
Short Duration Fixed Income Fund        $        --    $    17,370     $  (17,370)
Small Cap Value Opportunities Fund      $    (1,518)   $   226,327     $ (224,809)
Ultra Short Duration Fixed Income Fund  $        --    $   (83,915)    $   83,915
Value Opportunities Fund                $        --    $   (12,113)    $   12,113

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                        GROSS          GROSS       NET UNREALIZED
                                           FEDERAL    UNREALIZED     UNREALIZED     APPRECIATION
                                          TAX COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
------------------------------------------------------------------------------------------------
Diversified Small Cap Value Fund        $117,797,565  $  2,610,541  $(38,313,940)  $(35,703,399)
Healthcare and Biotechnology Fund       $ 54,835,117  $  3,111,064  $ (3,319,053)  $   (207,989)
Intermediate Fixed Income Fund          $  6,040,061  $         22  $         (4)  $         18
International Growth Fund               $ 30,676,519  $    168,000  $ (8,512,178)  $ (8,344,178)
Mid Cap Fund                            $225,384,953  $  6,279,024  $(21,575,392)  $(15,296,368)
Premium Yield Equity Fund               $ 20,770,975  $    126,294  $ (6,547,946)  $ (6,421,652)
Sands Capital Select Growth Fund        $378,930,800  $ 18,866,710  $(95,120,141)  $(76,253,431)
Short Duration Fixed Income Fund        $ 43,378,338  $    557,636  $   (188,071)  $    369,565
Small Cap Value Opportunities Fund      $ 83,719,366  $  4,392,313  $ (6,138,752)  $ (1,746,439)
Ultra Short Duration Fixed Income Fund  $120,995,026  $    756,944  $ (3,089,098)  $ (2,332,154)
Value Opportunities Fund                $200,455,575  $  1,255,502  $(45,998,858)  $(44,743,356)


On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On October 1, 2007, the Funds adopted FIN 48. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended September 30, 2005 through 2008) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. CONCENTRATIONS/RISKS

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

9. SPECIAL MEETING OF SHAREHOLDERS

On February 20, 2009, a Special Meeting of Shareholders was held to approve or disapprove Fort Washington Investment Advisors, Inc. as the permanent sub-advisor to the Ultra Short Duration Fixed Income Fund.

The proposed sub-advisor was approved as follows:

                                 NUMBER OF VOTES
--------------------------------------------------------------------------------
       FOR                          AGAINST                    ABSTAIN
--------------------------------------------------------------------------------
    6,136,614                       237,771                    408,592

--------------------------------------------------------------------------------
Portfolio of Investments
Diversified Small Cap Value Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                         MARKET
COMMON STOCKS -- 99.0%                                  SHARES            VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 31.8%
American Campus Communities, Inc.                       43,295    $     751,601
Anworth Mortgage Asset Corp.                           169,420        1,038,545
Argo Group International Holdings Ltd.*                 31,296          942,948
Aspen Insurance Holdings Ltd.                           48,940        1,099,192
Cash America International, Inc.                        11,025          172,652
City Holding Co.                                        24,725          674,745
Columbia Banking System, Inc.                           52,245          334,368
Dime Community Bancshares, Inc.                         48,225          452,351
First Merchants Corp.                                   15,890          171,453
First Niagara Financial Group, Inc.                     73,535          801,532
FirstMerit Corp.                                        43,250          787,150
Flushing Financial Corp.                                64,540          388,531
Hanover Insurance Group, Inc.                           29,995          864,456
Highwoods Properties, Inc.                              24,765          530,466
Home Properties, Inc.                                   19,965          611,927
IBERIABANK Corp.                                        23,385        1,074,307
Independent Bank Corp. +                                29,335          432,691
Investment Technology Group, Inc.*                      26,505          676,408
IPC Holdings Ltd.                                       30,280          818,771
LTC Properties, Inc.                                    39,470          692,304
MFA Mortgage Investments, Inc.                         134,475          790,713
Montpelier Re Holdings Ltd.                             38,090          493,646
Nara Bancorp, Inc.*                                     42,010          123,509
National Retail Properties, Inc. +                      52,900          837,936
Navigators Group, Inc.*                                 11,640          549,175
New Alliance Bancshares, Inc.                           69,175          812,115
Platinum Underwriters Holdings Ltd.                     39,905        1,131,706
Potlatch Corp. +                                        20,096          466,026
ProAssurance Corp.*                                      7,325          341,492
Prosperity Bancshares, Inc. +                           17,470          477,805
Senior Housing Properties Trust                         28,560          400,411
South Financial Group, Inc.                             68,950           75,845
Sterling Bancshares, Inc.                               93,002          608,233
Stewart Information Services Corp.                      15,500          302,250
Sun Communities, Inc.                                   51,225          605,992
Trustmark Corp. +                                       33,050          607,459
UCBH Holdings, Inc. +                                   62,525           94,413
Washington Federal, Inc.                                18,325          243,539
--------------------------------------------------------------------------------
                                                                     22,278,663
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 14.6%
Arris Group, Inc.*                                      67,700          498,949
Avocent Corp.*                                          26,805          325,413
Black Box Corp.                                         28,060          662,497
Brocade Communications Systems, Inc.* +                 85,345          294,440
CommScope, Inc.*                                        14,970          170,059
CSG Systems International, Inc.*                        24,730          353,144
CTS Corp.                                               37,845          136,620
Digital River, Inc.*                                    16,495          491,881
EarthLink, Inc.* +                                      88,495          581,412
Fairchild Semiconductor International, Inc.*            63,495          236,836
Finisar Corp.*                                         336,119          147,892
Insight Enterprises, Inc.*                              46,700          142,902
j2 Global Communications, Inc.*                         29,065          636,233
NICE Systems Ltd. ADR*                                  26,035          647,230
Perot Systems Corp., Class A*+                          47,165          607,485
SeaChange International, Inc.*                         151,225          865,008
SonicWALL, Inc.*                                        82,140          366,344
SPSS, Inc.* +                                           18,845          535,763
Symmetricom, Inc.*                                      66,290          232,015
Technitrol, Inc.                                       136,700          233,757
TriQuint Semiconductor, Inc.*                          200,200          494,494
United Online, Inc.                                     97,910          436,679
VeriFone Holdings, Inc.*                                32,000          217,600
Vignette Corp.*                                         42,970          287,040
Zoran Corp.*                                            68,560          603,328
--------------------------------------------------------------------------------
                                                                     10,205,021
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 10.1%
99 Cents Only Stores*                                   66,790          617,140
Asbury Automotive Group, Inc.*                          56,985          245,605
Brown Shoe Co., Inc.                                    79,425          297,844
Build-A-Bear Workshop, Inc.*                            79,462          482,334
CEC Entertainment, Inc.*                                17,170          444,360
Ethan Allen Interiors, Inc. +                           20,080          226,101
Hot Topic, Inc.*                                       104,115        1,165,046
Jackson Hewitt Tax Service, Inc.*                       82,725          431,825
JAKKS Pacific, Inc.*                                    35,580          439,413
Regis Corp.                                             34,700          501,415
Rent-A-Center, Inc.*                                    22,035          426,818
Service Corp. International                             56,930          198,686
Skechers U.S.A., Inc., Class A*                         62,730          418,409
Tenneco, Inc.*                                          39,840           64,939
Wet Seal, Inc., Class A*+                              166,555          559,625
Zumiez, Inc.* +                                         58,200          564,540
--------------------------------------------------------------------------------
                                                                      7,084,100
--------------------------------------------------------------------------------

INDUSTRIALS -- 9.9%
A.O. Smith Corp.                                        19,630          494,283
American Commercial Lines, Inc.*                        59,400          188,298
Ampco-Pittsburgh Corp.                                  19,470          258,172
Arkansas Best Corp. +                                   14,725          280,070
Ceradyne, Inc.*                                         30,935          560,852
Consolidated Graphics, Inc.*                             9,170          116,642
EnPro Industries, Inc.*                                 18,235          311,819
GrafTech International Ltd.*                            65,075          400,862
HUB Group, Inc., Class A*                               23,205          394,485
Hubbell, Inc., Class B                                  23,085          622,371
Interline Brands, Inc.*                                 61,410          517,686
JetBlue Airways Corp.* +                               160,375          585,369
Pacer International, Inc.* +                            25,910           90,685
Pike Electric Corp.*                                    42,550          393,588
School Specialty, Inc.* +                               23,140          407,033
UAL Corp.* +                                            41,250          184,800
URS Corp.*                                              27,893        1,127,155
--------------------------------------------------------------------------------
                                                                      6,934,170
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Diversified Small Cap Value Fund (Continued)
--------------------------------------------------------------------------------


                                                                         MARKET
COMMON STOCKS -- 99.0% (CONTINUED)                      SHARES            VALUE
--------------------------------------------------------------------------------

UTILITIES -- 7.4%
AGL Resources, Inc.                                     21,330    $     565,885
Atmos Energy Corp. +                                    29,365          678,919
Avista Corp.                                            47,775          658,340
Cleco Corp.                                             34,945          757,956
MGE Energy, Inc.                                        18,030          565,601
Northwestern Corp.                                      18,525          397,917
Southwest Gas Corp.                                     20,330          428,353
UniSource Energy Corp.                                  19,370          546,040
Westar Energy, Inc. +                                   35,535          622,929
--------------------------------------------------------------------------------
                                                                      5,221,940
--------------------------------------------------------------------------------

MATERIALS -- 7.2%
Buckeye Technologies, Inc.*                             48,595          103,507
Clearwater Paper Corp.*                                      1                5
Cliff's Natural Resources, Inc.                         41,775          758,634
Compass Minerals International, Inc.                    20,620        1,162,350
Hecla Mining Co.* +                                    132,880          265,760
Innospec, Inc.                                          26,855          101,243
Intrepid Potash, Inc.*                                  19,825          365,771
Kaiser Aluminum Corp.                                    9,370          216,634
Myers Industries, Inc.                                  54,695          335,827
NewMarket Corp.                                         13,200          584,760
OM Group, Inc.*                                         18,160          350,851
Rockwood Holdings, Inc.*                                41,800          331,892
Spartech Corp.*                                         52,200          128,412
Stillwater Mining Co.* +                                87,005          321,919
--------------------------------------------------------------------------------
                                                                      5,027,565
--------------------------------------------------------------------------------

HEALTH CARE -- 6.8%
Akorn, Inc.*                                            63,175           54,331
AMERIGROUP Corp.* +                                     26,725          736,006
Celera Corp.*                                           32,030          244,389
Chemed Corp.                                             8,155          317,230
Haemonetics Corp.*                                       8,075          444,771
ICU Medical, Inc.*                                      18,350          589,401
Inspire Pharmaceuticals, Inc.*                          42,100          170,926
Invacare Corp.                                          32,050          513,762
Magellan Health Services, Inc.*                         10,900          397,196
Par Pharmaceutical Cos., Inc.*                          44,405          420,515
PSS World Medical, Inc.* +                              23,645          339,306
Salix Pharmaceuticals Ltd.*                             18,950          180,025
Varian, Inc.*                                           12,755          302,804
ViroPharma, Inc.*                                       16,125           84,656
--------------------------------------------------------------------------------
                                                                      4,795,318
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 5.8%
Elizabeth Arden, Inc.*                                  37,890          220,899
NBTY, Inc.*                                             37,400          526,592
Pantry, Inc.*                                           34,005          598,828
Sanderson Farms, Inc.                                   14,625          549,169
Spartan Stores, Inc. +                                  24,165          372,383
TreeHouse Foods, Inc.*                                  47,735        1,374,290
Universal Corp.                                         14,940          447,005
--------------------------------------------------------------------------------
                                                                      4,089,166
--------------------------------------------------------------------------------

ENERGY -- 5.4%
Bronco Drilling Co., Inc.*                              16,685           87,763
Cabot Oil & Gas Corp. +                                 33,060          779,224
Forest Oil Corp.*                                       19,499          256,412
Foundation Coal Holdings, Inc. +                        29,920          429,352
GulfMark Offshore, Inc.* +                              10,100          240,986
Holly Corp.                                             26,600          563,920
Nordic American Tanker Shipping Ltd. +                   7,345          215,209
Pioneer Drilling Co.*                                   29,635           97,203
USEC, Inc.* +                                          186,015          892,871
Whiting Petroleum Corp.*                                 7,660          198,011
--------------------------------------------------------------------------------
                                                                      3,760,951
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  69,396,894
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 18.1%
Invesco AIM Liquid Assets Portfolio **              11,536,363       11,536,363
Touchstone Institutional
  Money Market Fund^                                 1,160,909        1,160,909
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $  12,697,272
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 117.1%
(Cost $117,204,141)                                               $   82,094,166

LIABILITIES IN EXCESS OF OTHER ASSETS -- (17.1%)                    (11,978,473)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  70,115,693
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2009, was $11,189,866.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

ADR - American Depository Receipt

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Healthcare and Biotechnology Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                         MARKET
COMMON STOCKS -- 93.4%                                  SHARES            VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 93.4%
Abbott Laboratories                                     68,130    $   3,249,800
Acorda Therapeutics, Inc.*                              47,629          943,530
Aetna, Inc.                                             36,420          886,099
Alexion Pharmaceuticals, Inc.*                          48,980        1,844,587
Allergan, Inc. +                                        31,920        1,524,499
AMERIGROUP Corp.* +                                     15,160          417,506
AmerisourceBergen Corp. +                               19,230          628,052
Amylin Pharmaceuticals, Inc.*                           18,410          216,318
Auxilium Pharmaceuticals, Inc.* +                       18,840          522,245
Baxter International, Inc.                              40,510        2,074,922
Beckman Coulter, Inc.                                    9,690          494,287
Becton, Dickinson & Co.                                 20,190        1,357,576
Biogen Idec, Inc.*                                      17,540          919,447
Cardinal Health, Inc.                                   15,370          483,848
Celgene Corp.*                                          16,200          719,280
Da Vita*                                                 7,260          319,077
Express Scripts, Inc.*                                  20,190          932,172
Gilead Sciences, Inc.* +                                83,120        3,850,117
Haemonetics Corp.*                                      10,200          561,816
Illumina*                                               12,440          463,266
Johnson & Johnson                                       54,320        2,857,232
Millipore Corp.* +                                      14,770          847,946
Myriad Genetics, Inc.*                                  30,000        1,364,100
Omnicare, Inc. +                                        36,810          901,477
Onyx Pharmaceuticals, Inc.*                             19,540          557,867
OSI Pharmaceuticals, Inc.* +                            27,340        1,046,028
Perrigo Co. +                                           23,620          586,485
PharMerica Corp.* +                                     69,462        1,155,848
Psychiatric Solutions, Inc.*                            21,820          343,229
Thoratec Corp.* +                                       18,890          485,284
United Therapeutics Corp.*                              23,760        1,570,298
UnitedHealth Group, Inc.                                86,320        1,806,678
West Pharmaceutical Services, Inc. +                    10,590          347,458
Wyeth                                                   78,170        3,364,436
XenoPort, Inc.* +                                       51,560          998,202
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  40,641,012
--------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- 4.8%
HEALTH CARE -- 4.8%

CSL Ltd.                                                59,770        1,350,202
Roche Holding AG                                        20,950          720,156
--------------------------------------------------------------------------------

TOTAL FOREIGN COMMON STOCK                                        $   2,070,358
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 27.4%
Invesco AIM Liquid Assets Portfolio**               11,213,136    $  11,213,136
Touchstone Institutional
  Money Market Fund^                                   702,622          702,622
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $  11,915,758
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 125.6%
(Cost $54,605,053)                                                $  54,627,128

LIABILITIES IN EXCESS OF OTHER ASSETS -- (25.6%)                    (11,134,907)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $   43,492,221
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2009, was $10,991,246.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Intermediate Fixed Income Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL                                                                MARKET
AMOUNT                                                                    VALUE
--------------------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY
              MORTGAGE-BACKED OBLIGATIONS -- 0.0%
$        357  GNMA Pool #196477,
              10.00%, 4/15/10                                     $         382
--------------------------------------------------------------------------------

              INVESTMENT FUND -- 102.4%
   6,039,697  Touchstone Institutional
                Money Market Fund^                                $   6,039,697
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 102.4%
              (Cost $6,040,053)                                   $   6,040,079

              LIABILITIES IN EXCESS
              OF OTHER ASSETS -- (2.4%)                                (139,463)
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                $   5,900,616
================================================================================

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

GNMA  - Government National Mortgage Association

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
International Growth Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                         MARKET
COMMON STOCKS -- 93.4%                                  SHARES            VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 17.7%
Accenture Ltd. (Bermuda)                                 7,390    $     203,151
ARM Holdings PLC ADR (Britain)                          76,470          337,997
Canon, Inc. ADR (Japan)                                 15,855          460,270
Hitachi Ltd. ADR (Japan)                                 8,246          226,353
Logitech International S.A. ADR (Switzerland)*          23,106          237,530
Nidec Corp. ADR (Japan)                                 31,859          357,777
Nintendo Co. Ltd. ADR (Japan)                            8,792          320,908
Nokia Oyj ADR (Finland)                                 24,813          289,568
Research In Motion Ltd. (Canada)*                        6,843          294,728
SAP AG ADR (Germany)                                    15,259          538,489
Taiwan Semiconductor
  Manufacturing Co. Ltd. ADR (Taiwan)                   38,350          343,233
Trend Micro, Inc. ADR (Japan)                           11,816          336,992
--------------------------------------------------------------------------------
                                                                      3,946,996
--------------------------------------------------------------------------------

HEALTH CARE -- 17.1%
Alcon, Inc. ADR (Switzerland)                            5,237          476,096
AstraZeneca PLC ADR (Britain)                            8,378          297,000
Bayer AG ADR (Germany)                                   9,850          470,929
Covidien Ltd. (United States)                           10,637          353,574
Fresenius Medical Care AG &
  Co. KGaA ADR (Germany)                                 8,378          324,229
GlaxoSmithKline PLC ADR (Britain)                       11,929          370,634
ICON PLC ADR (Ireland)*                                 10,579          170,851
Novartis AG ADR (Switzerland)                            7,911          299,273
Novo-Nordisk A/S ADR (Denmark)                          12,719          610,257
Teva Pharmaceutical
  Industries Ltd. ADR (Israel)                          10,344          465,997
--------------------------------------------------------------------------------
                                                                      3,838,840
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 11.2%
British American Tobacco PLC ADR (Britain)              12,396          570,216
Bunge Ltd. (United States)                               3,555          201,391
Diageo PLC ADR (Britain)                                 7,369          329,763
Nestle S.A. ADR (Switzerland)                           18,358          615,176
Phillip Morris International, Inc.
  (United States)                                        7,630          271,475
Randgold Resources Ltd.                                  3,885          211,150
Tesco PLC ADR (Britain)                                 21,575          306,797
--------------------------------------------------------------------------------
                                                                      2,505,968
--------------------------------------------------------------------------------

FINANCIALS -- 9.4%
ACE Ltd. ADR (Switzerland)                               4,205          169,882
Allianz SE ADR (Germany)                                24,940          208,498
AXA ADR (France)                                        28,218          338,052
Banco Santander S.A. ADR (Spain)                        34,168          235,759
Credit Suisse Group ADR (Switzerland)                   15,071          459,515
HSBC Holdings PLC ADR (Britain)                          6,764          190,880
ING Groep N.V. ADR (Netherlands)                        35,494          193,087
Mitsubishi UFJ Financial
  Group, Inc. ADR (MUFG) (Japan)                        65,213          320,848
--------------------------------------------------------------------------------
                                                                      2,116,521
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 8.8%
America Movil ADR (Mexico)                               7,315          198,090
BT Group PLC ADR (Britain)                              13,329          148,885
China Mobile Ltd. ADR (Hong Kong)                        9,351          406,956
NTT DoCoMo, Inc. ADR (Japan)                            19,574          267,185
Telefonica S.A. ADR (Spain)                             10,940          652,243
Vodafone Group PLC ADR (Britain)                        17,498          304,815
--------------------------------------------------------------------------------
                                                                      1,978,174
--------------------------------------------------------------------------------

ENERGY -- 8.8%
EnCana Corp. (Canada)                                    7,127          289,427
Petroleo Brasileiro ADR (Brazil)                         9,845          299,977
Santos Ltd. ADR (Australia)                              7,063          342,909
Schlumberger Ltd. (United States)                        4,769          193,717
StatoilHydro ASA ADR (Norway)                           24,684          430,489
Total S.A. ADR (France)                                  8,410          412,595
--------------------------------------------------------------------------------
                                                                      1,969,114
--------------------------------------------------------------------------------

INDUSTRIALS -- 6.4%
ABB Ltd. ADR (Switzerland)                              19,948          278,075
BAE Systems PLC ADR (Britain)                           18,941          362,341
Chicago Bridge &
  Iron Co. N.V. ADR (Netherlands)*                      11,478           71,967
Kubota Corp. ADR (Japan)                                15,371          427,006
Siemens AG ADR (Germany)                                 5,347          304,619
--------------------------------------------------------------------------------
                                                                      1,444,008
--------------------------------------------------------------------------------

MATERIALS -- 5.9%
BASF AG ADR (Germany)                                    8,787          266,158
Companhia Vale do Rio Doce ADR (Brazil)                 19,896          264,617
Potash Corp. of Saskatchewan, Inc. (Canada)              4,963          401,060
Syngenta AG ADR (Switzerland)                            9,892          396,768
--------------------------------------------------------------------------------
                                                                      1,328,603
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 4.7%
Makita Corp. ADR (Japan)                                12,246          281,903
Panasonic Corp. ADR (Japan)                             39,480          435,464
Sony Corp. ADR (Japan)                                  15,892          327,852
--------------------------------------------------------------------------------
                                                                      1,045,219
--------------------------------------------------------------------------------

UTILITIES -- 3.4%
E.ON AG ADR (Germany)                                   15,710          434,853
Veolia Environnement ADR (France)                       15,183          317,325
--------------------------------------------------------------------------------
                                                                        752,178
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  20,925,621
--------------------------------------------------------------------------------

INVESTMENT FUND -- 6.3%
Touchstone Institutional
  Money Market Fund^                                 1,406,720    $   1,406,720
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Growth Fund (Continued)
--------------------------------------------------------------------------------


                                                                         MARKET
                                                     PAR VALUE            VALUE
--------------------------------------------------------------------------------

RIGHT -- 0.0%
HSBC Holdings Rights, .00%, 4/1/09                $      2,818    $           0
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.7%
(Cost $30,532,017)                                                $  22,332,341

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                            66,332
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  22,398,673
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

ADR   - American Depository Receipt

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Mid Cap Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                         MARKET
COMMON STOCKS -- 95.8%                                  SHARES            VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 24.1%
Akamai Technologies, Inc.*                             102,420     $  1,986,948
Alliance Data Systems Corp.* +                          38,510        1,422,945
BMC Software, Inc.* +                                  106,690        3,520,770
Electronic Arts, Inc.*                                 132,470        2,409,629
Fiserv, Inc.*                                           59,580        2,172,287
Global Payments, Inc.                                   65,180        2,177,664
Hewitt Associates, Inc., Class A*                       85,370        2,540,611
IAC/InterActiveCorp.*                                  127,350        1,939,541
Itron, Inc.*                                            17,800          842,830
McAfee, Inc.* +                                         98,840        3,311,140
MEMC Electronic Materials*+                            119,310        1,967,422
NetApp, Inc.* +                                        146,280        2,170,795
NetEase.com, Inc.*                                      48,340        1,297,929
Sybase, Inc.* +                                        153,587        4,652,149
Synopsys, Inc.*                                        192,030        3,980,781
Teradata Corp.*                                         97,960        1,588,911
Western Digital Corp.*                                 100,570        1,945,024
--------------------------------------------------------------------------------
                                                                     39,927,376
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 16.6%
Abercrombie & Fitch Co.                                 91,030        2,166,514
Aeropostale, Inc.*                                      80,370        2,134,627
Burger King Holdings, Inc.                             125,950        2,890,553
Dollar Tree, Inc.* +                                    45,480        2,026,134
Family Dollar Stores, Inc.                             100,040        3,338,335
H&R Block, Inc.                                        175,050        3,184,160
Magna International, Inc., Class A                      75,180        2,011,065
O'Reilly Automotive, Inc.* +                            98,260        3,440,082
PetSmart, Inc.                                         131,290        2,751,838
Priceline.com, Inc.*                                    15,500        1,221,090
Wendy's/Arby's Group, Inc.                             455,090        2,289,103
--------------------------------------------------------------------------------
                                                                     27,453,501
--------------------------------------------------------------------------------

INDUSTRIALS -- 11.2%
AECOM Technology Corp.*                                 77,320        2,016,506
AMETEK, Inc.                                            81,520        2,549,130
Brink's Co.                                             58,420        1,545,793
Flowserve                                               28,900        1,621,868
FTI Consulting, Inc.*                                   21,600        1,068,768
McDermott International, Inc.*                         122,130        1,635,321
NVR, Inc.*                                               1,970          842,668
Precision Castparts Corp. +                             13,680          819,432
Quanta Services, Inc.*                                  73,440        1,575,288
Roper Industries, Inc. +                                60,320        2,560,584
URS Corp.*                                              55,240        2,232,248
--------------------------------------------------------------------------------
                                                                     18,467,606
--------------------------------------------------------------------------------

FINANCIALS -- 9.9%
Arch Capital Group Ltd.*                                39,080        2,104,849
Commerce Bancshares, Inc.                               36,670        1,331,121
Digital Realty Trust, Inc. +                            77,030        2,555,856
Douglas Emmett, Inc.                                   132,880          981,983
First Horizon National Corp.*                          158,070        1,697,672
HCC Insurance Holdings, Inc. +                          64,220        1,617,702
KeyCorp+                                               154,420        1,215,285
New York Community Bancorp, Inc. +                     160,914        1,797,409
People's United Financial, Inc.                         78,030        1,402,199
W.R. Berkley Corp. +                                    75,580        1,704,329
--------------------------------------------------------------------------------
                                                                     16,408,405
--------------------------------------------------------------------------------

HEALTH CARE -- 9.1%
Cephalon, Inc.* +                                       48,520        3,304,212
Forest Laboratories, Inc.*                             105,310        2,312,608
Inverness Medical Innovations, Inc.*                    44,240        1,178,111
King Pharmaceuticals, Inc.* +                          176,420        1,247,289
Omnicare, Inc. +                                       127,620        3,125,414
Sepracor, Inc.* +                                      137,040        2,009,006
Teleflex, Inc.                                          49,040        1,916,974
--------------------------------------------------------------------------------
                                                                     15,093,614
--------------------------------------------------------------------------------

UTILITIES -- 8.4%
CMS Energy Corp. +                                     170,020        2,013,037
DPL, Inc.                                              146,380        3,299,405
NSTAR+                                                 102,370        3,263,556
UGI Corp.                                              152,420        3,598,636
Wisconsin Energy Corp.                                  41,800        1,720,906
--------------------------------------------------------------------------------
                                                                     13,895,540
--------------------------------------------------------------------------------

ENERGY -- 7.1%
FMC Technologies, Inc.*                                 67,960        2,131,905
NuStar Energy LP                                        57,820        2,666,080
Petrohawk Energy Corp.*                                109,180        2,099,531
Plains All American Pipeline LP                         63,110        2,319,924
Range Resources Corp.                                   59,680        2,456,429
--------------------------------------------------------------------------------
                                                                     11,673,869
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 4.9%
Alberto-Culver Co. +                                    89,770        2,029,700
Church & Dwight Co., Inc. +                             43,300        2,261,559
J.M. Smucker Co. (The)                                  57,790        2,153,833
Ralcorp Holdings, Inc.*                                 29,960        1,614,245
--------------------------------------------------------------------------------
                                                                      8,059,337
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.8%
Leap Wireless International, Inc.*                      35,730        1,245,905
SBA Communications Corp., Class A*+                    142,380        3,317,454
--------------------------------------------------------------------------------
                                                                      4,563,359
--------------------------------------------------------------------------------

MATERIALS -- 1.7%
Martin Marietta Materials, Inc. +                       18,750        1,486,875
Silgan Holdings, Inc.                                   23,640        1,242,046
--------------------------------------------------------------------------------
                                                                      2,728,921
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $158,271,528
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mid Cap Fund (Continued)
--------------------------------------------------------------------------------

                                                                         MARKET
                                                        SHARES            VALUE
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 31.3%
Invesco AIM Liquid Assets Portfolio**               45,036,806     $ 45,036,806
Touchstone Institutional
  Money Market Fund^                                 6,780,251        6,780,251
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 51,817,057
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 127.1%
(Cost $223,931,003)                                                $210,088,585

LIABILITIES IN EXCESS OF OTHER ASSETS -- (27.1%)                    (44,741,604)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $165,346,981
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2009, was $44,668,931.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Premium Yield Equity Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                         MARKET
COMMON STOCKS -- 93.8%                                  SHARES            VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 18.5%
Colgate-Palmolive Co.                                   12,215    $     720,440
Kraft Foods, Inc., Class A                              15,815          352,516
McCormick & Co., Inc.                                   14,925          441,332
Procter & Gamble Co.                                     9,190          432,757
Sysco Corp.                                             19,660          448,248
Unilever N.V.                                           13,415          262,934
--------------------------------------------------------------------------------
                                                                      2,658,227
--------------------------------------------------------------------------------

ENERGY -- 17.8%
Enerplus Resources Fund                                 28,565          467,609
Hugoton Royalty Trust                                   39,365          376,329
Kinder Morgan Management LLC*                           19,264          785,202
Southern Union Co.                                      30,270          460,709
Spectra Energy Corp.                                    32,365          457,641
--------------------------------------------------------------------------------
                                                                      2,547,490
--------------------------------------------------------------------------------

UTILITIES -- 13.5%
American Water Works Co., Inc.                           7,490          144,108
CMS Energy Corp.                                        22,235          263,262
National Grid PLC ADR                                    8,475          327,474
NiSource, Inc.                                          39,495          387,051
Northeast Utilities                                     12,665          273,437
ONEOK, Inc.                                             14,855          336,169
Pepco Holdings, Inc.                                    16,345          203,986
--------------------------------------------------------------------------------
                                                                      1,935,487
--------------------------------------------------------------------------------

HEALTH CARE -- 13.1%
Abbott Laboratories                                     10,570          504,189
Bristol-Myers Squibb Co.                                12,805          280,686
Johnson & Johnson                                       12,145          638,827
Merck & Co., Inc.                                       16,940          453,145
--------------------------------------------------------------------------------
                                                                      1,876,847
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 12.2%
AT&T, Inc.                                              22,640          570,527
BCE, Inc.                                               21,265          423,174
BT Group PLC ADR                                         8,335           93,102
Telefonica S.A.  ADR                                     6,280          374,414
Windstream Corp.                                        34,915          281,415
--------------------------------------------------------------------------------
                                                                      1,742,632
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 9.1%
Microchip Technology, Inc.                              18,875          399,961
Paychex, Inc.                                           19,050          489,014
Taiwan Semiconductor
  Manufacturing Co. Ltd. ADR                            45,614          408,245
--------------------------------------------------------------------------------
                                                                      1,297,220
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 7.3%
Genuine Parts Co.                                       10,135          302,631
McDonald's Corp.                                         7,745          422,645
Thomson Reuters Corp.                                   12,660          321,311
--------------------------------------------------------------------------------
                                                                      1,046,587
--------------------------------------------------------------------------------

INDUSTRIALS -- 2.3%
R. R. Donnelley & Sons Co.                              17,585    $     128,898
Seaspan Corp.                                           24,370          200,321
--------------------------------------------------------------------------------
                                                                        329,219
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  13,433,709
--------------------------------------------------------------------------------

INVESTMENT FUND -- 6.4%
Touchstone Institutional
  Money Market Fund^                                   915,614    $     915,614
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.2%
(Cost $20,770,970)                                                $  14,349,323

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)                         (22,200)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  14,327,123
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

ADR   - American Depository Receipt

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Sands Capital Select Growth Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                         MARKET
COMMON STOCKS -- 98.0%                                  SHARES            VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 33.1%
Apple, Inc.*                                           199,350    $  20,955,672
Broadcom Corp., Class A*                               471,700        9,424,566
EMC Corp.*                                             750,800        8,559,120
Google, Inc., Class A*                                  61,300       21,336,078
QUALCOMM, Inc.                                         237,800        9,252,798
Salesforce.com, Inc.* +                                253,600        8,300,328
Visa, Inc., Class A                                    287,795       16,001,402
--------------------------------------------------------------------------------
                                                                     93,829,964
--------------------------------------------------------------------------------

HEALTH CARE -- 21.7%
Abraxis BioScience, Inc.* +                             44,225        2,108,648
Allergan, Inc.                                         323,100       15,431,256
Genzyme Corp.*                                         265,000       15,738,350
Intuitive Surgical, Inc.*                              111,200       10,604,032
Mindray Medical International Ltd. ADR+                238,600        4,416,486
Stryker Corp.                                          168,300        5,728,932
Varian Medical Systems, Inc.*                          248,800        7,573,472
--------------------------------------------------------------------------------
                                                                     61,601,176
--------------------------------------------------------------------------------

ENERGY -- 14.0%
FMC Technologies, Inc.*                                280,700        8,805,559
National-Oilwell Varco, Inc.*                          634,500       18,216,495
Schlumberger Ltd.                                      315,700       12,823,734
--------------------------------------------------------------------------------
                                                                     39,845,788
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.0%
Amazon.com, Inc.*                                      257,500       18,910,800
Las Vegas Sands Corp.*                               1,353,034        4,072,632
Starbucks Corp.*                                     1,002,400       11,136,664
--------------------------------------------------------------------------------
                                                                     34,120,096
--------------------------------------------------------------------------------

FINANCIALS -- 10.1%
CME Group, Inc.                                         35,800        8,820,762
IntercontinentalExchange, Inc.*                        199,330       14,844,105
Moody's Corp. +                                        219,000        5,019,480
--------------------------------------------------------------------------------
                                                                     28,684,347
--------------------------------------------------------------------------------

MATERIALS -- 3.0%
Monsanto Co.                                           103,800        8,625,780
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.6%
America Movil SAB de C.V. ADR                          269,300        7,292,644
--------------------------------------------------------------------------------

INDUSTRIALS -- 1.5%
Iron Mountain, Inc.* +                                 195,800        4,340,886
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 278,340,681
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 8.6%
Invesco AIM Liquid Assets Portfolio**               19,155,171       19,155,171
Touchstone Institutional
  Money Market Fund^                                 5,181,517        5,181,517
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                            $  24,336,688
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 106.6%
(Cost $373,488,662)                                               $ 302,677,369

LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.6%)                     (18,835,959)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 283,841,410
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2009, was $18,986,920.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

ADR   - American Depository Receipt

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Short Duration Fixed Income Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL                                                                MARKET
AMOUNT                                                                    VALUE
--------------------------------------------------------------------------------

              U.S. GOVERNMENT MORTGAGE-BACKED
              OBLIGATIONS -- 53.2%
$    567,627  FHLMC CMO/REMIC Ser 2510,
                Class TA, 4.000%, 6/15/32                          $    578,017
     515,692  FHLMC CMO/REMIC Ser 2515,
                Class ED, 5.000%, 3/15/17                               520,287
   1,025,995  FHLMC CMO/REMIC Ser 2543,
                Class YJ, 4.500%, 3/15/32                             1,052,666
     712,066  FHLMC CMO/REMIC Ser 2566,
                Class LM, 4.500%, 4/15/32                               730,818
     590,668  FHLMC CMO/REMIC Ser 2575,
                Class QP, 4.500%, 11/15/31                              601,577
     111,528  FHLMC CMO/REMIC Ser 2583,
                Class ND, 4.250%, 12/15/10                              111,440
     651,035  FHLMC CMO/REMIC Ser 2590,
                Class QY, 3.750%, 4/15/28                               654,714
   1,252,132  FHLMC CMO/REMIC Ser 2590,
                Class UL, 3.750%, 3/15/32                             1,272,563
   2,133,642  FHLMC CMO/REMIC Ser 2649,
                Class PJ, 3.500%, 6/15/33                             2,114,636
     936,341  FHLMC CMO/REMIC Ser 2682,
                Class HG, 4.000%, 4/15/17                               947,431
   1,310,819  FHLMC CMO/REMIC Ser 2744,
                Class TA, 5.500%, 3/15/26                             1,309,883
     349,952  FHLMC CMO/REMIC Ser 2892,
                Class A, 5.000%, 5/15/21                                357,191
     814,561  FHLMC CMO/REMIC Ser 3138,
                Class PA, 5.500%, 2/15/27                               829,719
     644,109  FHLMC CMO/REMIC Ser 3178,
                Class MA, 6.000%, 10/15/26                              656,831
     131,497  FHLMC Pool #C66916,
                7.000%, 5/1/32                                          141,287
     112,480  FHLMC Pool #D94598,
                6.500%, 4/1/21                                          119,798
      77,142  FHLMC Pool #E97227,
                7.000%, 9/1/14                                           79,140
         267  FHLMC Pool #G10288,
                6.000%, 9/1/09                                              269
      11,697  FHLMC Pool #G10446,
                6.500%, 2/1/11                                           12,013
     150,643  FHLMC Pool #G30085,
                7.500%, 10/1/17                                         164,666
       8,374  FNMA CMO/REMIC Ser 1999-15,
                Class PC, 6.000%, 9/25/18                                 8,459
     751,953  FNMA CMO/REMIC Ser 2002-71,
                Class AP, 5.000%, 11/25/32                              780,383
     835,101  FNMA CMO/REMIC Ser 2003-106,
                Class WC, 4.500%, 8/25/18                               846,095
     748,131  FNMA CMO/REMIC Ser 2003-119,
                Class PU, 4.000%, 11/25/33                              756,206
     505,810  FNMA CMO/REMIC Ser 2003-19,
                Class ME, 4.000%, 1/25/33                               510,215
     721,676  FNMA CMO/REMIC Ser 2003-42,
                Class CA, 4.000%, 5/25/33                               733,591
     227,530  FNMA CMO/REMIC Ser 2003-66,
                Class AP, 3.500%, 11/25/32                              227,451
   1,714,884  FNMA CMO/REMIC Ser 2006-2,
                Class GH, 5.500%, 6/25/32                             1,732,805
       6,925  FNMA Pool #250477,
                6.000%, 1/1/11                                            7,108
       4,039  FNMA Pool #303096,
                7.500%, 12/1/09                                           4,056
      72,481  FNMA Pool #313429,
                7.000%, 3/1/12                                           75,153
     136,925  FNMA Pool #323441,
                7.000%, 12/1/13                                         139,305
     162,062  FNMA Pool #323832,
                7.500%, 7/1/29                                          175,833
       9,688  FNMA Pool #334593,
                7.000%, 5/1/24                                           10,370
     361,789  FNMA Pool #546474,
                7.000%, 1/1/15                                          376,359
          46  FNMA Pool #6222, 9.000%, 4/1/16                                46
     439,320  FNMA Pool #647567,
                6.000%, 6/1/17                                          462,559
     230,790  FNMA Pool #665773,
                7.500%, 6/1/31                                          250,259
     536,645  FNMA Pool #725284,
                7.000%, 11/1/18                                         558,256
   1,412,978  FNMA Pool #896286 (A),
                6.257%, 4/1/09                                        1,474,482
      18,221  GNMA ARM Pool #8426,
                5.125%, 11/20/18                                         18,597
     827,468  GNMA CMO/REMIC Ser 2002-72,
                Class AB, 4.500%, 10/20/32                              855,807
       5,229  GNMA Pool #2707, 5.500%, 1/20/14                            5,453
       4,244  GNMA Pool #2802, 5.500%, 7/20/14                            4,427
      89,795  GNMA Pool #2843,
                5.500%, 11/20/14                                         93,657
      70,143  GNMA Pool #344233,
                8.000%, 2/15/23                                          75,597
     188,071  GNMA Pool #345123,
                8.000%, 12/15/23                                        202,693
      34,692  GNMA Pool #462486,
                6.500%, 1/15/13                                          36,581
      51,164  GNMA Pool #569337,
                6.500%, 4/15/22                                          53,573
      57,718  GNMA Pool #578189,
                6.000%, 2/15/32                                          60,746
      87,253  GNMA Pool #780322,
                8.000%, 11/15/22                                         93,841
      37,330  GNMA Pool #780327,
                8.000%, 11/15/17                                         40,013
     255,021  GNMA Pool #780604,
                7.000%, 7/15/12                                         267,075
      76,858  GNMA Pool #814, 8.000%, 8/20/17                            82,335
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              MORTGAGE-BACKED OBLIGATIONS                          $ 23,274,332
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                MARKET
AMOUNT                                                                    VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 6.0%
              FINANCIALS -- 4.7%
$  1,000,000  American Express Credit
                Company, MTN (A),
                1.920%, 4/27/09                                    $    943,988
     450,000  PNC Funding Corp.,
                2.300%, 6/22/12                                         454,334
     180,000  State Street Corp., 7.650%, 6/15/10                       180,001
     500,000  Wells Fargo & Company,
                MTN, 3.980%, 10/29/10                                   479,664
--------------------------------------------------------------------------------
                                                                      2,057,987
--------------------------------------------------------------------------------

              TELECOMMUNICATION SERVICES -- 0.6%
     247,765  BellSouth Telecommunications,
                6.300%, 12/15/15                                        251,221
--------------------------------------------------------------------------------

              UTILITIES -- 0.7%
     330,000  Westar Energy, Inc., 7.125%, 8/1/09                       328,662
--------------------------------------------------------------------------------

              TOTAL CORPORATE BONDS                                $  2,637,870
--------------------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.9%
   1,500,000  FHLMC, 2.000%, 2/25/11                                  1,503,851
   4,192,000  FHLMC Discount Note, 6/15/09                            4,190,340
   1,583,226  FNMA (A), 4.280%, 4/1/09                                1,608,804
   1,850,000  FNMA Discount Note, 4/3/09                              1,849,994
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS                                   $  9,152,989
--------------------------------------------------------------------------------

              U.S. TREASURY OBLIGATION -- 2.2%
     931,055  U.S. Treasury Inflation
                Indexed Bond, 1.875%, 7/15/13                      $    954,331
--------------------------------------------------------------------------------

              MUNICIPAL BONDS -- 2.9%
              PENNSYLVANIA -- 2.9%
     750,000  Commonwealth Fing Auth
                RB, Ser A, 3.860%, 6/1/11                               766,223
     500,000  Pennsylvania State Tpk
                Commn BANS RB, Ser B,
                5.290%, 10/15/09                                        505,080
--------------------------------------------------------------------------------
              TOTAL MUNICIPAL BONDS                                $  1,271,303
--------------------------------------------------------------------------------

              ASSET-BACKED SECURITIES -- 14.5%
     559,107  Caterpillar Financial Asset
                Trust, Ser 2008-A, Class A2B (A),
                1.672%, 4/25/09                                         545,922
     270,000  Chase Issuance Trust, Ser 2007-A17,
                Class A, 5.120%, 10/15/14                               271,679
     415,000  Chase Manhattan Auto Owner
                Trust, Ser 2006-B, Class A4,
                5.110%, 4/15/14                                         423,927
   1,500,000  CNH Equipment Trust, Ser 2008-B,
                Class A3B (A), 1.956%, 4/15/09                        1,479,736
     245,000  Discover Card Master Trust,
                Ser 2008-A3, Class A3,
                5.100%, 10/15/13                                        240,416
     430,000  GNMA, Ser 2004-12, Class BA,
                4.807%, 10/17/29                                        445,037
     185,926  GNMA, Ser 2004-9, Class A,
                3.360%, 8/16/22                                         186,106
   1,235,141  Harley-Davidson Motorcycle
                Trust, Ser 2006-1, Class A2,
                5.040%, 10/15/12                                      1,215,101
     241,425  SBA, Ser 2002-20J, Class 1,
                4.750%, 10/1/22                                         252,591
     251,958  SBA, Ser 2003-20E, Class 1,
                4.640%, 5/1/23                                          263,275
     288,223  SBA, Ser 2005-20G, Class 1,
                4.750%, 7/1/25                                          304,927
     384,731  SBA, Ser 2008-10B, Class 1,
                4.580%, 3/1/18                                          401,173
     375,524  Wells Fargo Mortgage Backed
                Securities, Ser 2006-16,
                Class A12, 5.000%, 11/25/36                             334,269
--------------------------------------------------------------------------------
              TOTAL ASSET-BACKED SECURITIES                        $  6,364,159
--------------------------------------------------------------------------------

              INVESTMENT FUND -- 0.2%
      92,919  Touchstone Institutional
                Money Market Fund^                                 $     92,919
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 99.9%
              (Cost $43,378,333)                                   $ 43,747,903

              OTHER ASSETS IN EXCESS
              OF LIABILITIES -- 0.1%                                     44,083
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                 $ 43,791,986
================================================================================

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

(A) Variable rate security - the rate reflected is the rate in effect on March 31, 2009.

ARM   - Adjustable Rate Mortgage

BANS  - Bond Anticipation Notes

CMO   - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA  - Federal National Mortgage Association

GNMA  - Government National Mortgage Association

MTN   - Medium Term Note

RB    - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Small Cap Value Opportunities Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                         MARKET
COMMON STOCKS -- 98.7%                                  SHARES            VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 30.7%
Allied World Assurance
  Company Holdings Ltd.                                 15,960     $    606,959
Alpha Natural Resources, Inc.*                          20,540          364,585
AMERISAFE, Inc.*                                        54,660          837,391
Berkshire Hills Bancorp, Inc.                           29,672          680,082
Corporate Office Properties Trust                       35,490          881,217
CVB Financial Corp. +                                   75,510          500,631
DuPont Fabros Technology, Inc.*                         91,970          632,754
eHealth, Inc.*                                          23,280          372,713
First Citizens BancShares, Inc.                          2,950          388,810
First Commonwealth Financial Corp.                      83,860          743,838
FPIC Insurance Group, Inc.*                             17,866          661,578
Glacier Bancorp, Inc.                                   35,640          559,904
Harleysville Group, Inc.                                24,570          781,572
Hilltop Holdings, Inc.*                                 89,630        1,021,782
IBERIABANK Corp.                                        19,260          884,804
Investors Bancorp, Inc.* +                              45,090          381,912
IPC Holdings Ltd.                                       26,730          722,779
Kearny Financial Corp.                                  53,410          559,737
Knight Capital Group, Inc.*                             47,050          693,517
MF Global Ltd.* +                                      241,580        1,021,883
Mid-America Apartment Communities, Inc.                 27,730          854,916
Navigators Group, Inc.*                                 21,970        1,036,544
PacWest Bancorp                                         20,690          296,488
Platinum Underwriters Holdings Ltd.                     30,100          853,636
Potlatch Corp. +                                        35,010          811,882
ProAssurance Corp.*                                     16,430          765,967
Prosperity Bancshares, Inc. +                           34,000          929,900
Redwood Trust, Inc. +                                   72,390        1,111,186
Signature Bank*                                         31,030          875,977
SWS Group, Inc.                                         36,320          564,050
Validus Holdings Ltd. +                                 29,680          702,822
--------------------------------------------------------------------------------
                                                                     22,101,816
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 22.8%
Ariba, Inc.*                                            86,120          751,828
Bankrate, Inc.* +                                       19,410          484,280
Cogent Communications Group, Inc.* +                    98,560          709,632
Cognex Corp.                                            30,630          408,911
DG FastChannel, Inc.*                                   32,110          602,705
Exar Corp.*                                             96,980          605,155
FormFactor, Inc.*                                       24,530          442,031
Genpact Ltd.*                                          110,350          977,700
Harmonic, Inc.*                                         84,840          551,460
j2 Global Communications, Inc.*                         29,480          645,317
JDS Uniphase Corp.*                                    208,040          676,130
Maximus, Inc.                                           23,080          919,969
Net 1 UEPS Technologies, Inc.*                          87,660        1,333,308
Quest Software, Inc.*                                   76,660          972,049
Semtech Corp.*                                          66,070          882,035
Sigma Designs, Inc.*                                    31,380          390,367
Sybase, Inc.* +                                         46,650        1,413,028
Tellabs, Inc.*                                         247,760        1,134,740
Teradyne, Inc.*                                        189,090          828,214
ValueClick, Inc.*                                       86,960          740,030
Wright Express Corp.*                                   27,550          501,961
Zoran Corp.*                                            50,150          441,320
--------------------------------------------------------------------------------
                                                                     16,412,170
--------------------------------------------------------------------------------

INDUSTRIALS -- 13.7%
Argon ST, Inc.*                                         55,290        1,048,851
Astec Industries, Inc.*                                 23,960          628,471
Cubic Corp.                                             45,080        1,141,876
Energy Recovery, Inc.* +                                66,260          503,576
Energy Solutions, Inc.                                 105,010          908,337
ICF International, Inc.*                                31,750          729,298
L.B. Foster Co., Class A*                               13,580          337,191
MasTec, Inc.*                                           90,630        1,095,717
Michael Baker Corp.*                                    20,980          545,480
Perini Corp.*                                           36,380          447,474
Powell Industries, Inc.*                                37,010        1,306,822
Sykes Enterprises, Inc.*                                41,290          686,653
Triumph Group, Inc.                                     13,880          530,216
--------------------------------------------------------------------------------
                                                                      9,909,962
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.0%
99 Cents Only Stores*                                   95,390          881,404
Aaron Rents, Inc.                                       20,500          546,530
Ascent Media Corp., Class A*                            38,360          959,001
Carter's, Inc.*                                         29,840          561,290
Fossil, Inc.*                                            9,740          152,918
Lincoln Educational Services Corp.*                     46,470          851,330
Penn National Gaming, Inc.*                             34,220          826,413
PetMed Express, Inc.* +                                 55,230          910,190
Tractor Supply Co.*                                     23,120          833,707
--------------------------------------------------------------------------------
                                                                      6,522,783
--------------------------------------------------------------------------------

MATERIALS -- 5.7%
Kaiser Aluminum Corp.                                   27,590          637,881
OM Group, Inc.*                                         53,360        1,030,915
Rock-Tenn Co. +                                         30,970          837,739
RTI International Metals, Inc.*                         45,960          537,732
Sensient Technologies Corp.                             19,220          451,670
Texas Industries, Inc. +                                23,900          597,500
--------------------------------------------------------------------------------
                                                                      4,093,437
--------------------------------------------------------------------------------

HEALTH CARE -- 4.7%
Cooper Companies, Inc.                                  38,140        1,008,422
Health Net, Inc.*                                       45,620          660,578
Invacare Corp.                                          34,910          559,607
Par Pharmaceutical Cos., Inc.*                          34,310          324,916
STERIS Corp.                                            35,280          821,318
--------------------------------------------------------------------------------
                                                                      3,374,841
--------------------------------------------------------------------------------

UTILITIES -- 4.1%
Avista Corp.                                            49,980          688,724
New Jersey Resources Corp.                              13,055          443,609
Portland General Electric Co.                           39,570          696,036

--------------------------------------------------------------------------------
Small Cap Value Opportunities Fund (Continued)
--------------------------------------------------------------------------------

                                                                         MARKET
COMMON STOCKS -- 98.7% (CONTINUED)                      SHARES            VALUE
--------------------------------------------------------------------------------

UTILITIES -- 4.1% (CONTINUED)
South Jersey Industries, Inc.                           22,830     $    799,051
Unisource Energy                                        12,590          354,912
--------------------------------------------------------------------------------
                                                                      2,982,332
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 4.0%
Nordic American Tanker Shipping Ltd. +                  12,790          374,747
Smart Balance, Inc.*                                    84,230          508,749
TreeHouse Foods, Inc.*                                  34,830        1,002,756
VeriFone Holdings, Inc.*                                42,250          287,300
Whole Foods Market, Inc.* +                             44,420          746,256
--------------------------------------------------------------------------------
                                                                      2,919,808
--------------------------------------------------------------------------------

ENERGY -- 2.2%
Bill Barrett Corp.*                                     20,880          464,371
Southern Union Co.                                      52,170          794,028
VAALCO Energy, Inc.*                                    66,500          351,785
--------------------------------------------------------------------------------
                                                                      1,610,184
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.8%
General Communication, Inc., Class A*                  104,880          700,598
Syniverse Holdings, Inc.*                               39,710          625,830
--------------------------------------------------------------------------------
                                                                      1,326,428
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 71,253,761
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 14.8%
Invesco AIM Liquid Assets Portfolio**                9,059,459        9,059,459
Touchstone Institutional
  Money Market Fund^                                 1,659,707        1,659,707
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 10,719,166
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 113.5%
(Cost $82,839,506)                                                 $ 81,972,927

LIABILITIES IN EXCESS OF OTHER ASSETS -- (13.5%)                     (9,754,073)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 72,218,854
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2009, was $8,588,993.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Ultra Short Duration Fixed Income Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL                                                                MARKET
AMOUNT                                                                    VALUE
--------------------------------------------------------------------------------

              U.S. GOVERNMENT MORTGAGE-BACKED
              OBLIGATIONS -- 73.6%
$  7,137,179  FHLMC CMO/REMIC Ser 2553,
                Class IH, 5.500%, 10/15/32                         $  1,214,330
   5,546,951  FHLMC CMO/REMIC Ser 2571,
                Class FN (A), 1.206%, 4/15/09                         5,479,097
     929,732  FHLMC CMO/REMIC Ser 2575
                Class LM, 4.500%, 5/15/32                               948,884
   1,415,155  FHLMC CMO/REMIC Ser 2586,
                Class WA, 4.000%, 12/15/32                            1,428,543
     996,590  FHLMC CMO/REMIC Ser 2590,
                Class UL, 3.750%, 3/15/32                             1,012,851
   1,268,487  FHLMC CMO/REMIC Ser 2594,
                Class YA, 4.000%, 4/15/23                             1,322,583
   9,350,888  FHLMC CMO/REMIC Ser 2625,
                Class IO, 5.000%, 12/15/31                              769,480
   1,184,171  FHLMC CMO/REMIC Ser 2649,
                Class PJ, 3.500%, 6/15/33                             1,173,623
   3,662,501  FHLMC CMO/REMIC Ser 2660,
                Class PB, 5.000%, 8/15/26                             3,740,509
     388,434  FHLMC CMO/REMIC Ser 2682,
                Class HG, 4.000%, 4/15/17                               393,035
   2,878,199  FHLMC CMO/REMIC Ser 2770,
                Class FH (A), .956%, 4/15/09                          2,809,950
   1,655,754  FHLMC CMO/REMIC Ser 2886,
                Class BF (A), 1.056%, 4/15/09                         1,609,601
   3,149,567  FHLMC CMO/REMIC Ser 2892,
                Class A, 5.000%, 5/15/21                              3,214,717
   4,215,951  FHLMC CMO/REMIC Ser 2921,
                Class JF (A), 1.056%, 4/15/09                         4,085,848
     310,552  FHLMC CMO/REMIC Ser 2925,
                Class CF (A), 1.056%, 4/15/09                           302,705
   2,120,562  FHLMC CMO/REMIC Ser 3025,
                Class FC (A), 2.497%, 4/1/09                          2,055,201
   3,158,004  FHLMC CMO/REMIC Ser 3033,
                Class AT, 5.000%, 1/15/27                             3,216,613
   1,143,052  FHLMC CMO/REMIC Ser 3033,
                Class BY (A), 2.747%, 4/1/09                          1,118,401
   1,616,790  FHLMC CMO/REMIC Ser 3073,
                Class LA, 5.000%, 12/15/17                            1,644,833
   4,288,536  FHLMC CMO/REMIC Ser 3137,
                Class PJ, 5.125%, 12/15/13                            4,301,692
   1,724,783  FHLMC CMO/REMIC Ser 3196,
                Class PA, 5.250%, 8/15/11                             1,771,104
   1,350,811  FHLMC Pool #1L1288 (A),
                4.780%, 4/1/09                                        1,368,016
   3,010,377  FHLMC Pool #1Q0187 (A),
                5.812%, 4/1/09                                        3,118,044
      96,608  FHLMC Pool #B15413,
                8.000%, 3/1/11                                          100,904
      35,450  FHLMC Pool #E64944,
                7.000%, 7/1/11                                           36,808
     266,738  FHLMC Pool #G11072,
                7.500%, 12/1/15                                         281,795
   3,506,696  FHLMC Pool#781515 (A),
                3.988%, 4/1/09                                        3,521,319
      86,986  FNMA CMO/REMIC Ser 2002-67,
                Class AM, 5.000%, 11/25/15                               86,902
   1,670,203  FNMA CMO/REMIC Ser 2003-106,
                Class WC, 4.500%, 8/25/18                             1,692,189
   1,418,450  FNMA CMO/REMIC Ser 2003-119,
                Class PU, 4.000%, 11/25/33                            1,433,760
     579,178  FNMA CMO/REMIC Ser 2003-19,
                Class ME, 4.000%, 1/25/33                               584,222
   1,518,844  FNMA CMO/REMIC Ser 2003-27,
                Class PC, 4.500%, 5/25/26                             1,524,322
     659,198  FNMA CMO/REMIC Ser 2003-33,
                Class AM, 4.250%, 5/25/33                               683,542
     962,445  FNMA CMO/REMIC Ser 2003-33,
                Class AU, 4.000%, 3/25/33                               971,394
     752,898  FNMA CMO/REMIC Ser 2003-34,
                Class AD, 4.000%, 1/25/32                               758,014
   3,844,103  FNMA CMO/REMIC Ser 2003-69,
                Class NF (A), 1.997%, 4/1/09                          3,897,146
  11,376,672  FNMA CMO/REMIC Ser 2003-79,
                Class XI, 5.000%, 2/25/32                               975,092
   4,235,611  FNMA CMO/REMIC Ser 2003-81,
                Class FE (A), .989%, 4/25/09                          4,111,831
   7,403,240  FNMA CMO/REMIC Ser 2004-95,
                Class BI, 5.500%, 12/25/24                              584,641
   3,271,270  FNMA CMO/REMIC Ser 2004-96,
                Class LF (A), 1.522%, 4/25/09                         3,262,492
     699,156  FNMA CMO/REMIC Ser 2005-108,
                Class GU, 5.750%, 7/25/35                               707,700
     857,442  FNMA CMO/REMIC Ser 2006-2,
                Class GH, 5.500%, 6/25/32                               866,403
   1,263,020  FNMA CMO/REMIC Ser 2006-73,
                Class PJ, 6.000%, 2/25/28                             1,290,148
   1,143,478  FNMA CMO/REMIC Ser 2007-9,
                Class YA, 5.500%, 3/25/37                             1,151,043
   3,530,100  FNMA CMO/REMIC Ser 2008-35,
                Class IO, 4.500%, 4/25/23                               308,268
      40,018  FNMA Pool #253472, 7.500%, 9/1/10                          41,054
     120,006  FNMA Pool #519992, 7.000%, 10/1/14                        125,425
     132,892  FNMA Pool #534851, 7.500%, 4/1/15                         140,058
     112,990  FNMA Pool #535219, 7.500%, 3/1/15                         119,083
      33,507  FNMA Pool #535635, 8.500%, 6/1/12                          34,520
     489,403  FNMA Pool #555646, 7.500%, 9/1/16                         512,960
     769,128  FNMA Pool #681642 (A),
                4.379%, 4/1/09                                          775,277
   3,982,182  FNMA Pool #813844 (A),
                4.854%, 4/1/09                                        3,999,505
   4,438,044  FNMA Pool #825395 (A),
                4.829%, 4/1/09                                        4,523,609
      28,694  GNMA ARM Pool #8103 (A),
                5.500%, 4/1/09                                           29,345
      33,387  GNMA ARM Pool #8287 (A),
                4.125%, 4/1/09                                           33,831

--------------------------------------------------------------------------------
Ultra Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                MARKET
AMOUNT                                                                    VALUE
--------------------------------------------------------------------------------

              U.S. GOVERNMENT MORTGAGE-BACKED
              OBLIGATIONS -- 73.6% (CONTINUED)
$     44,884  GNMA ARM Pool #8297 (A),
                4.125%, 4/1/09                                     $     45,035
      82,884  GNMA ARM Pool #8333 (A),
                5.500%, 4/1/09                                           85,022
      49,420  GNMA ARM Pool #8345 (A),
                5.500%, 4/1/09                                           50,666
      68,326  GNMA ARM Pool #8366 (A),
                5.375%, 4/1/09                                           70,439
       2,643  GNMA ARM Pool #8404 (A),
                4.625%, 4/1/09                                            2,681
      28,393  GNMA ARM Pool #8405 (A),
                4.625%, 4/1/09                                           28,750
       5,771  GNMA ARM Pool #8462 (A),
                5.375%, 4/1/09                                            5,952
      32,476  GNMA ARM Pool #8489 (A),
                5.500%, 4/1/09                                           33,320
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              MORTGAGE-BACKED OBLIGATIONS                          $ 87,586,127
--------------------------------------------------------------------------------

              ASSET-BACKED SECURITIES -- 4.6%
     559,107  Caterpillar Financial Asset Trust
                Ser 2008-A, Class A2B (A),
                1.672%, 4/25/09                                         545,922
   1,500,000  CNH Equipment Trust Ser 2008-B,
                Class A3B (A), 1.956%, 4/15/09                        1,479,737
     636,848  Harley-Davidson Motorcycle
                Trust Ser 2005-2, Class A2,
                4.070%, 2/15/12                                         624,453
     648,449  Harley-Davidson Motorcycle
                Trust Ser 2006-1, Class A2,
                5.040%, 10/15/12                                        637,928
     865,628  Nissan Auto Lease Trust Ser 2008-A,
                Class A2B (A), 2.106%, 4/15/09                          865,628
   1,502,098  Wells Fargo Mortgage Backed
                Securities, Ser 2006-16,
                Class A12, 5.000%, 11/25/36                           1,337,074
--------------------------------------------------------------------------------
              TOTAL ASSET-BACKED SECURITIES                        $  5,490,742
--------------------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.6%
     476,084  FHLMC, 4.500%, 12/15/17                                   475,707
   2,000,000  FNMA, 4.750%, 7/23/13                                   2,022,860
   3,000,000  Overseas Private Investment
                Corp. (A), .400%, 4/1/09                              3,000,000
--------------------------------------------------------------------------------
              TOTAL U.S. GOVERNMENT
              AGENCY OBLIGATIONS                                   $  5,498,567
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 3.7%
              FINANCIALS -- 3.7%
   2,000,000  American Express Credit
                Company, MTN (A),
                1.920%, 4/27/09                                       1,887,976
   1,000,000  PNC Funding Corp.,
                4.500%, 3/10/10                                         996,244
   1,600,000  Wells Fargo & Company,
                MTN, 3.980%, 10/29/10                                 1,534,925
--------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS                                $  4,419,145
--------------------------------------------------------------------------------

              MUNICIPAL BONDS -- 4.5%
              PENNSYLVANIA -- 4.5%
   2,750,000  Commonwealth Fing Auth PA
                Rev, Ser A, 3.860%, 6/1/11                            2,809,483
   2,500,000  Pennsylvania State Tpk Commn
                BANS, Ser B, 5.290%, 10/15/09                         2,525,400
--------------------------------------------------------------------------------
              TOTAL MUNICIPAL BONDS                                $  5,334,883
--------------------------------------------------------------------------------

              INVESTMENT FUND -- 8.7%
  10,333,408  Touchstone Institutional
                Money Market Fund^                                 $ 10,333,408
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 99.7%
              (Cost $120,995,023)                                  $118,662,872

              OTHER ASSETS IN EXCESS
              OF LIABILITIES -- 0.3%                                    332,764
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                 $118,995,636
================================================================================

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

(A) Variable rate security - the rate reflected is the rate in effect on March 31, 2009.

ARM   - Adjustable Rate Mortgage

BANS  - Bond Anticipation Notes

CMO   - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA  - Federal National Mortgage Association

GNMA  - Government National Mortgage Association

MTN   - Medium Term Note

REMIC - Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Value Opportunities Fund - March 31, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                         MARKET
COMMON STOCKS -- 98.9%                                  SHARES            VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 19.3%
Assurant, Inc.                                          76,400     $  1,663,992
Axis Capital Holdings Ltd.                             106,375        2,397,693
Bank of New York Mellon Corp.                          164,385        4,643,875
Goldman Sachs Group, Inc.                               15,235        1,615,215
Invesco Ltd.                                           157,620        2,184,613
JPMorgan Chase & Co.                                   129,805        3,450,216
KeyCorp+                                               149,300        1,174,991
Morgan Stanley                                          64,750        1,474,358
PNC Financial Services Group, Inc.                      35,055        1,026,761
Simon Property Group, Inc. +                            47,245        1,636,567
Travelers Cos., Inc. (The)                              72,995        2,966,516
US Bancorp+                                            124,080        1,812,809
--------------------------------------------------------------------------------
                                                                     26,047,606
--------------------------------------------------------------------------------

ENERGY -- 14.9%
Cabot Oil & Gas Corp. +                                 64,495        1,520,147
Chevron Texaco Corp.                                   106,275        7,145,932
Exxon Mobil Corp.                                       95,340        6,492,654
Noble Energy, Inc.                                      53,105        2,861,297
Peabody Energy Corp.                                    80,450        2,014,468
--------------------------------------------------------------------------------
                                                                     20,034,498
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 13.2%
CVS/Caremark Corp.                                      77,315        2,125,389
HJ Heinz Co.                                           104,665        3,460,225
Kraft Foods, Inc.- Class A                              94,110        2,097,712
Lorillard, Inc.                                         51,162        3,158,742
Philip Morris International, Inc.                       56,780        2,020,232
Procter & Gamble Co.                                    68,175        3,210,361
Walgreen Co.                                            63,130        1,638,855
--------------------------------------------------------------------------------
                                                                     17,711,516
--------------------------------------------------------------------------------

HEALTH CARE -- 12.8%
Amgen, Inc.*                                            46,130        2,284,358
Boston Scientific Corp.* +                             205,580        1,634,361
Covidien Ltd.                                           55,045        1,829,696
Hospira, Inc.*                                          52,005        1,604,874
Johnson & Johnson                                       56,365        2,964,799
Merck & Co., Inc.                                       63,515        1,699,026
Pfizer, Inc.                                           236,520        3,221,402
WellPoint, Inc.*                                        53,215        2,020,574
--------------------------------------------------------------------------------
                                                                     17,259,090
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.6%
H&R Block, Inc. +                                      127,430        2,317,952
Liberty Media Corp.*                                   134,790        2,689,061
McDonald's Corp.                                        40,610        2,216,088
Time Warner Cable, Inc.                                 29,842          740,075
Time Warner, Inc.                                      118,875        2,294,283
Walt Disney Co. +                                       72,370        1,314,239
--------------------------------------------------------------------------------
                                                                     11,571,698
--------------------------------------------------------------------------------

UTILITIES -- 7.2%
DPL, Inc.                                              112,810        2,542,737
Exelon Corp.                                            82,780        3,757,385
National Fuel Gas Co. +                                112,360        3,446,081
--------------------------------------------------------------------------------
                                                                      9,746,203
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 6.9%
Corning, Inc.                                          152,830        2,028,054
EMC Corp.*                                             118,230        1,347,822
Intel Corp.                                             98,930        1,488,897
International Business Machines Corp. +                 25,275        2,448,894
Symantec Corp.*                                        134,120        2,003,753
--------------------------------------------------------------------------------
                                                                      9,317,420
--------------------------------------------------------------------------------

INDUSTRIALS -- 6.6%
General Electric Co. +                                 253,715        2,565,058
Raytheon Co.                                            52,175        2,031,695
Shaw Group, Inc.*                                       72,275        1,981,058
Waste Management, Inc.                                  88,335        2,261,376
--------------------------------------------------------------------------------
                                                                      8,839,187
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 5.0%
AT&T, Inc.                                             158,070        3,983,364
Verizon Communications, Inc.                            89,560        2,704,712
--------------------------------------------------------------------------------
                                                                      6,688,076
--------------------------------------------------------------------------------

MATERIALS -- 4.4%
Ball Corp.                                              93,535        4,059,419
Potash Corp. of Saskatchewan, Inc.                      23,100        1,866,711
--------------------------------------------------------------------------------
                                                                      5,926,130
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $133,141,424
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 16.8%
Invesco AIM Liquid Assets Portfolio**               19,187,499       19,187,499
Touchstone Institutional
  Money Market Fund^                                 3,383,296        3,383,296
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 22,570,795
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 115.7%
(Cost $199,415,371)                                                $155,712,219

LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.7%)                    (21,083,035)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $134,629,184
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2009, was $15,031,583.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Other Items (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING DISCLOSURE

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2009" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)

                                                                                                  EXPENSES
                                            NET EXPENSE      BEGINNING          ENDING           PAID DURING
                                              RATIO           ACCOUNT          ACCOUNT         THE SIX MONTHS
                                             ANNUALIZED        VALUE            VALUE              ENDED
                                              MARCH 31,      OCTOBER 1,        MARCH 31,          MARCH 31,
                                               2009            2008              2009              2009*
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP VALUE FUND
  Class A     Actual                              1.44%      $ 1,000.00       $   644.10           $  5.91
  Class A     Hypothetical                        1.44%      $ 1,000.00       $ 1,017.75           $  7.25

  Class C     Actual                              2.19%      $ 1,000.00       $   644.70           $  8.97
  Class C     Hypothetical                        2.19%      $ 1,000.00       $ 1,014.02           $ 10.98

  Class Z     Actual                              1.45%      $ 1,000.00       $   646.90           $  5.95
  Class Z     Hypothetical                        1.45%      $ 1,000.00       $ 1,017.70           $  7.29

HEALTHCARE AND BIOTECHNOLOGY FUND
  Class A     Actual                              1.55%      $ 1,000.00       $   751.00           $  6.75
  Class A     Hypothetical                        1.55%      $ 1,000.00       $ 1,017.23           $  7.77

  Class C     Actual                              2.29%      $ 1,000.00       $   745.00           $  9.98
  Class C     Hypothetical                        2.29%      $ 1,000.00       $ 1,013.50           $ 11.51

INTERMEDIATE FIXED INCOME FUND
  Institutional Class     Actual                  0.84%      $ 1,000.00       $   994.50           $  4.18
  Institutional Class     Hypothetical            0.84%      $ 1,000.00       $ 1,020.74           $  4.23

INTERNATIONAL GROWTH FUND
  Class A     Actual                              1.34%      $ 1,000.00       $   641.40           $  5.50
  Class A     Hypothetical                        1.34%      $ 1,000.00       $ 1,018.24           $  6.76

  Class C     Actual                              2.07%      $ 1,000.00       $   638.30           $  8.47
  Class C     Hypothetical                        2.07%      $ 1,000.00       $ 1,014.60           $ 10.41

  Class Y     Actual                              1.10%      $ 1,000.00       $   642.20           $  4.49
  Class Y     Hypothetical                        1.10%      $ 1,000.00       $ 1,019.46           $  5.53

MID CAP FUND
  Class A     Actual                              1.14%      $ 1,000.00       $   681.80           $  4.78
  Class A     Hypothetical                        1.14%      $ 1,000.00       $ 1,019.24           $  5.74

  Class C     Actual                              1.88%      $ 1,000.00       $   678.80           $  7.87
  Class C     Hypothetical                        1.88%      $ 1,000.00       $ 1,015.56           $  9.44

  Class Z     Actual                              1.15%      $ 1,000.00       $   681.30           $  4.83
  Class Z     Hypothetical                        1.15%      $ 1,000.00       $ 1,019.18           $  5.81

  Institutional Class     Actual                  0.90%      $ 1,000.00       $   681.40           $  3.79
  Institutional Class     Hypothetical            0.90%      $ 1,000.00       $ 1,020.43           $  4.55

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

                                                                                                  EXPENSES
                                            NET EXPENSE      BEGINNING          ENDING           PAID DURING
                                              RATIO           ACCOUNT          ACCOUNT         THE SIX MONTHS
                                             ANNUALIZED        VALUE            VALUE              ENDED
                                              MARCH 31,      OCTOBER 1,        MARCH 31,          MARCH 31,
                                               2009            2008              2009              2009*
-------------------------------------------------------------------------------------------------------------
PREMIUM YIELD EQUITY FUND
  Class A     Actual                              1.20%      $ 1,000.00       $   638.40           $  4.89
  Class A     Hypothetical                        1.20%      $ 1,000.00       $ 1,018.97           $  6.02

  Class C     Actual                              1.93%      $ 1,000.00       $   636.40           $  7.89
  Class C     Hypothetical                        1.93%      $ 1,000.00       $ 1,015.29           $  9.72

  Class Y     Actual                              0.95%      $ 1,000.00       $   640.10           $  3.88
  Class Y     Hypothetical                        0.95%      $ 1,000.00       $ 1,020.20           $  4.78

SANDS CAPITAL SELECT GROWTH FUND
  Class Y     Actual                              0.85%      $ 1,000.00       $   774.50           $  3.77
  Class Y     Hypothetical                        0.85%      $ 1,000.00       $ 1,020.68           $  4.30

  Class Z     Actual                              1.11%      $ 1,000.00       $   723.10           $  4.78
  Class Z     Hypothetical                        1.11%      $ 1,000.00       $ 1,019.39           $  5.60

SHORT DURATION FIXED INCOME FUND
  Class Z     Actual                              0.74%      $ 1,000.00       $ 1,036.80           $  3.76
  Class Z     Hypothetical                        0.74%      $ 1,000.00       $ 1,021.24           $  3.73

SMALL CAP VALUE OPPORTUNITIES FUND
  Class Z     Actual                              1.50%      $ 1,000.00       $   647.30           $  6.16
  Class Z     Hypothetical                        1.50%      $ 1,000.00       $ 1,017.45           $  7.55

ULTRA SHORT DURATION FIXED INCOME FUND
  Class Z     Actual                              0.69%      $ 1,000.00       $ 1,006.80           $  3.45
  Class Z     Hypothetical                        0.69%      $ 1,000.00       $ 1,021.49           $  3.48

VALUE OPPORTUNITIES FUND
  Class A     Actual                              1.18%      $ 1,000.00       $   698.40           $  5.01
  Class A     Hypothetical                        1.18%      $ 1,000.00       $ 1,019.03           $  5.95

  Class C     Actual                              1.93%      $ 1,000.00       $   696.30           $  8.16
  Class C     Hypothetical                        1.93%      $ 1,000.00       $ 1,015.31           $  9.70

  Class Z     Actual                              1.19%      $ 1,000.00       $   698.10           $  5.02
  Class Z     Hypothetical                        1.19%      $ 1,000.00       $ 1,019.02           $  5.97

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or366]] (to reflect the one-half year period).

--------------------------------------------------------------------------------
Other Items (Continued)
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ANNUAL RENEWAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on November 13, 2008, the Board of Trustees (the "Board" or "Trustees") of the Touchstone Funds Group Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust and the Sub-Advisory Agreement with respect to each Fund between the Advisor and the respective Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and the respective Sub-Advisory Agreement was in the best interests of each Fund and its respective shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies;
(2) comparative performance information; (3) the Advisor's and its affiliates' revenues and costs of providing services to the Funds; and (4) information about the Advisor's and Sub-Advisors' personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to each Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to each of the Funds in private sessions with independent legal counsel at which no representatives of management were present.

In approving the Funds' Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of each Sub-Advisor, including those that were affiliates of the Advisor, and the Advisor's timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor to certain of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Board noted that the Advisor waives advisory fees, administrative fees, and/or reimburses expenses for each Fund and also pays the Sub-Advisors' sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Funds' distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.


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The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor's and its affiliates' level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund's respective peer group. The Board also considered, among other data, the Funds' respective performance results during the six-month period, twelve-month period and thirty-six month period ended September 30, 2008, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies.

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board noted that the Advisor had waived advisory fees, administrative fees, and/or reimbursed expenses for each Fund in order to reduce the Fund's respective operating expenses to targeted levels. The Board further noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board also discussed with management certain factors as set forth in the conditions to the Funds' exemptive order issued by the Securities and Exchange Commission relating to investments by the non-money market Funds in the Touchstone Institutional Money Market Fund. Based upon the nature and extent of the services provided by the Advisor and the Sub-Advisors to each Fund and a discussion by management with respect to the costs to the Advisor and Sub-Advisors of the portion of the advisory fee and sub-advisory fee attributable to the portion of the non-money market Funds' assets to be invested in the Touchstone Institutional Money Market Fund, the Board concluded that the advisory fee and the sub-advisory fee of each non-money market Fund were based on services that were in addition to, rather than duplicative of, services provided under the Investment Advisory and Sub-Advisory Agreements with respect to the portion of such Funds' assets to be invested in the Touchstone Institutional Money Market Fund.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Diversified Small Cap Value Fund. The Fund's advisory fee and total expense ratio (net of applicable fee waivers and/or expense reimbursements) were above the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund's expenses. The Fund's performance for the six-month period, twelve-month period and thirty-six month period ended September 30, 2008 was in the 1st quartile of the Fund's peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.


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Touchstone Healthcare and Biotechnology Fund. The Fund's advisory fee and total expense ratio (net of applicable fee waivers and/or expense reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund's expenses. The Fund's performance for the six-month period ended September 30, 2008 was in the 4th quartile of the Fund's peer group, in the 2nd quartile of the Fund's peer group for the twelve-month period ended September 30, 2008 and in the 1st quartile of the Fund's peer group for the thirty-six month period ended September 30, 2008. Based upon their review, the Trustees concluded that the Fund's performance over time was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Intermediate Fixed Income Fund. The Fund's advisory fee and total expense ratio (net of applicable fee waivers and/or expense reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund's expenses. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period ended September 30, 2008 was in the 4th quartile of the Fund's peer group and in the 3rd quartile of the Fund's peer group for the twelve-month period and the thirty-six month period ended September 30, 2008. The Board took into account management's discussion of the Fund's performance and its proposed actions with respect to the Fund. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Mid Cap Fund. The Fund's advisory fee and total expense ratio (net of applicable fee waivers and/or expense reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund's expenses. The Fund's performance for the six-month period, twelve-month period and thirty-six month period ended September 30, 2008 was in the 3rd quartile of the Fund's peer group. The Board noted management's discussion regarding the Fund's performance. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Premium Yield Equity Fund. The Fund's advisory fee and total expense ratio (net of applicable fee waivers and/or expense reimbursements) were at median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund's expenses. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Board noted that the Fund had commenced operations on December 3, 2007. The Fund's performance for the six-month period ended September 30, 2008 was in the 4th quartile of the Fund's peer group. The Board took into account that the Sub-Advisor had assumed management of the Fund on May 23, 2008 after the prior sub-advisor had been replaced. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund's advisory fee and total expense ratio (net of applicable fee waivers and/or expense reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund's expenses. The Fund's performance for the six-month period and the twelve-month period ended September 30, 2008 was in the 3rd quartile of the Fund's peer group and in the 4th quartile of the Fund's peer group for the thirty-six month period ended September 30, 2008. The Board took into account management's discussion of the Fund's performance. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.


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Touchstone Short Duration Fixed Income Fund. The Fund's advisory fee and total expense ratio (net of applicable fee waivers and/or expense reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund's expenses. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period, twelve-month period and thirty-six month period ended September 30, 2008 was in the 4th quartile of the Fund's peer group. The Board took into account management's discussion of the Fund's performance and its proposed actions with respect to the Fund. The Board also took into account that the Sub-Advisor had assumed management of the Fund on October 1, 2008 after the prior sub-advisor had been replaced. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Small Cap Value Opportunities Fund. The Fund's advisory fee and total expense ratio (net of applicable fee waivers and/or expense reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund's expenses. The Board also noted that the Sub-Advisor had assumed responsibility for managing the Fund's entire portfolio on June 16, 2008. The Fund's performance for the six-month period ended September 30, 2008 was in the 4th quartile of the Fund's peer group, in the 2nd quartile of the Fund's peer group for the twelve-month period ended September 30, 2008 and in the 3rd quartile of the Fund's peer group for the thirty-six month period ended September 30, 2008. Based upon their review, the Trustees concluded that the Fund's performance over time was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Fund's advisory fee and total expense ratio (net of applicable fee waivers and/or expense reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund's expenses. The Fund's performance for the six-month period and twelve-month period ended September 30, 2008 was in the 2nd quartile of the Fund's peer group and in the 1st quartile of the Fund's peer group for the thirty-six month period ended September 30, 2008. The Board noted that the Sub-Advisor had assumed management of the Fund on October 1, 2008 after the prior sub-advisor had been replaced. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Value Opportunities Fund. The Fund's advisory fee and total expense ratio (net of applicable fee waivers and/or expense reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving and/or reimbursing a portion of the Fund's expenses. The Fund's performance for the six-month period ended September 30, 2008 was in the 3rd quartile of the Fund's peer group and in the 1st quartile of the Fund's peer group for the twelve-month period and thirty-six month period ended September 30, 2008. Based upon their review, the Trustees concluded that the Fund's performance over time was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund's current size and potential growth on its performance and expenses. The Board took into account management's discussion of the Fund's advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. With the exception of the Touchstone Premium Yield Equity Fund which has a breakpoint in its advisory fee schedule, the Board determined that adding breakpoints at specified levels to the advisory fee schedule of each Fund was not appropriate at that time. The Board noted that the Touchstone Premium Yield Equity Fund currently was not realizing economies of scale in its advisory fee. The Board also noted that if a Fund's assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund's Sub-Advisor.


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Conclusion. In considering the renewal of the Funds' Investment Advisory
Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weight to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Investment Advisory Agreement with the Advisor, among others: (a) the Advisor had demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices or, as discussed above, is being addressed; and (d) each Fund's advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds' respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor's compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor to certain of the Funds with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board considered each Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor's brokerage practices. The Board also considered each Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes includes quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisors and that compliance issues, if any, are reported to the Board.

Sub-Advisor's Compensation. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm's-length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor's management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for each of Touchstone Premium Yield Equity Fund, Touchstone Sands Capital Select Growth Fund and Touchstone Value Opportunities Fund contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund's assets increased.


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Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm's-length. The Board compared the sub-advisory fee for each Fund with various comparative data, including the median and average sub-advisory fees of each Fund's peer group, and found that each Fund's sub-advisory fee was reasonable and appropriate under the facts and circumstances.

Touchstone Diversified Small Cap Value Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon its review, the Board concluded that the Fund's sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

Touchstone Healthcare and Biotechnology Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon its review, the Board concluded that the Fund's sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

Touchstone Intermediate Fixed Income Fund. The Fund's sub-advisory fee was at the median of its peer group. Based upon its review, the Board concluded that the Fund's sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

Touchstone Mid Cap Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon its review, the Board concluded that the Fund's sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

Touchstone Premium Yield Equity Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon its review, the Board concluded that the Fund's sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon its review, the Board concluded that the Fund's sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

Touchstone Short Duration Fixed Income Fund. The Fund's sub-advisory fee was at the median of its peer group. Based upon its review, the Board concluded that the Fund's sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

Touchstone Small Cap Value Opportunities Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon its review, the Board concluded that the Fund's sub-advisory fees were reasonable in view of the high quality of services received by the Fund and the other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon its review, the Board concluded that the Fund's sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.


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Touchstone Value Opportunities Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon its review, the Board concluded that the Fund's sub-advisory fee was reasonable in view of the high quality of services received by the Fund and the other factors considered.

As noted above, the Board considered each Fund's performance during the six-month period, twelve-month period and thirty-six month period ended September 30, 2008, as applicable, as compared to each Fund's peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board was mindful of the Advisor's focus on each Sub-Advisor's performance and the Advisor's ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weight to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor was qualified to manage each Fund's assets in accordance with the Fund's investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices or, as discussed above, is being addressed; (d) each Fund's advisory fees are reasonable relative to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.


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BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on August 14, 2008, the Board of Trustees (the "Board" or "Trustees") of the Touchstone Funds Group Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved an amendment to the Investment Advisory Agreement between the Trust and the Advisor adding the Touchstone International Growth Fund (the "Fund") and also initially approved the Sub-Advisory Agreement between the Advisor and Navellier & Associates, Inc. (the "Sub-Advisor").

In determining whether to approve the amendment to the Investment Advisory Agreement and approve the Sub-Advisory Agreement, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the amendment to the Investment Advisory Agreement and approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The information provided to the Board included: (1) a comparison of the Fund's proposed advisory fee and other fees and anticipated expense ratios with those of comparable funds; (2) performance information of a comparable investment product; (3) the Advisor's and its affiliates estimated revenues and costs of providing services to the Fund; and (4) information about the Advisor's and Sub-Advisor's personnel. Prior to voting, the Independent Trustees reviewed the proposed amendment to the Investment Advisory Agreement and approval of the Sub-Advisory Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed amendment to the Investment Advisory Agreement and approval of the Sub-Advisory Agreement in private sessions with independent legal counsel at which no representatives of management were present.

In approving the amendment to the Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel that will provide such services; (2) the Advisor's anticipated compensation and profitability; (3) a comparison of fees of comparable funds managed by the Advisor; (4) anticipated economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of sub-advisors and the Advisor's timeliness in responding to any performance issues. In evaluating the quality of services to be provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services of comparable funds managed by the Advisor, including the Advisor's role in coordinating the activities of those funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Advisor under the Investment Advisory Agreement.

Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates and the direct and indirect benefits to be derived by the Advisor and its affiliates from the Advisor's relationship with the Fund. The Board noted that the Advisor will waive advisory fees and administrative fees and/or reimburse expenses and will pay the Sub-Advisor's sub-advisory fees out of the advisory fee the Advisor receives from the Fund. The Board reviewed the anticipated profitability of the Advisor's relationship with the Fund and whether the Advisor has the financial wherewithal to provide a high level of services to the Fund, noting the commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Fund's prospective distributor, an affiliate of the Advisor, will receive Rule 12b-1 distribution fees from the Fund and will receive a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor will derive benefits to its reputation and other benefits from its association with the Fund.


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The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor and its affiliates' level of profitability, if any, to be derived from their relationship with the Fund would be reasonable and not excessive.

Expenses and Performance. The Board compared the Fund's proposed advisory fees and total expense ratios with those of comparable funds. The Board took into account the Fund's estimated total expenses for its Class A and Class C shares after estimated reimbursements. The Board took into account that the Advisor had contractually agreed to limit the Fund's net operating expenses until at least September 30, 2009. The Board took into account that the Navellier International Growth Portfolio (the "Portfolio"), a series of Navellier Millennium Funds, was expected to be merged into the Fund in September 2008. Accordingly, the Board considered the performance of the Portfolio under the management of the Sub-Advisor, the Portfolio's current investment advisor. The Board took into account that the portfolio management team currently managing the Portfolio was expected to manage the Fund following the merger of the Portfolio into the Fund.

The Board also considered the effect of the Fund's potential growth and size on its performance and expenses. The Board noted that the Advisor anticipates waiving a portion of its advisory fees and administrative fees and/or reimbursing expenses for the Fund in order to reduce the Fund's operating expenses to targeted levels. The Board further noted that the sub-advisory fees under the Sub-Advisory Agreement will be paid by the Advisor out of the advisory fees it receives from the Fund and also noted the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the proposed expense ratios and noting the performance of a comparable investment product, the Board also took into account the nature, extent and quality of the services to be provided to the Fund by the Advisor and its affiliates.

Economies of Scale. The Board considered the effect of the Fund's potential growth and size on its performance and expenses. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increase. The Board determined that adding breakpoints at specified asset levels to the advisory fee schedule of the Fund would not be appropriate at this time. The Board also noted that if the Fund's assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by the Fund will be reduced by the total sub-advisory fee paid by the Advisor to the Sub-Advisor.

Conclusion. In considering the amendment to the Funds' Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weight to the various factors. The Trustees evaluated all information available to them. The Board reached the following conclusions regarding the Investment Advisory Agreement with the Advisor with respect to the Fund, among others: (a) the Advisor had demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the Fund's proposed advisory fee is reasonable in relation to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Trustees determined that approval of the amendment to the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

In approving the Fund's Sub-Advisory Agreement, the Board considered various factors with respect to the Fund, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor's compensation; (3) a comparison of the proposed sub-advisory fee and the performance of the Portfolio, which was to be merged into the Fund; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. THE BOARD

considered information provided by the Advisor regarding the services to be provided by the Sub-Advisor. The Board also considered the Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who will be responsible for managing the investment of portfolio securities with respect to the Fund. The Board noted the Sub-Advisor's brokerage practices. The Board also noted its familiarity with the Sub-Advisor, owing to the Sub-Advisor's management of other Touchstone funds. The Board also considered the Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring includes quarterly reviews of compliance reports and annual compliance visits to sub-advisors and that compliance issues, if any, are reported to the Board.

Sub-Advisor's Compensation. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits to be derived by the Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Fund. In considering the anticipated profitability to the Sub-Advisor of its relationship with the Fund, the Board noted the undertaking of the Advisor to have expense limitations for the Fund and also noted that the sub-advisory fees under the Sub-Advisory Agreement will be paid by the Advisor out of the advisory fees that it will receive under the Investment Advisory Agreement and is negotiated at arm's-length. As a consequence, the anticipated profitability to the Sub-Advisor of its relationship with the Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor's management of the Fund to be a substantial factor in its consideration, although the Board noted that the proposed sub-advisory fee schedule contains a breakpoint that would reduce the sub-advisory fee rate on assets above a specified level as the Fund's assets increase.

Sub-Advisory Fee and Fund Performance. The Board considered that the Fund will pay an advisory fee to the Advisor and that the Advisor will pay a sub-advisory fee to the Sub-Advisor. The Board considered the amount to be retained by the Advisor and the sub-advisory fee to be paid to the Sub-Advisor with respect to the various services to be provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with the Sub-Advisor at arm's-length. The Board considered the proposed sub-advisory fee for the Fund and found that the Fund's sub-advisory fee was reasonable and appropriate under the facts and circumstances.

The Board considered the Sub-Advisor's long-term performance record in managing the Portfolio, which was to be merged into the Fund. The Board noted that the comparable performance of this product was satisfactory. The Board also noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Advisor. The Board was mindful of the Advisor's focus on the performance of sub-advisors and the Advisor's ways of addressing underperformance.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

Conclusion. In considering the approval of the Sub-Advisory Agreement with respect to the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weight to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage the Fund's assets in accordance with the Fund's investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the Fund's proposed advisory fee is reasonable in relation to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's proposed investment strategies are appropriate for pursuing the investment objectives of the Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement was in the interests of the Fund and its shareholders.

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       INVESTMENTS

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Cincinnati, OH  45202-4203



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TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

* A Member of Western & Southern Financial Group

                                                            TSF-56-TFGT-SAR-0903

ITEM 2. CODE OF ETHICS.

Not required in semi-annual report filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in semi-annual report filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in semi-annual report filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes have been made to the procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable in semiannual filing.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)    Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Funds Group Trust

By (Signature and Title)


/s/ Jill T. McGruder
------------------------------------
Jill T. McGruder
President

Date: June 2, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Jill T. McGruder
------------------------------------
Jill T. McGruder
President

Date:  June 2, 2009


/s/ Terrie A. Wiedenheft
------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date: June 2, 2009